March 31, 1999


TAX-FREE
BOND
PORTFOLIOS


SEMI-ANNUAL REPORT
TO SHAREHOLDERS


Not FDIC Insured
May Lose Value
No Bank Guarantee
                                                                       BLACKROCK
                                                                           FUNDS
                                                           PURE INVESTMENT STYLE
                                                               [GRAPHIC OMITTED]

                                 BLACKROCK FUNDS

                            TAX-FREE BOND PORTFOLIOS

* Tax-Free Income                       * Ohio Tax-Free Income
* Pennsylvania Tax-Free Income          * Delaware Tax-Free Income
* New Jersey Tax-Free Income            * Kentucky Tax-Free Income


                               TABLE OF CONTENTS

SHAREHOLDER LETTER ........................................................... 1
PORTFOLIO SUMMARIES
      Tax-Free Income......................................................... 3
      Pennsylvania Tax-Free Income............................................ 4
      New Jersey Tax-Free Income.............................................. 5
      Ohio Tax-Free Income.................................................... 6
      Delaware Tax-Free Income................................................ 7
      Kentucky Tax-Free Income................................................ 8
      Note on Performance Information......................................... 9
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS........................... 10-37
      Tax-Free Income Statement of Assets & Liabilities...................... 15
      New Jersey Tax-Free Income Statement of Assets & Liabilities........... 29
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................... 39
      Statements of Changes in Net Assets................................. 40-41
      Financial Highlights................................................ 42-47
NOTES TO FINANCIAL STATEMENTS............................................. 48-55

                                 BLACKROCK FUNDS

March 31, 1999

Dear Shareholder:

     We are pleased to present the Semi-Annual Report for the BlackRock Funds for March 31, 1999.

     These are certainly exciting times for the U.S. stock market. On March 29, 1999, the Dow Jones Industrial Average (DJIA) eclipsed the mythic 10,000 level for the first time in history, only to fall slightly below this mark at the end of the period. This milestone is a media event that has created considerable excitement and propelled the stock market into the forefront of public attention. We believe that times like these present a good opportunity for investors to look past the heat of the moment and focus on the true meaning of events.

     A quick look at recent history confirms that 10,000 on the Dow is indeed a lofty height. It was only 27 years ago in 1972 that the Dow reached the 1,000 level for the first time. But that success did not last. Battered by recession in the U.S. economy and worldwide oil shortages, the Dow plummeted below 600 in 1974, the lowest point in a generation, and it didn't get back to 1,000 again until 1982. From 1982 to 1994 the Dow climbed to the 3,500 level. From there it moved to 5,000 in 1996, 7,500 in 1998 and 10,000 in 1999. By anyone's measure this has been a fast and impressive, yet often volatile, climb.

     On the other hand, it is worth remembering that the Dow is not a broad based index -- in fact it is only 30 stocks! While the Dow has been flying high, many stocks, particularly smaller stocks, have not. Furthermore, the stocks that make up the Dow are some of the largest of the large cap stocks, the very group that has done so well over recent years. At the same time returns on small cap stocks, measured by the Russell 2000, have lagged by returning -16.25% for the twelve months ended March 31, 1999 and the large caps, measured by the S&P 500, have been humming along at a rate of 18.58% in the same time period.

     Is the market overdue for a significant correction, or can it continue to move still higher? Of course, none of us can predict the future but there are several important positive indications. We believe the economy is strong, interest rates are favorable and inflation appears under control. While BlackRock believes that the market will remain in positive territory for the remainder of 1999, we also believe that growth will be tempered and that investors would do well to roll back their expectations to more modest levels. If you look at stock market performance from 1926 to 1998, as presented in the Ibbotson 1999 Yearbook, Large Company Stocks (S&P Composite Index) returned an average annual rate of 11.2%, Small Company Stocks (9th and 10th Deciles NYSE plus corresponding AMEX and OTC) at 12.4%, and Long Term Bonds (Salomon Brothers Long Term High-Grade Corporate Bond Index) at 5.8%. While past performance does not predict future returns, common sense suggests that the market cannot be expected to keep growing at current rates.

     These historical returns, while not approaching the returns of recent years, are still significant and confirm the appropriateness of our core investment philosophy for long-term investors: start investing early and stay invested through all market cycles. Of course, the asset allocation that you use for your portfolio can change to reflect changes in the market and in your own personal financial situation.

     We also believe that with the Federal Reserve currently holding steady on interest rates, investors should not overlook the investment opportunity in the bond market, both taxable and tax free. We are pleased to report that during the period of this report we successfully launched a new fund, the BlackRock High Yield Bond Portfolio, designed for investors who want high current income from investing in securities that are rated less than investment grade.

     We are pleased with the growth of BlackRock Funds during the past six months. The addition of the BlackRock High Yield Bond Portfolio in November 1998 increased the number of BlackRock Funds to 36 investment portfolios. Additionally, we received record inflows into the fund family, which helped bring our total assets under management to approximately $25 billion as of March 31, 1999.

     Thank you for your continued confidence in BlackRock Funds. We value your business and appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/ KAREN SABATH
Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                            TAX-FREE INCOME PORTFOLIO

TOTAL ASSETS (3/31/99):
     $336.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) MUNICIPAL SECURITIES OUTPERFORMED THEIR TREASURY COUNTERPARTS OVER THE PAST SIX MONTHS, AS THE FLIGHT TO QUALITY BID THAT SPURRED THE DRAMATIC TREASURY MARKET RALLY IN THE THIRD QUARTER OF 1998 EVAPORATED AS WORLD MARKETS CALMED. THE MOST DRAMATIC MUNICIPAL OUTPERFORMANCE OCCURRED IN THE FIRST THREE MONTHS OF 1999, AS MUNICIPAL NEW ISSUANCE WAS DOWN APPROXIMATELY 30% COMPARED TO THE FIRST QUARTER OF 1998.
     (BULLET) IN AN EFFORT TO INCREASE THE PORTFOLIO'S INCOME EARNING POWER, THE MANAGER HAS EMPHASIZED HIGHER YIELDING INVESTMENT GRADE NEW ISSUES. WITHIN THE PORTFOLIO, THE MANAGER BELIEVES THAT THE 10-20 YEAR MATURITY SECTOR OFFERS THE MOST ATTRACTIVE TOTAL RETURN OPPORTUNITIES IN LIGHT OF BLACKROCK'S LONG-TERM MUNICIPAL INTEREST RATE OUTLOOK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INCOME
    PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                        Lehman
       Institutional  Service   Investor A   Investor B   Investor C  Municipal
           Class       Class       Class        Class        Class    Bond Index
       ------------- --------    --------     --------     --------   ----------
May/14/90 $10,000     $10,000     $ 9,600      $10,000      $10,000     $10,000
Jun-90     10,118      10,118       9,662       10,118       10,118      10,234
Sep-90     10,139      10,139       9,683       10,139       10,139      10,240
Dec-90     10,513      10,513      10,040       10,513       10,513      10,681
Mar-91     10,720      10,720      10,238       10,720       10,720      10,923
Jun-91     10,919      10,919      10,428       10,919       10,919      11,156
Sep-91     11,296      11,296      10,787       11,296       11,296      11,590
Dec-91     11,708      11,708      11,181       11,708       11,708      11,979
Mar-92     11,776      11,776      11,247       11,776       11,776      12,015
Jun-92     12,215      12,215      11,665       12,215       12,215      12,471
Sep-92     12,504      12,504      11,942       12,504       12,504      12,802
Dec-92     12,744      12,744      12,170       12,744       12,744      13,035
Mar-93     13,246      13,246      12,650       13,246       13,246      13,518
Jun-93     13,708      13,708      13,091       13,708       13,708      13,961
Sep-93     14,200      14,194      13,551       14,189       14,189      14,432
Dec-93     14,412      14,400      13,738       14,385       14,385      14,635
Mar-94     13,430      13,410      12,786       13,389       13,389      13,832
Jun-94     13,615      13,587      12,948       13,558       13,558      13,985
Sep-94     13,661      13,625      12,978       13,590       13,590      14,080
Dec-94     13,455      13,395      12,764       13,365       13,365      13,878
Mar-95     14,555      14,496      13,793       14,443       14,443      14,859
Jun-95     14,810      14,737      14,014       14,674       14,674      15,218
Sep-95     15,242      15,156      14,404       15,083       15,083      15,656
Dec-95     15,941      15,825      15,031       15,739       15,739      16,302
Mar-96     15,806      15,694      14,900       15,602       15,602      16,105
Jun-96     15,953      15,828      15,026       15,734       15,734      16,228
Sep-96     16,378      16,237      15,408       16,104       16,104      16,602
Dec-96     16,853      16,696      15,837       16,522       16,522      17,025
Mar-97     16,838      16,669      15,805       16,458       16,458      16,985
Jun-97     17,446      17,258      16,439       16,999       16,999      17,571
Sep-97     18,032      17,824      16,971       17,550       17,516      18,101
Dec-97     18,560      18,332      17,448       18,043       17,975      18,592
Mar-98     18,805      18,559      17,656       18,258       18,155      18,806
Jun-98     19,080      18,815      17,892       18,502       18,363      19,092
Sep-98     19,629      19,344      18,386       19,013       18,835      19,678
Dec-98     19,753      19,450      18,480       19,110       18,896      19,797
Mar-99     19,856      19,536      18,554       19,187       18,935      19,972

                        FOR PERIOD ENDING MARCH 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN

                                                  Taxable                Taxable                Taxable       From        Taxable
                                       1 Year   Equivalent*   3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                       ------   -----------   ------   -----------   ------   -----------   ---------   -----------
Institutional Class                    5.58%      8.09%        7.90%     11.45%      8.12%      11.77%        8.02%        11.62%
Service Class                          5.27%      7.64%        7.57%     10.97%      7.82%      11.33%        7.83%        11.35%
Investor A Class (Load Adjusted)       0.87%      1.26%        5.93%      8.59%      6.74%       9.77%        7.20%        10.43%
Investor A Class (NAV)                 5.09%      7.38%        7.39%     10.71%      7.61%      11.03%        7.70%        11.16%
Investor B Class (Load Adjusted)      (0.39%)    (0.57%)       5.41%      7.84%      6.75%       9.78%        7.45%        10.80%
Investor B Class (NAV)                 4.31%      6.25%        6.67%      9.67%      7.18%      10.41%        7.45%        10.80%
Investor C Class (Load Adjusted)       3.27%      4.74%        6.67%      9.67%      7.18%      10.41%        7.45%        10.80%
Investor C Class (NAV)                 4.31%      6.25%        6.67%      9.67%      7.18%      10.41%        7.45%        10.80%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A FEDERAL TAX RATE OF 39.6%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK TAX-FREE
  INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/18/96 AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 9 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                      PENNSYLVANIA TAX-FREE PORTFOLIO TOTAL

NET ASSETS (3/31/99):
     $1.1 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, PENNSYLVANIA STATE AND LOCAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) MUNICIPAL SECURITIES OUTPERFORMED THEIR TREASURY COUNTERPARTS OVER THE PAST SIX MONTHS, AS THE FLIGHT TO QUALITY BID THAT SPURRED THE DRAMATIC TREASURY MARKET RALLY IN THE THIRD QUARTER OF 1998 EVAPORATED AS WORLD MARKETS CALMED. THE MOST DRAMATIC MUNICIPAL OUTPERFORMANCE OCCURRED IN THE FIRST THREE MONTHS OF 1999, AS MUNICIPAL NEW ISSUANCE WAS DOWN APPROXIMATELY 30% COMPARED TO THE FIRST QUARTER OF 1998.
     (BULLET) IN AN EFFORT TO INCREASE THE PORTFOLIO'S INCOME EARNING POWER, THE MANAGER HAS EMPHASIZED HIGHER YIELDING INVESTMENT GRADE NEW ISSUES. WITHIN THE PORTFOLIO, THE MANAGER BELIEVES THAT THE 10-20 YEAR MATURITY SECTOR OFFERS THE MOST ATTRACTIVE TOTAL RETURN OPPORTUNITIES IN LIGHT OF BLACKROCK'S LONG-TERM MUNICIPAL INTEREST RATE OUTLOOK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE INCOME PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL
                                  PERIOD END.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                        Lehman
       Institutional  Service    Investor A   Investor B   Investor C Municipal
           Class       Class       Class        Class        Class    Bond Index
       ------------- --------    --------     --------     --------   ----------
 Dec/1/92 $10,000     $10,000     $ 9,600      $10,000      $10,000     $10,000
 Dec-92    10,080      10,080       9,626       10,080       10,080      10,182
 Mar-93    10,492      10,492      10,020       10,492       10,492      10,560
 Jun-93    10,809      10,809      10,322       10,809       10,809      10,905
 Sep-93    11,142      11,165      10,667       11,170       11,170      11,274
 Dec-93    11,324      11,341      10,841       11,352       11,352      11,432
 Mar-94    10,614      10,621      10,159       10,638       10,638      10,805
 Jun-94    10,746      10,746      10,284       10,769       10,769      10,924
 Sep-94    10,813      10,808      10,337       10,824       10,824      10,999
 Dec-94    10,545      10,533      10,069       10,518       10,518      10,841
 Mar-95    11,353      11,332      10,828       11,296       11,296      11,607
 Jun-95    11,614      11,585      11,064       11,526       11,526      11,888
 Sep-95    11,981      11,944      11,400       11,859       11,859      12,230
 Dec-95    12,483      12,439      11,867       12,326       12,326      12,734
 Mar-96    12,343      12,283      11,716       12,145       12,145      12,580
 Jun-96    12,448      12,379      11,802       12,212       12,212      12,677
 Sep-96    12,734      12,653      12,059       12,455       12,455      12,969
 Dec-96    13,058      12,966      12,353       12,733       12,733      13,299
 Mar-97    13,010      12,909      12,294       12,648       12,648      13,268
 Jun-97    13,413      13,294      12,713       12,997       12,997      13,726
 Sep-97    13,810      13,679      13,076       13,341       13,341      14,140
 Dec-97    14,198      14,052      13,429       13,675       13,675      14,523
 Mar-98    14,371      14,212      13,578       13,806       13,806      14,690
 Jun-98    14,600      14,428      13,779       14,004       14,004      14,914
 Sep-98    14,985      14,799      14,127       14,351       14,351      15,372
 Dec-98    15,065      14,867      14,187       14,404       14,404      15,464
 Mar-99    15,185      14,976      14,285       14,496       14,496      15,601

                        FOR PERIOD ENDING MARCH 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN

                                                  Taxable                Taxable                Taxable       From        Taxable
                                       1 Year   Equivalent*   3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                       ------   -----------   ------   -----------   ------   -----------   ---------   -----------
Institutional Class                    5.68%      9.86%        7.15%     12.41%      7.43%      12.90%        6.82%        11.84%
Service Class                          5.36%      9.31%        6.83%     11.86%      7.12%      12.36%        6.58%        11.42%
Investor A Class (Load Adjusted)       0.97%      1.68%        5.24%      9.10%      6.11%      10.61%        5.79%        10.05%
Investor A Class (NAV)                 5.22%      9.06%        6.68%     11.60%      6.98%      12.12%        6.48%        11.25%
Investor B Class (Load Adjusted)       0.23%      0.40%        4.82%      8.37%      5.95%      10.33%        6.03%        10.47%
Investor B Class (NAV)                 5.00%      8.68%        6.07%     10.54%      6.38%      11.08%        6.03%        10.47%
Investor C Class (Load Adjusted)       3.95%      6.86%        6.07%     10.54%      6.38%      11.08%        6.03%        10.47%
Investor C Class (NAV)                 5.00%      8.68%        6.07%     10.54%      6.38%      11.08%        6.03%        10.47%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATAE TAX RATE OF 42.4%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK PENNSYLVANIA TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94 AND INVESTOR C SHARES, 8/14/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 9 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $179.3 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, NEW JERSEY STATE AND LOCAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) MUNICIPAL SECURITIES OUTPERFORMED THEIR TREASURY COUNTERPARTS OVER THE PAST SIX MONTHS, AS THE FLIGHT TO QUALITY BID THAT SPURRED THE DRAMATIC TREASURY MARKET RALLY IN THE THIRD QUARTER OF 1998 EVAPORATED AS WORLD MARKETS CALMED. THE MOST DRAMATIC MUNICIPAL OUTPERFORMANCE OCCURRED IN THE FIRST THREE MONTHS OF 1999, AS MUNICIPAL NEW ISSUANCE WAS DOWN APPROXIMATELY 30% COMPARED TO THE FIRST QUARTER OF 1998.
     (BULLET) IN AN EFFORT TO INCREASE THE PORTFOLIO'S INCOME EARNING POWER, THE MANAGER HAS EMPHASIZED HIGHER YIELDING INVESTMENT GRADE NEW ISSUES. WITHIN THE PORTFOLIO, THE MANAGER BELIEVES THAT THE 10-20 YEAR MATURITY SECTOR OFFERS THE MOST ATTRACTIVE TOTAL RETURN OPPORTUNITIES IN LIGHT OF BLACKROCK'S LONG-TERM MUNICIPAL INTEREST RATE OUTLOOK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NJ TAX-FREE INCOME
    PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                        Lehman
       Institutional  Service    Investor A   Investor B  Investor C  Municipal
           Class       Class       Class        Class        Class    Bond Index
       ------------- --------    --------     --------     --------   ----------
Jul/1/91 $10,000     $10,000     $ 9,600      $10,000      $10,000     $10,000
Sep-91    10,357      10,357       9,891       10,357       10,357      10,389
Dec-91    10,736      10,736      10,253       10,736       10,736      10,738
Mar-92    10,775      10,775      10,290       10,775       10,775      10,770
Jun-92    11,205      11,205      10,701       11,205       11,205      11,179
Sep-92    11,462      11,462      10,946       11,462       11,462      11,475
Dec-92    11,691      11,691      11,165       11,691       11,691      11,684
Mar-93    12,098      12,098      11,553       12,098       12,098      12,118
Jun-93    12,514      12,514      11,951       12,514       12,514      12,514
Sep-93    12,867      12,867      12,288       12,867       12,867      12,937
Dec-93    13,045      13,045      12,458       13,045       13,045      13,119
Mar-94    12,370      12,370      11,813       12,370       12,370      12,399
Jun-94    12,504      12,504      11,942       12,504       12,504      12,536
Sep-94    12,583      12,583      12,017       12,583       12,583      12,622
Dec-94    12,432      12,432      11,873       12,432       12,432      12,440
Mar-95    13,195      13,195      12,601       13,195       13,195      13,320
Jun-95    13,454      13,454      12,848       13,454       13,454      13,642
Sep-95    13,802      13,802      13,181       13,802       13,802      14,034
Dec-95    14,289      14,289      13,646       14,289       14,289      14,613
Mar-96    14,158      14,158      13,519       14,156       14,156      14,437
Jun-96    14,198      14,198      13,546       14,184       14,184      14,547
Sep-96    14,445      14,445      13,776       14,398       14,398      14,882
Dec-96    14,808      14,808      14,115       14,725       14,725      15,261
Mar-97    14,768      14,768      14,072       14,653       14,653      15,226
Jun-97    15,185      15,185      14,534       15,028       15,028      15,751
Sep-97    15,623      15,623      14,946       15,429       15,429      16,226
Dec-97    16,035      16,035      15,334       15,800       15,800      16,666
Mar-98    16,167      16,167      15,453       15,893       15,893      16,858
Jun-98    16,406      16,403      15,673       16,088       16,088      17,114
Sep-98    16,932      16,916      16,157       16,585       16,555      17,640
Dec-98    17,021      16,990      16,221       16,652       16,590      17,746
Mar-99    17,089      17,045      16,267       16,700       16,605      17,903

                        FOR PERIOD ENDING MARCH 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN

                                                  Taxable                Taxable                Taxable       From        Taxable
                                       1 Year   Equivalent*   3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                       ------   -----------   ------   -----------   ------   -----------   ---------   -----------
Institutional Class                    5.72%      10.59%       6.46%     11.96%      6.67%      12.35%        7.16%        13.26%
Service Class                          5.45%      10.09%       6.36%     11.78%      6.62%      12.26%        7.12%        13.19%
Investor A Class (Load Adjusted)       1.06%       1.96%       4.75%      8.80%      5.64%      10.44%        6.48%        12.00%
Investor A Class (NAV)                 5.27%       9.76%       6.18%     11.44%      6.50%      12.04%        7.05%        13.06%
Investor B Class (Load Adjusted)      (0.19)%     (0.35)%      4.21%      7.80%      5.64%      10.44%        6.76%        12.52%
Investor B Class (NAV)                 4.48%       8.30%       5.46%     10.11%      6.06%      11.22%        6.76%        12.52%
Investor C Class (Load Adjusted)       3.44%       6.37%       5.46%     10.11%      6.06%      11.22%        6.76%        12.52%
Investor C Class (NAV)                 4.48%       8.30%       5.46%     10.11%      6.06%      11.22%        6.76%        12.52%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATAE TAX RATE OF 46%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK NEW JERSEY TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES, 1/26/96; INVESTOR B SHARES, 7/2/96; INSTITUTIONAL SHARES, 5/4/98 AND INVESTOR C SHARES, 12/9/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 9 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                      OHIO TAX-FREE INCOME PORTFOLIO TOTAL

NET ASSETS (3/31/99):
     $105.9 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, OHIO STATE AND LOCAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) MUNICIPAL SECURITIES OUTPERFORMED THEIR TREASURY COUNTERPARTS OVER THE PAST SIX MONTHS, AS THE FLIGHT TO QUALITY BID THAT SPURRED THE DRAMATIC TREASURY MARKET RALLY IN THE THIRD QUARTER OF 1998 EVAPORATED AS WORLD MARKETS CALMED. THE MOST DRAMATIC MUNICIPAL OUTPERFORMANCE OCCURRED IN THE FIRST THREE MONTHS OF 1999, AS MUNICIPAL NEW ISSUANCE WAS DOWN APPROXIMATELY 30% COMPARED TO THE FIRST QUARTER OF 1998.
     (BULLET) IN AN EFFORT TO INCREASE THE PORTFOLIO'S INCOME EARNING POWER, THE MANAGER HAS EMPHASIZED HIGHER YIELDING INVESTMENT GRADE NEW ISSUES. WITHIN THE PORTFOLIO, THE MANAGER BELIEVES THAT THE 10-20 YEAR MATURITY SECTOR OFFERS THE MOST ATTRACTIVE TOTAL RETURN OPPORTUNITIES IN LIGHT OF BLACKROCK'S LONG-TERM MUNICIPAL INTEREST RATE OUTLOOK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OH TAX-FREE INCOME
    PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                        Lehman
       Institutional  Service    Investor A   Investor B  Investor C  Municipal
           Class       Class       Class        Class        Class    Bond Index
       ------------- --------    --------     --------     --------   ----------
 Dec/1/92 $10,000     $10,000     $ 9,600      $10,000      $10,000     $10,000
 Dec-92    10,010      10,010       9,560       10,010       10,010      10,182
 Mar-93    10,270      10,270       9,808       10,270       10,270      10,560
 Jun-93    10,561      10,561      10,086       10,561       10,561      10,905
 Sep-93    10,910      10,907      10,420       10,911       10,911      11,274
 Dec-93    11,024      11,014      10,529       11,025       11,025      11,432
 Mar-94    10,346      10,330       9,881       10,347       10,347      10,805
 Jun-94    10,442      10,420       9,973       10,443       10,443      10,924
 Sep-94    10,498      10,469      10,026       10,499       10,499      10,999
 Dec-94    10,310      10,276       9,843       10,281       10,281      10,841
 Mar-95    11,076      11,033      10,568       11,018       11,018      11,607
 Jun-95    11,300      11,249      10,774       11,211       11,211      11,888
 Sep-95    11,625      11,565      11,075       11,503       11,503      12,230
 Dec-95    12,145      12,073      11,560       11,985       11,985      12,734
 Mar-96    11,950      11,870      11,361       11,756       11,756      12,580
 Jun-96    12,046      11,957      11,440       11,815       11,815      12,677
 Sep-96    12,335      12,234      11,700       12,061       12,061      12,969
 Dec-96    12,646      12,533      11,981       12,330       12,330      13,299
 Mar-97    12,612      12,490      11,936       12,260       12,260      13,268
 Jun-97    13,001      12,867      12,355       12,600       12,600      13,726
 Sep-97    13,385      13,238      12,706       12,934       12,934      14,140
 Dec-97    13,739      13,577      13,026       13,236       13,236      14,523
 Mar-98    13,864      13,691      13,130       13,316       13,316      14,690
 Jun-98    14,084      13,899      13,323       13,488       13,488      14,914
 Sep-98    14,531      14,328      13,730       13,874       13,874      15,372
 Dec-98    14,612      14,397      13,790       13,909       13,909      15,464
 Mar-99    14,714      14,488      13,871       13,964       13,964      15,601

                        FOR PERIOD ENDING MARCH 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN

                                                  Taxable                Taxable                Taxable       From        Taxable
                                       1 Year   Equivalent*   3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                       ------   -----------   ------   -----------   ------   -----------   ---------   -----------
Institutional Class                    6.13%      11.52%       7.19%     13.52%      7.31%      13.74%        6.29%        11.82%
Service Class                          5.82%      10.94%       6.87%     12.91%      7.00%      13.16%        6.03%        11.33%
Investor A Class (Load Adjusted)       1.44%       2.71%       5.25%      9.87%      6.03%      11.33%        5.30%         9.96%
Investor A Class (NAV)                 5.64%      10.60%       6.69%     12.58%      6.91%      12.99%        5.99%        11.26%
Investor B Class (Load Adjusted)       0.16%       0.30%       4.66%      8.76%      5.75%      10.81%        5.42%        10.19%
Investor B Class (NAV)                 4.85%       9.12%       5.91%     11.11%      6.18%      11.62%        5.42%        10.19%
Investor C Class (Load Adjusted)       3.80%       7.14%       5.91%     11.11%      6.18%      11.62%        5.42%        10.19%
Investor C Class (NAV)                 4.85%       9.12%       5.91%     11.11%      6.18%      11.62%        5.42%        10.19%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATE TAX RATE OF 46.8%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK OHIO TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR ASHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/13/94 AND INVESTOR C SHARES, 8/26/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 9 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCEIS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                    DELAWARE TAX-FREE INCOME PORTFOLIO TOTAL

NET ASSETS (3/31/99):
     $118.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, DELAWARE STATE AND LOCAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) MUNICIPAL SECURITIES OUTPERFORMED THEIR TREASURY COUNTERPARTS OVER THE PAST SIX MONTHS, AS THE FLIGHT TO QUALITY BID THAT SPURRED THE DRAMATIC TREASURY MARKET RALLY IN THE THIRD QUARTER OF 1998 EVAPORATED AS WORLD MARKETS CALMED. THE MOST DRAMATIC MUNICIPAL OUTPERFORMANCE OCCURRED IN THE FIRST THREE MONTHS OF 1999, AS MUNICIPAL NEW ISSUANCE WAS DOWN APPROXIMATELY 30% COMPARED TO THE FIRST QUARTER OF 1998.
     (BULLET) IN AN EFFORT TO INCREASE THE PORTFOLIO'S INCOME EARNING POWER, THE MANAGER HAS EMPHASIZED HIGHER YIELDING INVESTMENT GRADE NEW ISSUES. WITHIN THE PORTFOLIO, THE MANAGER BELIEVES THAT THE 10-20 YEAR MATURITY SECTOR OFFERS THE MOST ATTRACTIVE TOTAL RETURN OPPORTUNITIES IN LIGHT OF BLACKROCK'S LONG-TERM MUNICIPAL INTEREST RATE OUTLOOK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DE TAX-FREE INCOME PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL
                                  PERIOD END.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                       Lehman
       Institutional  Service  Investor A   Investor B   Investor C  Municipal
           Class       Class      Class        Class        Class    Bond Index
       ------------- --------   --------     --------     --------   ----------
Dec/31/89 $10,000     $10,000    $ 9,600      $10,000      $10,000     $10,000
Mar-90      9,989       9,987      9,586        9,979        9,979      10,045
Jun-90     10,073      10,068      9,662       10,052       10,052      10,279
Sep-90     10,110      10,103      9,695       10,080       10,080      10,285
Dec-90     10,149      10,139      9,728       10,108       10,108      10,729
Mar-91     10,064      10,052      9,643       10,013       10,013      10,972
Jun-91     10,055      10,040      9,630        9,994        9,994      11,205
Sep-91     10,163      10,145      9,730       10,091       10,091      11,641
Dec-91     10,335      10,315      9,891       10,252       10,252      12,032
Mar-92     10,281      10,258      9,835       10,188       10,188      12,068
Jun-92     10,419      10,393      9,963       10,314       10,314      12,526
Sep-92     10,445      10,417      9,984       10,329       10,329      12,859
Dec-92     10,533      10,502     10,064       10,406       10,406      13,093
Mar-93     10,416      10,382      9,949       10,279       10,279      13,579
Jun-93     10,524      10,487     10,048       10,375       10,375      14,023
Sep-93     10,648      10,609     10,163       10,488       10,488      14,497
Dec-93     10,812      10,769     10,315       10,638       10,638      14,700
Mar-94     10,407      10,363      9,924       10,229       10,229      13,893
Jun-94     10,386      10,340      9,901       10,198       10,198      14,047
Sep-94     10,293      10,244      9,808       10,096       10,096      14,143
Dec-94     10,436      10,384      9,941       10,227       10,227      13,940
Mar-95     10,528      10,473     10,024       10,306       10,306      14,926
Jun-95     10,487      10,430      9,982       10,256       10,256      15,286
Sep-95     10,536      10,476     10,024       10,293       10,293      15,726
Dec-95     10,605      10,541     10,085       10,349       10,349      16,374
Mar-96     10,501      10,436      9,983       10,238       10,238      16,177
Jun-96     10,583      10,515     10,057       10,307       10,307      16,301
Sep-96     10,666      10,595     10,132       10,378       10,378      16,676
Dec-96     10,624      10,550     10,088       10,327       10,327      17,101
Mar-97     10,497      10,422      9,963       10,199       10,193      17,061
Jun-97     10,585      10,506     10,043       10,280       10,268      17,649
Sep-97     10,699      10,617     10,147       10,387       10,368      18,182
Dec-97     10,812      10,726     10,250       10,492       10,466      18,675
Mar-98     10,816      10,728     10,251       10,493       10,460      18,890
Jun-98     10,988      10,891     10,403       10,648       10,596      19,177
Sep-98     11,367      11,258     10,749       11,003       10,929      19,766
Dec-98     11,439      11,320     10,804       11,059       10,964      19,885
Mar-99     11,537      11,408     10,884       11,141       11,024      20,061

                        FOR PERIOD ENDING MARCH 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN

                                                  Taxable                Taxable                Taxable       From        Taxable
                                       1 Year   Equivalent*   3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                       ------   -----------   ------   -----------   ------   -----------   ---------   -----------
Institutional Class                    6.66%      11.85%       6.02%     10.71%      6.34%      11.28%        6.02%        10.71%
Service Class                          6.34%      11.28%       5.71%     10.16%      6.03%      10.73%        5.71%        10.16%
Investor A Class (Load Adjusted)       1.91%       3.40%       4.11%      7.31%      4.99%       8.88%        5.18%         9.22%
Investor A Class (NAV)                 6.17%      10.98%       5.53%      9.84%      5.85%      10.41%        5.53%         9.84%
Investor B Class (Load Adjusted)       0.65%       1.16%       3.51%      6.25%      4.64%       8.26%        4.74%         8.43%
Investor B Class (NAV)                 5.39%       9.59%       4.75%      8.45%      5.06%       9.00%        4.74%         8.43%
Investor C Class (Load Adjusted)       4.34%       7.72%       4.75%      8.45%      5.06%       9.00%        4.74%         8.43%
Investor C Class (NAV)                 5.39%       9.59%       4.75%      8.45%      5.06%       9.00%        4.74%         8.43%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATAE TAX RATE OF 43.8%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK DELAWARE TAX-FREE INCOME PORTFOLIO.

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE DELAWARE TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE DE TAX-FREE INCOME FUND OF PNC-DE. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE DELAWARE TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.27%, 0.74% AND 0.63%,
RESPECTIVELY.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                    KENTUCKY TAX-FREE INCOME PORTFOLIO TOTAL

NET ASSETS (3/31/99):
     $187.4 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, KENTUCKY STATE AND LOCAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) MUNICIPAL SECURITIES OUTPERFORMED THEIR TREASURY COUNTERPARTS OVER THE PAST SIX MONTHS, AS THE FLIGHT TO QUALITY BID THAT SPURRED THE DRAMATIC TREASURY MARKET RALLY IN THE THIRD QUARTER OF 1998 EVAPORATED AS WORLD MARKETS CALMED. THE MOST DRAMATIC MUNICIPAL OUTPERFORMANCE OCCURRED IN THE FIRST THREE MONTHS OF 1999, AS MUNICIPAL NEW ISSUANCE WAS DOWN APPROXIMATELY 30% COMPARED TO THE FIRST QUARTER OF 1998.
     (BULLET) IN AN EFFORT TO INCREASE THE PORTFOLIO'S INCOME EARNING POWER, THE MANAGER HAS EMPHASIZED HIGHER YIELDING INVESTMENT GRADE NEW ISSUES. WITHIN THE PORTFOLIO, THE MANAGER BELIEVES THAT THE 10-20 YEAR MATURITY SECTOR OFFERS THE MOST ATTRACTIVE TOTAL RETURN OPPORTUNITIES IN LIGHT OF BLACKROCK'S LONG-TERM MUNICIPAL INTEREST RATE OUTLOOK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KY TAX-FREE INCOME
  PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT SEMI-ANNUAL
                                PERIOD YEAR END.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                        Lehman
       Institutional  Service    Investor A   Investor B   Investor C  Municipal
           Class       Class       Class        Class        Class    Bond Index
       ------------- --------    --------     --------     --------   ----------
Dec/31/89 $10,000     $10,000    $ 9,600      $10,000      $10,000     $10,000
Mar-90     10,012      10,010      9,608       10,002       10,002      10,045
Jun-90     10,055      10,050      9,646       10,035       10,035      10,279
Sep-90     10,016      10,009      9,604        9,986        9,986      10,285
Dec-90     10,136      10,126      9,716       10,095       10,095      10,729
Mar-91     10,124      10,111      9,700       10,073       10,073      10,972
Jun-91     10,132      10,117      9,704       10,071       10,071      11,205
Sep-91     10,249      10,231      9,812       10,177       10,177      11,641
Dec-91     10,428      10,407      9,979       10,343       10,343      12,032
Mar-92     10,385      10,362      9,935       10,291       10,291      12,068
Jun-92     10,500      10,474     10,041       10,394       10,394      12,526
Sep-92     10,540      10,512     10,075       10,424       10,424      12,859
Dec-92     10,696      10,664     10,220       10,567       10,567      13,093
Mar-93     10,580      10,546     10,105       10,442       10,442      13,579
Jun-93     10,729      10,692     10,244       10,578       10,578      14,023
Sep-93     10,878      10,837     10,382       10,714       10,714      14,497
Dec-93     11,036      10,992     10,529       10,859       10,859      14,700
Mar-94     10,659      10,614     10,165       10,477       10,477      13,893
Jun-94     10,660      10,612     10,162       10,467       10,467      14,047
Sep-94     10,577      10,527     10,079       10,375       10,375      14,143
Dec-94     10,745      10,691     10,235       10,529       10,529      13,940
Mar-95     10,862      10,805     10,342       10,633       10,633      14,926
Jun-95     10,837      10,778     10,314       10,598       10,598      15,286
Sep-95     10,916      10,854     10,386       10,665       10,665      15,726
Dec-95     10,965      10,899     10,428       10,701       10,701      16,374
Mar-96     10,882      10,814     10,345       10,609       10,609      16,177
Jun-96     10,955      10,885     10,411       10,671       10,671      16,301
Sep-96     11,042      10,968     10,489       10,744       10,744      16,676
Dec-96     10,999      10,923     10,444       10,691       10,691      17,101
Mar-97     10,885      10,806     10,331       10,576       10,569      17,061
Jun-97     10,976      10,894     10,414       10,660       10,647      17,649
Sep-97     11,092      11,006     10,520       10,769       10,749      18,182
Dec-97     11,208      11,119     10,627       10,878       10,851      18,675
Mar-98     11,213      11,121     10,628       10,879       10,844      18,890
Jun-98     11,402      11,299     10,793       11,049       10,993      19,177
Sep-98     11,760      11,645     11,119       11,382       11,304      19,766
Dec-98     11,823      11,700     11,166       11,430       11,331      19,885
Mar-99     11,888      11,755     11,214       11,479       11,358      20,061

                        FOR PERIOD ENDING MARCH 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN

                                                  Taxable                Taxable                Taxable       From        Taxable
                                       1 Year   Equivalent*   3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                       ------   -----------   ------   -----------   ------   -----------   ---------   -----------
Institutional Class                    6.01%      11.07%       6.06%     11.16%      6.42%      11.82%        6.79%        12.50%
Service Class                          5.70%      10.50%       5.74%     10.57%      6.10%      11.23%        6.47%        11.92%
Investor A Class (Load Adjusted)       1.29%       2.38%       4.14%      7.62%      5.05%       9.30%        5.91%        10.88%
Investor A Class (NAV)                 5.52%      10.17%       5.56%     10.24%      5.92%      10.90%        6.29%        11.58%
Investor B Class (Load Adjusted)       0.03%       0.06%       3.54%      6.52%      4.71%       8.67%        5.50%        10.13%
Investor B Class (NAV)                 4.74%       8.73%       4.78%      8.80%      5.13%       9.45%        5.50%        10.13%
Investor C Class (Load Adjusted)       3.69%       6.80%       4.78%      8.80%      5.13%       9.45%        5.50%        10.13%
Investor C Class (NAV)                 4.74%       8.73%       4.78%      8.80%      5.13%       9.45%        5.50%        10.13%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATE TAX RATE OF 45.7%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK KENTUCKY TAX-FREE INCOME PORTFOLIO.

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE KENTUCKY TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE KY TAX-FREE INCOME FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE KY TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.79%, 2.70% AND 1.66%, RESPECTIVELY.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares of all the portfolios is 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS -- 94.6%
ALABAMA -- 6.9%
   Alabama Hsg. Fin. Auth. Sgl. Fam.
     Mtg. Rev., Cltrl. Home Mtg. Bd.
     Prj., Ser. 94B-1
     6.65%              10/01/25               $ 1,195             $  1,277,156
   Alabama Rev., Priv. Coll. & Tuskegee
     Univ. Prj., Ser. 96A
     5.90%              09/01/16                 1,000                1,096,250
   Alabama St. G.O., Ser. 90
     7.00%              08/01/05                   340                  361,675
   Birmingham Wtr. & Swr. Rev., Ser. 98A
     4.75%              01/01/21                 2,550                2,416,125
   Courtland Ind. Dev. Rev., Champion Intl.
     Corp. Prj., Ser. 92
     7.20%              12/01/13                 1,000                1,091,250
   Jefferson Cnty. Swr. Rev., Ser. 99A
     5.00%              02/01/33                13,535               13,145,869
     5.38%              02/01/36                 2,500                2,546,875
   Mobile G.O., Ser. 96
     5.00%              02/15/16                 1,000                1,006,250
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
     5.70%              02/01/09                   680                  736,950
                                                                   ------------
                                                                     23,678,400
                                                                   ------------
ALASKA -- 0.8%
   Alaska Ind. Dev. & Expt. Auth. Revolving
     Fund Rev., Ser. 97A
     6.00%              04/01/07                 2,500                2,759,375
                                                                   ------------
ARIZONA -- 0.5%
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Ser. 95A
     6.00%              07/01/06                   325                  356,281
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Unrefunded Ser. 95A
     6.00%              07/01/06                    15                   16,237
   Phoenix G.O., Ser. 92
     6.13%              07/01/03                 1,030                1,122,700
     6.38%              07/01/13                   200                  217,000
                                                                   ------------
                                                                      1,712,218
                                                                   ------------
CALIFORNIA -- 3.4%
   California Hsg. Fin. Agcy. Rev., Home
     Mtg. Prj., Ser. 93C
     5.65%              08/01/14                 2,000                2,062,500
   California St. AMT Veterans G.O.,
     Ser. 97BH
     5.40%              12/01/16                 2,000                2,047,500
   California St. G.O., Ser. 90
     6.50%              11/01/06                   340                  395,250
   California St. G.O., Ser. 91
     6.20%              09/01/03                 1,000                1,103,750
   California St. G.O., Ser. 94
     6.20%              11/01/02                 1,000                1,088,750
   Los Angeles G.O., Ser. 94A
     5.80%              09/01/07                   340                  377,825
   M-S-R Pub. Pwr. Agcy. Rev., San Juan
     Prj., Ser. 97G
     5.38%              07/01/14                 2,850                3,010,312
   Sacramento Mun. Elec. Util. Rev.,
     Ser. 92C
     5.75%              11/15/09                   510                  550,800
   Tri City Hosp. Dist. Rev., Ser. 96A
     5.38%              02/15/07                 1,000                1,088,750
                                                                   ------------
                                                                     11,725,437
                                                                   ------------
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
COLORADO -- 3.2%
   Arapahoe Cnty. Cap. Imp. Trust Fund
     Hwy. Rev., Ser. 86
     7.16%                08/31/04             $   900             $    723,375
   Arapahoe Cnty. Cap. Imp. Trust Fund
     Hwy. Rev., Ser. 86E-470
     6.90%**            08/31/05                   750                  887,813
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 91D
     7.00%              11/15/25                   210                  226,800
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 92C
     6.75%              11/15/13                    60                   66,750
   Denver City & Cnty. Arpt. Rev.,
     Ser. 90A
     8.00%              11/15/25                 2,745                2,940,581
   Denver City & Cnty. Arpt. Rev.,
     Ser. 96D
     5.50%              11/15/25                 3,000                3,108,750
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 91D
     7.00%              11/15/25                   790                  832,462
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 92C
     6.75%              11/15/13                   440                  476,300
   Highlands Ranch Met. Dist. No. 2 G.O.,
     Ser. 96
     6.25%              06/15/07                 1,000                1,141,250
   Jefferson Cnty. Sch. Dist. G.O., Ser. 92
     6.00%              12/15/12                   300                  326,250
                                                                   ------------
                                                                     10,730,331
                                                                   ------------
DELAWARE -- 1.1%
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 92
     5.63%              07/01/05                   440                  468,050
   New Castle Cnty. G.O., Ser. 98
     5.00%              10/01/09                 3,175                3,365,500
                                                                   ------------
                                                                      3,833,550
                                                                   ------------
DISTRICT OF COLUMBIA -- 0.7%
   District of Columbia G.O., Ser. 93
     6.00%              06/01/11                 1,900                2,135,125
   District of Columbia G.O., Ser. 93A-1
     6.00%              06/01/11                    50                   56,687
                                                                   ------------
                                                                      2,191,812
                                                                   ------------
FLORIDA -- 2.8%
   Florida Dept. of Trans. G.O., Ser. 91
     6.25%              07/01/07                   400                  427,000
   Florida Dept. of Trans. G.O., Right of
     Way Prj., Ser. 91A
     4.75%              07/01/24                 5,000                4,731,250
   Orlando Util. Comm. Wtr. & Elec.
     Rev., Ser. 92
     6.00%              10/01/10                 1,000                1,147,500
   Santa Rosa Bay Bldg. Auth. Rev.,
     Ser. 96
     6.25%              07/01/28                 3,000                3,281,250
                                                                   ------------
                                                                      9,587,000
                                                                   ------------
GEORGIA -- 1.9%
   Atlanta Arpt. Fac. Rev., Ser. 94A
     6.50%              01/01/10                 1,000                1,177,500

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
   Columbus Wtr. & Swr. Rev., Ser. 92
     6.25%              05/01/05               $ 1,620             $  1,765,800
   Forsyth Cnty. Sch. Dist. G.O., Ser. 92
     6.70%              07/01/12                 1,000                1,202,500
   Georgia G.O., Ser. 92A
     6.00%              03/01/04                   340                  371,875
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 92B
     6.13%              01/01/14                   400                  432,500
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 93B
     5.70%              01/01/19                 1,000                1,087,500
   Gwinnett Cnty. G.O., Ser. 92
     6.00%              01/01/10                   400                  431,500
                                                                   ------------
                                                                      6,469,175
                                                                   ------------
HAWAII -- 3.9%
   Hawaii Dept. of Budget and Fin. Rev.,
     Ser. 90C
     7.38%              12/01/20                 4,000                4,285,000
   Honolulu City & Cnty. Waste Wtr. Sys.
     Rev., Ser. 98
     4.50%              07/01/28                10,000                9,062,500
                                                                   ------------
                                                                     13,347,500
                                                                   ------------
ILLINOIS -- 8.3%
   Chicago Wtr. Rev., Ser. 97
     5.50%              11/01/22                 9,905               10,226,912
   Chicago Motor Fuel Tax Rev., Ser. 90
     7.00%              01/01/05                 2,500                2,662,500
   Chicago Pk. Dist. G.O., Ser. 96
     5.50%              01/01/16                 2,250                2,356,875
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%              10/01/09                   460                  222,525
   Cook Cnty. G.O., Ser. 96
     5.88%              11/15/22                 2,000                2,247,500
   Cook Cnty. G.O., Ser. 97A
     5.63%              11/15/22                 2,000                2,115,000
   Illinois G.O., Ser. 94
     5.50%              08/01/06                   680                  737,800
   Illinois Hlth. Fac. Auth. Rev., Hosp.
     Sisters Svcs., Inc. Prj., Ser. 98A
     5.25%              06/01/11                 4,000                4,195,000
   Illinois Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 94-5
     6.65%              09/01/1                  3,000                3,262,500
   Winnebago & Boone Cnty. G.O.,
     Sch. Dist. No. 205 Prj., Ser. 92C
     5.90%              02/01/05                   500                  546,250
                                                                   ------------
                                                                     28,572,862
                                                                   ------------
INDIANA -- 1.6%
   Hamilton Cnty. Ind. Redev. Auth. Rev.,
     Cnty. Opt. Inc. Tax Lease Rev. Prj.,
     Ser. 99
     5.25%              08/01/12                 2,120                2,194,200
   Indianapolis Ind. Pub. Imp. Rev.,
     Prerefunded Ser. 91C
     6.70%              01/01/02                 2,000                2,190,000
   Indianapolis Intl. Arpt. Auth. Rev.,
     Federal Express Corp. Prj., Ser. 94
     7.10%              01/15/17                 1,000                1,113,750
                                                                   ------------
                                                                      5,497,950
                                                                   ------------
                                                  Par
                        Maturity                 (000)                 Value
                        --------               --------            ------------
MUNICIPAL BONDS (CONTINUED)
KANSAS -- 0.3%
   Johnson Cnty. Intl. Imp. Rev.,
     Prerefunded Ser. 92A
     6.00%              09/01/02               $   165             $    177,994
   Johnson Cnty. Intl. Imp. Rev.,
     Unrefunded Ser. 92A
     6.00%              09/01/07                   235                  251,156
   Kansas Dept. of Trans. Rev., Ser. 94A
     6.00%              09/01/12                   400                  435,000
                                                                   ------------
                                                                        864,150
                                                                   ------------
LOUISIANA -- 0.9%
   Orleans Rev., Levee Dist. Pub. Imp.
     Prj., Ser. 86
     5.95%              11/01/15                 2,820                3,116,100
                                                                   ------------
MARYLAND -- 0.0%
   Baltimore Port Fac. Rev., E.I. du Pont
     Co. Prj., Ser. 84A
     6.50%              10/01/11                   100                  109,625
                                                                   ------------
MASSACHUSETTS -- 2.7%
   Massachusetts Bay Trans. Auth. Rev.,
     Ser. 95B
     5.38%              03/01/20                 1,000                1,017,500
   Massachusetts St. Hlth. & Ed. Fac.
     Auth. Rev., Newton-Wellesley Hosp.
     Prj., Ser. 97G
     6.13%              07/01/15                 1,000                1,110,000
   Massachusetts St. Ind. Agcy. Pkg. Fac. Rev.,
     Avon Assoc. L.L.C. Prj.,
     Ser. 98A
     5.38%              04/01/20                 5,000                5,062,500
   Massachusetts St. Wtr. Res. Auth.
     Rev., Ser. 94A
     5.70%              08/01/08                   680                  747,150
   New England Ed. Ln. Massachusetts
     Mktg. Corp. Rev., Student Ln.
     Redemption Prj., Ser. 93F
     5.63%              07/01/04                 1,350                1,424,250
                                                                   ------------
                                                                      9,361,400
                                                                   ------------
MICHIGAN -- 1.0%
   Greater Detroit Res. Recovery Auth.
     Rev., Ser. 93A
     6.25%              12/13/08                 1,000                1,151,250
   Huron Valley Sch. Dist. G.O., Ser. 96
     5.88%              05/01/16                 2,000                2,230,000
                                                                   ------------
                                                                      3,381,250
                                                                   ------------
MINNESOTA -- 0.8%
   Metropolitan Council Minneapolis
     Rev., St. Paul Metro. Area Prj.,
     Ser. 91D
     6.60%              09/01/04                   510                  532,312
   Southern Minnesota Mun. Pwr. Agcy.
     Sply. Sys. Rev., Ser. 86C
     5.00%              01/01/17                 2,310                2,307,112
                                                                   ------------
                                                                      2,839,424
                                                                   ------------
MISSOURI -- 2.5%
   Lake of The Ozarks Cmnty. Bdg.
     Corp. Sys. Rev., Ser. 98
     5.25%              12/01/14                 4,915                4,902,712

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI -- (CONTINUED)
   Missouri St. Env. Imp. & Energy Res.
     Auth. Poll. Ctrl. Rev. Ref., Assoc.
     Elec. Coop. Thomas Hill Prj., Ser. 96
     5.50%                12/01/11             $ 3,415             $  3,641,244
                                                                   ------------
                                                                      8,543,956
                                                                   ------------
NEBRASKA -- 0.4%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Prerefunded Ser. 92A
     6.30%                02/01/02                 340                  368,475
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Ser. 92B
     6.15%                02/01/12               1,000                1,138,750
                                                                   ------------
                                                                      1,507,225
                                                                   ------------
NEVADA -- 4.0%
   Clark Cnty. Passenger Fac. Charge
     Rev., Ref. Las Vegas McCarran
     Intl. Prj., Ser. 98
     5.50%                07/01/15               6,320                6,707,100
   Clark Cnty. Sch. Dist. G.O., Ser. 99
     5.25%                06/15/15               6,970                7,152,963
                                                                   ------------
                                                                     13,860,063
                                                                   ------------
NEW JERSEY -- 2.5%
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                07/01/08                 495                  540,169
   New Jersey Trans. Trust Fund Auth.
     Rev., Ser. 96B
     5.25%                06/15/15               2,000                2,062,500
   Port Auth. New York & New Jersey
     Spec. Oblig. Rev., JFK Intl. Air
     Term. Prj., Ser. 97-6
     6.25%                12/01/09               2,680                3,071,950
   South Jersey Port. Corp. Rev.,
     Marine Term. Prj., Ser. 93G
     5.60%                01/01/23               2,980                3,047,050
                                                                   ------------
                                                                      8,721,669
                                                                   ------------
NEW MEXICO -- 0.5%
   Los Alamos Cnty. Util. Inc. Sys. Rev.,
     Ser. 94A
     5.80%(DOUBLE DAGGER) 07/01/06               1,500                1,635,000
                                                                   ------------
NEW YORK -- 9.5%
   Long Island Pwr. Auth. Elec. Sys. Rev.,
     Sub. Ser. 98-5
     3.15%**              05/01/33               2,500                2,500,000
   New York City G.O., Prerefunded
     Ser. 95B
     6.38%                08/15/09                 805                  915,688
   New York City G.O., Ser. 95A
     6.00%(DOUBLE DAGGER) 08/01/05               1,000                1,100,000
   New York City G.O., Ser. 95E
     6.50%                08/01/02                 285                  309,225
   New York City G.O., Ser. 96A
     6.00%                08/01/05               2,000                2,187,500
   New York City G.O., Ser. 96D
     5.60%                11/01/05               1,000                1,085,000
   New York City G.O., Ser. 98J
     5.13%                08/01/14               7,500                7,650,000

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
   New York City G.O., Unrefunded
     Ser. 95B
     6.38%                08/15/09             $ 3,035             $  3,384,025
   New York City G.O., Unrefunded
     Ser. 95E
     6.50%                08/01/02                 715                  772,200
   New York City Ind. Dev. Agcy. Rev.,
     Terminal One Group Assoc. Prj., Ser. 94
     6.00%                01/01/08                 360                  387,450
     6.00%                01/01/19                 500                  532,500
   New York St. Dorm. Auth. Rev.,
     Albany Cnty. Prj., Ser. 97
     5.50%                04/01/06               1,000                1,071,250
   New York St. Dorm. Auth. Rev.,
     St. Josephs Hosp. Prj., Ser. 97
     5.25%                07/01/18               3,000                3,048,750
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.38%                11/01/04               4,000                4,420,000
   New York St. Loc. Govt.
     Assistance Corp. Rev., Ser. 95A
     5.70%                04/01/08                 340                  375,275
   New York St. Urban Dev. Corr. Fac.
     Rev., Ser. 93
     5.63%                01/01/07               2,750                2,939,063
                                                                   ------------
                                                                     32,677,926
                                                                   ------------
NORTH CAROLINA -- 0.8%
   Eastern Mun. Pwr. Agcy. Sys. Rev.,
     Ser. 93C
     5.25%                01/01/04               1,000                1,053,750
     5.38%                01/01/05               1,250                1,328,125
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Prj., Ser. 92A
     6.00%                01/01/10                 300                  337,500
                                                                   ------------
                                                                      2,719,375
                                                                   ------------
OHIO -- 1.8%
   Cleveland Pkg. Facs. Rev., Ser. 96
     5.38%                09/15/12               2,370                2,521,088
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                03/01/07                 750                  780,000
   Columbus Refuse Coal, Fired Plant
     5-E-L, G.O., Ser. 91
     6.63%                09/15/01                 110                  117,975
   Ohio St. Hgr. Ed. Fac. Cmnty. Rev.,
     Univ. of Dayton Prj., Ser. 97
     5.35%                12/01/17               2,000                2,082,500
   Ohio Wtr. Dev. Auth. Rev., Clean
     Wtr. Prj., Ser. 92
     5.65%                12/01/05                 300                  321,375
   Olentangy Loc. Sch. Dist. G.O.,
     Ser. 95A
     5.85%                12/01/07                 340                  372,300
                                                                   ------------
                                                                      6,195,238
                                                                   ------------
OKLAHOMA -- 0.3%
   Grand River Dam Auth. Rev.,
     Ser. 93
     8.00%                06/01/02               1,000                1,123,750
                                                                   ------------
OREGON -- 0.1%
   Portland Swr. Sys. Rev., Ser. 92A
     6.00%                10/01/12                 300                  327,000
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 13.9%
   Allegheny Cnty. Hosp. Dev. Auth.
     Rev., Univ. of Pittsburgh Med.
     Ctr. Prj., Ser. 95
     5.35%                12/01/17             $ 1,595             $  1,640,856
   Beaver Cnty. G.O., Ser. 96A
     5.75%                10/01/15               1,000                1,106,250
   Beaver Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., St. Joe Minerals Corp.
     Prj., Ser. 77
     6.00%                05/01/07               2,425                2,429,195
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conference Ctr. Hyatt
     Regency Prj., Ser. 98
     6.20%                01/01/19               5,000                5,006,250
   Delaware Cnty. Auth. Rev., Mercy
     Hlth. Corp. Prj., Ser. 96
     5.75%                12/15/20               2,400                2,586,000
   Delaware Valley Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 98A
     5.50%                08/01/28               3,000                3,221,250
   Indiana Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., New York St. Elec. & Gas
     Corp. Prj., Ser. 95A
     6.00%                06/01/06               2,500                2,784,375
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     6.00%                11/01/23               4,000                4,320,000
   Pennsylvania Con. Ctr. Auth.
     Rev., Ser. 94A
     6.60%                09/01/09               4,250                4,770,625
   Pennsylvania G.O., Ser. 94
     5.50%                06/15/08               1,000                1,071,250
   Pennsylvania G.O., Ser. 96
     5.38%                05/15/09               3,000                3,210,000
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 96
     5.50%                06/15/20               4,000                4,150,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.88%                01/01/15               2,750                2,901,250
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.25%                07/01/17               1,935                1,966,444
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                07/15/08               1,000                1,090,000
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                11/01/16               3,150                3,287,813
   Tredyffrin Twp. G.O., Ser. 96
     5.25%                11/15/21               2,000                2,032,500
                                                                   ------------
                                                                     47,574,058
                                                                   ------------
PUERTO RICO -- 0.3%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     7.00%                07/01/06               1,000                1,171,250
                                                                   ------------
RHODE ISLAND -- 0.9%
   Rhode Island Depositors Econ.
     Protection Corp. Spec. Oblig. Rev.,
     Ser. 93A
     5.63%                08/01/09               1,000                1,070,000

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
RHODE ISLAND -- (CONTINUED)
   Rhode Island St. Hlth. & Ed. Bldg.
     Corp. Rev., Hosp. Fin. Lifespan
     Oblig. Grp. Prj., Ser. 96
     5.50%                05/15/16             $ 2,000             $  2,100,000
                                                                   ------------
                                                                      3,170,000
                                                                   ------------

SOUTH CAROLINA -- 0.3%
   Piedmont Mun. Pwr. Agcy. Elec. Rev.,
     Ser. 85B
     6.25%                01/01/18                 500                  523,750
   South Carolina Pub. Svcs. Auth. Rev.,
     Santee Cooper Prj., Ser. 91D
     6.50%                07/01/14                 100                  110,125
   Spartanburg Wtr. Rev., Prerefunded
     Ser. 93
     6.20%                06/01/09                  15                   16,256
   Spartanburg Wtr. Rev., Unrefunded
     Ser. 92
     6.20%                06/01/09                 285                  304,238
                                                                   ------------
                                                                        954,369
                                                                   ------------
SOUTH DAKOTA -- 0.2%
   South Dakota St. Lease Rev., Tran.
     Cert. Prj., Ser. 93A
     6.38%                09/01/05                 500                  561,875
                                                                   ------------
TENNESSEE -- 0.8%
   Maury Cnty. Ind. Dev. Poll. Ctrl. Rev.,
     Saturn Corp. Prj., Ser. 94
     6.50%                09/01/24               1,800                1,989,000
   Shelby Cnty. G.O., Ser. 99B
     5.25%                09/01/24                 575                  614,531
                                                                   ------------
                                                                      2,603,531
                                                                   ------------
TEXAS -- 7.8%
   Austin Util. Sys. Rev., Ser. 97
     5.13%                11/15/15               2,000                2,022,500
   Austin Util. Sys. Rev., Ser. 98
     6.50%                11/15/05               2,000                2,275,000
   Dallas Ind. Dev. Corp. Rev.,
     CR/PL, Inc. Prj., Ser. 87
     7.50%                08/01/17               2,400                2,610,000
   Houston Arpt. Sys. Spec. Fac. Rev.,
     Ser. 97A
     6.00%                07/15/07               2,660                2,942,625
     5.38%                07/15/08               1,000                1,060,000
   Sabine River Auth. Poll. Ctrl. Rev.,
     Texas Util. Elec. Prj., Ser. 90B
     8.25%                10/01/20               2,500                2,681,250
   San Antonio Arpt. Rev., Ser. 91
     7.13%                07/01/07               2,000                2,255,000
     7.13%                07/01/08               2,645                2,992,156
   San Antonio Elec. & Gas Rev.,
     Ser. 98A
     5.25%                02/01/14               4,000                4,160,000
   Spring Branch Sch. Dist. G.O.,
     Ser. 95
     5.95%                02/01/12               2,245                2,424,600
   Texas Wtr. Dev. Rev., St. Revolving
     Fund Prj., Ser. 92
     6.20%                07/15/05                 680                  739,500
   University of Texas Rev., Prerefunded
     Ser. 91A
     7.00%                08/15/07                 160                  175,400

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS -- (CONTINUED)
   University of Texas Rev., Unrefunded
     Ser. 91A
     7.00%                08/15/07             $   340             $    368,900
                                                                   ------------
                                                                     26,706,931
                                                                   ------------
UTAH -- 0.1%
   Jordan Sch. Dist. G.O., Ser. 93
     6.05%                06/15/03                 340                  365,075
   Salt Lake City Hosp. Rev., Ser. 88A
     8.13%                05/15/15                 100                  129,375
                                                                   ------------
                                                                        494,450
                                                                   ------------
VERMONT -- 1.1%
   Burlington Elec. Rev., Ser. 96A
     6.00%                07/01/06               1,545                1,718,813
   Vermont St. G.O., Prerefunded
     Ser. 90A
     6.75%                02/01/08               1,000                1,048,330
   Vermont St. G.O., Ser. 94A
     6.00%                01/15/03               1,000                1,077,500
                                                                   ------------
                                                                      3,844,643
                                                                   ------------
VIRGINIA -- 3.1%
   Fairfax Cnty. Pub. Imp. G.O.,
     Ser. 97A
     5.25%                06/01/15               5,285                5,456,763
   Hampton G.O., Ser. 95
     6.00%                01/15/08                 400                  444,000
   Pocahontas Pkwy. Toll Rd. Rev.,
     Ser. 98B
     5.85%                08/15/23              15,300                3,767,625
   Virginia Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 95C
     6.70%                11/01/15               1,000                1,092,500
                                                                   ------------
                                                                     10,760,888
                                                                   ------------
WASHINGTON -- 2.2%
   Seattle Met. Mun. G.O., Ser. 93
     5.40%                01/01/08               1,000                1,056,250
   Washington G.O., Ser. 96A
     5.38%                07/01/21               2,000                2,050,000
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 1, Ser. 97B
     5.13%                07/01/17               1,000                1,001,250
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 3, Ser. 96A
     6.00%                07/01/06               3,000                3,333,750
                                                                   ------------
                                                                      7,441,250
                                                                   ------------
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN -- 0.7%
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 92A
     6.13%                10/01/03             $   250             $    273,750
   Wisconsin Trans. Rev., Ser. 92A
     5.50%                07/01/05               2,000                2,085,000
                                                                   ------------
                                                                      2,358,750
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $311,045,370)                                               324,730,756
                                                                   ------------
SHORT TERM INVESTMENTS -- 5.4%
   Smith Barney Tax-Free Money
     Market Fund
     (Cost $18,704,251)                         18,704               18,704,251
                                                                   ------------
TOTAL INVESTMENTS
  IN SECURITIES -- 100.0%
  (Cost $329,749,621*)                                             $343,435,007
                                                                   ============

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                    $14,120,109
   Gross unrealized depreciation                                       (434,723)
                                                                    -----------
                                                                    $13,685,386
                                                                    ===========
** Rates shown are the rates as of March 31, 1999, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

(DOUBLE DAGGER)  Principal  amount  of  securities   pledged  as  collateral  of
   $1,500,000 on 120 long U.S. Treasury Bond future contracts expiring June 1999. The value of such contracts on March 31, 1999 was $14,467,500, thereby resulting in an unrealized loss of $69,727.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            TAX-FREE INCOME PORTFOLIO

MARCH 31, 1999 (UNAUDITED)

ASSETS
   Investments at value (Cost $329,749,621) .....................  $343,435,007
   Cash .........................................................     1,960,593
   Interest receivable ..........................................     4,682,282
   Investments sold receivable ..................................    23,985,439
   Capital shares sold receivable ...............................         5,000
   Futures commissions ..........................................         1,080
   Prepaid expenses .............................................        15,608
                                                                   ------------
          TOTAL ASSETS ..........................................   374,085,009
                                                                   ------------
LIABILITIES
   Investments purchased payable ................................    35,887,107
   Distributions payable ........................................     1,246,363
   Advisory fees payable ........................................       117,010
   Administrative fees payable ..................................        48,805
   Transfer agent fees payable ..................................        25,523
   Other accrued expenses payable ...............................        47,943
   Futures margin payable .......................................        63,750
                                                                   ------------
          TOTAL LIABILITIES .....................................    37,436,501
                                                                   ------------
NET ASSETS (Applicable to 27,338,557 Institutional shares,
   588,223 Service shares, 674,117 Investor A shares,
   288,872 Investor B shares and 270,020 Investor C
   shares outstanding) ..........................................  $336,648,508
                                                                   ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE
   ($330,196,128 (DIVIDE) 28,600,897) ...........................        $11.54
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ..............        $11.54
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.54 (DIVIDE) 0.960) ......................................        $12.02
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject
   to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($3,335,008 (DIVIDE) 288,872) ...........        $11.54
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject
   to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($3,117,372 (DIVIDE) 270,020) ...........        $11.54
                                                                         ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS -- 103.8%
PENNSYLVANIA -- 98.1%
   Allegheny Cnty. Apt. Rev., Ser. 97A
     5.75%                01/01/06             $ 4,000           $    4,335,000
   Allegheny Cnty. Auth. Swr. Rev., Ser. 86B
     6.95%                06/01/99               1,000                1,005,820
   Allegheny Cnty. G.O., Ser. 90C
     7.00%                12/01/00               1,000                1,058,750
   Allegheny Cnty. G.O., Ser. 96C
     5.10%                10/01/09               6,000                6,262,500
   Allegheny Cnty. Hosp. Dev. Auth.
     Rev., Mercy Hosp. of Pittsburgh Prj.,
     Ser. 91
     6.75%                04/01/01               1,000                1,080,000
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Ser. 95A
     6.00%                09/01/10               5,000                5,087,500
     6.20%                09/15/15               1,000                1,015,000
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Univ. of Pittsburgh Med. Ctr. Prj.,
     Ser. 95
     5.35%                12/01/17              10,000               10,287,500
   Allegheny Cnty. Inst. Dist. Rev.,
     Ser. 90
     7.30%                04/01/09               2,000                2,062,200
   Allegheny Cnty. Res. Fin. Auth. Mtg.
     Rev., Sgl. Fam. Mtg. Prj., Ser. 94Y
     6.25%                05/01/17                 290                  309,937
   Allegheny Cnty. Sanit. Auth. Swr. Rev.,
     Ser. 86A
     7.25%                06/01/99                 300                  301,881
     7.30%                06/01/99                 250                  251,587
   Allegheny Cnty. Sanit. Auth. Swr. Rev.,
     Ser. 86B
     7.25%                06/01/99                 100                  100,627
     7.30%                06/01/99                 500                  503,175
     7.45%                06/01/99                 500                  503,285
   Allegheny Cnty. Unltd. Tax G.O.,
     Ser. 93C
     5.00%                10/01/08               2,500                2,596,875
   Allentown Pkg. Auth. Pkg. Rev., Gtd.,
     Ser. 91
     6.63%                11/15/01                 750                  807,187
   Armstrong Cnty. Hosp. Auth. Hlth. Ctr.
     Rev., Canterbury Pl. Prj., Ser. 91
     6.50%                12/01/01                 650                  697,937
   Armstrong Cnty. Hosp. Auth. Rev.,
     St. Francis Med. Ctr. Prj., Ser. 92A
     6.10%                06/01/02               1,000                1,068,750
   Baldwin & Whitehall Sch. Dist. Rev.,
     Ser. 92A
     6.60%                08/15/02               1,000                1,088,750
   Bangor Area Sch. Dist. G.O., Ser. 94
     6.30%                03/01/04               1,655                1,743,956
   Beaver Cnty. Hosp. Auth. Rev., Med
     Ctr. Beaver Pennsylvania Inc. Prj.,
     Ser. 92A
     6.60%                07/01/04               2,000                2,207,500
     6.25%                07/01/11               1,000                1,095,000
   Beaver Cnty. Hosp. Auth. Rev., Ser. 96A
     5.80%                10/01/06               5,830                6,471,300
   Bensalem Twp. Wtr. & Swr. Auth.
     Rev., Ser. 93A
     6.50%                06/01/02               1,000                1,071,250
   Berks Cnty. Hlth. Care G.O., Ser. 98
     5.00%                03/01/28               2,000                1,910,000

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Berks Cnty. G.O., Ser. 92
     6.30%**              11/10/20             $ 2,000           $    2,180,000
   Berks Cnty. Mun. Auth. Cltrl. Rev.,
     Ser. 90
     7.30%                12/01/00               1,000                1,062,500
   Berks Cnty. Unltd. Tax G.O.,
     Ser. 98
     5.38%                11/15/28               6,685                6,810,344
   Bethel Park Sch. Dist. G.O., Ser. 92B
     7.00%                02/01/00                 250                  257,710
   Bethel Park Sch. Dist. G.O., Ser. 99
     6.00%                08/01/99                  80                   80,726
   Bethlehem Wtr. Auth. Rev., Ser. 92
     6.25%                11/15/01                 750                  800,625
     6.35%(DOUBLE DAGGER) 11/15/01               1,000                1,070,000
   Bethlehem Wtr. Auth. Rev., Ser. 92A
     6.10%                11/15/02                 500                  540,000
   Bradford Area Sch. Dist. G.O., Ser. 95
     5.80%                10/01/05               1,465                1,616,994
   Bristol Twp. Swr. Auth. Rev., Ser. 84
    10.00%                04/01/02                 835                  919,544
   Bucks Cnty. Cmnty. Coll. Bldg. Auth.
     Coll. Rev., Ser. 92
     6.20%                06/15/02               1,000                1,075,000
   Bucks Cnty. Unltd. Tax G.O., Ser. 95
     5.88%                05/01/05               1,575                1,730,531
   Butler Area Sch. Dist. G.O., Ser. 98B
     5.38%                10/01/18               2,000                2,057,500
   Cambria Cnty. Unltd. Tax G.O., Ser. 91
     8.25%                06/01/00                 260                  268,450
   Cambria & Blair Cntys. Rev., Bldg.
     Auth. Prj., Ser. 77
     6.38%                02/01/07               1,545                1,713,019
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A
     6.00%                12/01/02               1,000                1,024,010
   Central Bucks Sch. Dist. G.O., Ser. 91
     6.75%                02/01/05               1,000                1,048,750
     6.90%                02/01/08                 750                  788,437
   Central Bucks Sch. Dist. G.O., Ser. 94A
     6.45%                11/15/04               1,000                1,126,250
   Central Bucks Sch. Dist. Unltd.
     Tax G.O., Ser. 94A
     6.70%                11/15/09                 500                  567,500
   Central Dauphin Sch. Dist. G.O.,
     Ser. 91
     6.00%                06/01/01               1,500                1,575,000
   Chester Cnty. Unltd. Tax G.O., Ser. 91
     6.60%                08/01/01               1,000                1,065,000
     7.00%                08/01/01                 750                  807,187
     6.70%                12/15/04                 385                  410,025
   Coatesville Sch. Dist. G.O., Ser. 91
     7.13%                11/01/00                 150                  158,625
     7.25%                11/01/00                 750                  794,062
     6.70%                03/01/01               1,000                1,058,750
   Coatesville Sch. Dist. G.O., Ser. 97
     5.13%                04/01/17              10,050               10,150,500
   Conestoga Valley Sch. Dist. G.O.,
     Ser. 91B
     7.00%                05/01/01                 750                  801,562
     7.10%                05/01/01                 750                  802,500
   Council Rock Sch. Dist. G.O., Ser. 91
     6.60%                03/01/02               1,000                1,051,250
   Council Rock Sch. Dist. Rev., Ser. 78
     6.63%                09/01/01               1,325                1,416,094

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Crawford Central Sch. Dist. Unltd. Tax
     G.O., Ser. 95
     5.75%                02/15/11             $ 1,585           $    1,729,631
   Crawford Central Sch. Dist. G.O.,
     Ser. 95
     7.00%                02/15/05               1,765                2,023,131
   Cumberland Cnty. Mun. Auth. Coll.
     Rev., Messiah Coll. Prj., Ser. 95
     5.13%                10/01/15               2,000                2,037,500
   Dauphin Cnty. Gen. Auth. Hosp.
     Rev., Hapsco Western
     Pennsylvania Hosp. Prj., Ser. 92
     6.25%                07/01/16               1,000                1,066,250
   Dauphin Cnty. Gen. Auth. Rev.,
     Harrisburg Intl. Arpt. Prj., Ser. 91
     7.13%                06/01/01                 750                  796,875
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conference Ctr. Hyatt
     Regency Prj., Ser. 98
     6.20%                01/01/19              13,225               13,241,531
   Dauphin Cnty. Gen. Auth. Rev., Sch.
     Dist. Pooled Fin. Prog. Prj., Ser. 86
     5.50%                06/01/07                 550                  601,562
     6.85%                06/01/09               2,300                2,492,625
   Dauphin Cnty. Gen. Auth. Rev.,
     Ser. 86 A-F
     6.20%                01/01/29               5,000                4,993,750
   Dauphin Cnty. Gen. Auth. Rev., Ser. 86
     5.60%**              06/01/26                 525                  564,375
     5.70%**              06/01/26                 660                  713,625
     6.71%**              06/01/26               1,325                1,432,656
     6.80%**              06/01/26               2,305                2,565,162
   Dauphin Cnty. Pinnacle Gen. Auth.
     Hlth. Sys. Rev., Ser. 97
     5.50%                05/15/17               3,500                3,644,375
   Deer Lakes Sch. Dist. Unltd. Tax G.O.,
     Ser. 95
     6.35%                01/15/14               1,000                1,170,000
     6.45%                01/15/19               1,300                1,508,000
   Delaware Cnty. Auth. Coll. Rev.,
     Haverford Coll. Prj., Ser. 90
     7.25%                11/15/00               1,000                1,080,000
     7.00%                11/15/02                 600                  645,000
   Delaware Cnty. Auth. Hosp. Rev.,
     Delaware Cnty. Mem. Hosp. Prj.,
     Ser. 89A
     7.20%                08/15/99               1,450                1,499,851
   Delaware Cnty. Auth. Hosp. Rev.,
     Ser. 95
     5.50%                08/15/15               6,480                6,747,300
   Delaware Cnty. Auth. Rev., Mercy
     Hlth. Corp. Prj., Ser. 96
     5.75%                12/15/20               3,735                4,024,462
   Delaware Cnty. G.O., Ser. 95
     5.50%                10/01/15               1,500                1,560,000
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Wtr. Fac. Philadelphia Suburban
     Wtr. Prj., Ser. 92
     6.50%                06/01/10               1,000                1,087,500
   Delaware Cnty. Mem. Hosp. Auth.
     Rev., Ser. 95
     5.50%                08/15/19               3,000                3,086,250

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware Cnty. G.O., Ser. 99
     5.13%                10/01/13             $ 3,545           $    3,677,937
     5.13%                10/01/14               4,500                4,651,875
     5.13%                10/01/15               6,915                7,113,806
     5.13%                10/01/16               2,710                2,774,362
     5.13%                10/01/17               2,805                2,857,594
   Delaware River Port Auth.
     Pennsylvania & New Jersey Rev.,
     Ser. 95
     5.40%                01/01/11               3,000                3,187,500
     5.40%                01/01/14               3,200                3,344,000
   Delaware Valley Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 96A
     5.90%                04/15/16               2,540                2,705,100
   Delaware Valley Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 98A
     5.50%                08/01/28              11,000               11,811,250
   Derry Area Sch. Dist. G.O., Ser. 92A
     6.60%                09/01/10                 750                  807,187
   Dover Area Sch. Dist. G.O., Ser. 96
     5.75%                04/01/12               2,445                2,622,262
   Downingtown G.O., Ser. 91
     6.70%                01/15/02                 750                  809,062
   East Whiteland-Tredyffrin Joint Trans.
     Auth. Rev., Hwy. Imp. Prj., Ser. 94
     6.30%                01/01/16                 775                  819,562
   Elizabeth Forward Sch. Dist. G.O.,
     Ser. 90
     7.05%                01/15/00                 500                  514,780
     7.25%                01/15/00                 750                  773,310
   Ephrata Sch. Dist. G.O., Ser. 91A
     6.80%                04/15/01                 750                  796,875
   Ephrata Sch. Dist. G.O., Ser. 98A
     5.25%                04/15/11               3,535                3,702,912
   Erie Cnty. Prison Auth. Lease Rev.,
     Ser. 91
     6.35%                11/01/00               2,500                2,615,625
     6.45%                11/01/01               1,000                1,071,250
     6.25%                11/01/11               3,225                3,442,687
   Erie Swr. Auth. Rev., Ser. 97
     5.63%                06/01/17               2,800                2,950,500
   Fairview Sch. Dist. G.O., Ser. 95
     6.00%                02/15/05               1,000                1,105,000
   Falls Twp. G.O., Ser. 90
     6.90%                12/15/00               1,000                1,047,500
   Falls Twp. Hosp. Auth. Rev.,
     Delaware Valley Med. Ctr. Prj.,
     Ser. 92
     7.00%                08/01/22               2,000                2,020,000
   Forest Hills G.O., Ser. 92
     6.45%                05/01/09                 750                  797,812
   Fox Chapel Area Sch. Dist. G.O.,
     Ser. 92A
     6.30%                02/15/02               2,000                2,140,000
   Franklin Cnty. Ind. Dev. Auth. Hosp.
     Rev., Chambersburg Hosp. Prj.,
     Ser. 91
     6.50%                07/01/04               1,000                1,027,820
   Governor Mifflin Sch. Dist. G.O., Ser. 92
     6.30%                02/01/02               1,000                1,070,000
   Great Valley Sch. Dist. Chester Cnty.
     G.O., Ser. 92
     6.10%                03/01/00               1,000                1,026,020

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Greater Johnstown Wtr. Auth. Rev.,
     Ser. 92
     6.10%                01/01/04             $   685           $      730,381
   Greene Cnty. Gen. Fac. Auth. Rev.,
     Ser. 91A
     7.00%                07/01/01               3,325                3,628,406
   Greensburg Salem Sch. Dist. G.O.,
     Ser. 92
     6.45%(DOUBLE DAGGER) 09/15/18               1,000                1,076,250
   Hampton Twp. Sch. Dist. G.O., Ser. 91A
     6.95%                02/15/01               1,000                1,060,000
   Harrisburg Auth. Wtr. Rev., Ser. 91
     7.00%                07/15/01               1,000                1,075,000
   Harrisburg Auth. Wtr. Rev., Ser. 92
     6.55%                08/15/02               1,600                1,740,000
   Harrisburg Pkg. Auth. Rev., Ser. 86B
     7.40%                11/15/00                 500                  531,250
   Hatboro Sch. Dist. G.O., Ser. 91A
     6.65%                04/01/07               1,000                1,050,000
     6.70%                04/01/08               1,000                1,051,250
   Hempfield Sch. Dist. Rev., Ser. 91
     6.00%                09/15/01                 650                  671,937
   Hempfield Twp. Mun. Auth. Gtd. Swr.
     Rev., Westmoreland Cnty. Prj.,
     Ser. 91
     6.50%                09/01/02               1,000                1,087,500
   Indiana Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., New York St. Elec. &
     Gas Corp. Prj., Ser. 95A
     6.00%                06/01/06               1,000                1,113,750
   Jeannette Sch. Dist. G.O., Ser. 91
     6.65%                06/15/01                 750                  798,750
   Jefferson Cnty. Mun. Auth. Rev.,
     Ser. 92
     6.50%                06/01/06               1,515                1,638,094
   Lancaster Cnty. Hosp. Auth. Rev.,
     Hlth. Ctr. Masonic Homes Prj.,
     Ser. 94
     5.30%                11/15/08                 500                  518,750
   Lancaster Cnty. Hosp. Auth. Rev.,
     Hlth. United Church Homes Prj.,
     Ser. 89
     9.13%                10/01/99               3,500                3,669,015
   Lancaster Swr. Auth. Sply. Spec.
     Oblig. Rev., Ser. 98
     5.25%                04/01/21              11,480               11,594,800
   Langhorne Hgr. Ed. & Hlth. Auth.
     Rev., Ser. 92
     6.30%                11/15/03                 740                  801,975
   Langhorne Manor Boro Hgr. Ed. &
     Hlth. Auth. Rev., Ser. 92
     6.15%                11/15/02                 510                  552,075
     6.50%                11/15/14               1,500                1,606,875
   Langhorne Manor Boro Hgr. Ed. &
     Hlth. Auth. Rev., Ser. 94
     6.90%                11/15/14               1,000                1,148,750
   Lebanon Cnty. Hosp. Auth. Rev.,
     Good Samaritan Hosp. Prj., Ser. 93
     5.55%                11/15/04                 355                  373,637
     5.65%                11/15/05                 760                  802,750


                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     5.70%                11/01/09             $ 4,000           $    4,305,000
     6.00%                11/01/18               2,000                2,170,000
     6.00%                11/01/23               3,000                3,240,000
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Lehigh Valley Hosp., Inc. Prj.,
     Ser. 92A
     5.75%                07/01/99               1,000                1,006,100
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Saint Lukes Hosp., Bethlehem
     Prj., Ser. 93
     6.00%                11/15/02               1,750                1,881,250
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90A
     7.00%                07/01/08               1,500                1,582,500
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90B
     7.00%                07/01/00               1,200                1,275,000
   Lehigh Cnty. Unltd. Tax G.O., Ser. 91
     6.90%                08/01/00                 500                  532,500
   Ligonier Valley Sch. Dist. Unltd. Tax
     G.O., Ser. 94
     5.65%                03/01/14               2,000                2,157,500
   Lower Merion Twp. Sch. Dist. G.O.,
     Ser. 98D
     5.00%                05/15/07               2,110                2,233,962
   Lower Providence Twp. Swr. Auth.
     Rev., Ser. 92
     6.63%                05/01/02               1,000                1,082,500
   Luzerne Cnty. Flood Prot. Auth. Gtd.
     Rev., Ser. 96
     5.50%                07/15/16               1,360                1,480,700
     5.60%                07/15/21               4,720                5,168,400
   Lycoming Cnty. Auth. Coll. Rev.,
     Pennsylvania Coll. Tech. Prj.,
     Ser. 90
     6.80%                11/01/00               1,000                1,053,750
   Lycoming Cnty. Auth. Hosp. Rev.,
     Divine Providence Hosp. Prj., Ser. 95
     5.38%                11/15/10               6,480                6,844,500
   Lycoming Cnty. G.O., Ser. 91A
     6.85%                08/15/01               1,000                1,073,750
   Manheim Central Sch. Dist. G.O.,
     Ser. 91
     6.70%                03/01/04               1,000                1,050,000
   McKeesport Area Sch. Dist. G.O.,
     Ser. 96A
     5.75%                10/01/06               1,750                1,935,937
   Media Boro Gtd. Wtr. Rev., Ser. 92
     6.55%                01/01/17                 500                  540,625
   Methacton Sch. Dist. Auth. Rev.,
     Ser. 78
     6.50%                10/01/06                 475                  545,062
   Middletown Twp. Swr. Auth. Rev.,
     Ser. 68
     5.63%                05/01/01                  15                   15,394
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Coll. Rev., Cnty. Cmnty.
     Coll. Prj., Ser. 90
     7.00%                11/01/00                 500                  527,500

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Hosp. Rev., Abington Mem.
     Hosp. Prj., Ser. 91
     6.66%**              07/05/11             $ 2,400           $    2,571,000
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Hosp. Rev., BMH Realty
     Corp. Prj., Ser. 91
     6.75%                12/01/99                 750                  782,467
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Hosp. Rev., Sacred Heart
     Hosp. Norristown Prj., Ser. 87A
     6.80%                02/01/13                 750                  754,072
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Abington Mem.
     Hosp. Prj., Ser. 91A
     6.10%                06/01/99               1,000                1,004,540
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Beaver Coll. Prj., Ser. 96
     5.75%                04/01/12               1,690                1,833,650
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Holy Redeemer
     Hosp. Prj., Ser. 97A
     5.25%                10/01/27               9,000                9,090,000
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Pottstown Hlth. Care
     Corp. Prj., Ser. 98
     5.00%                01/01/16               6,235                6,219,412
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., St. Josephs Univ. Prj.,
     Ser. 92
     6.50%                12/15/12                 750                  825,937
   Montgomery Cnty. Hosp. Auth. Rev.,
     Suburban Gen. Hosp. Prj., Ser. 76
     7.75%                05/01/02                  50                   53,375
   Montgomery Cnty. Ind. Dev. Auth.
     Rev., Poll. Ctrl. Prj., Ser. 91B
     6.70%                12/01/21               1,000                1,083,750
   Moon Area Sch. Dist. Unltd. Tax
     G.O., Ser. 83
     10.00%               05/15/99                  80                   80,586
   Moon Twp. Wtr. & Swr. Auth. Rev.,
     Ser. 94
     6.70%                12/01/19               1,000                1,023,360
   New Garden Twp. Swr. Auth. Rev.,
     Ser. 91
     7.00%                03/01/15                 420                  442,575
   Norristown G.O., Ser. 90
     6.90%                11/15/00               1,000                1,055,000
     7.05%                11/15/00               1,250                1,321,875
   North Allegheny Sch. Dist. G.O.,
     Ser. 90
     7.20%                05/01/00                 750                  781,672
     7.60%                05/01/00                 750                  784,800
   North Huntingdon Twp. G.O., Ser. 91
     6.65%                04/01/04               1,635                1,718,794
   Northampton Area Sch. Dist. Rev.,
     Ser. 94
     6.88%                09/01/99               1,000                1,015,140
   Northampton Cnty. Hgr. Ed. Auth.
     Rev., Lehigh Univ. Prj., Ser. 89
     7.00%                11/15/04               2,700                2,816,694
   Northampton Cnty. Hgr. Ed. Auth.
     Rev., Lehigh Univ. Prj., Ser. 91
     7.00%                10/15/11               4,000                4,405,000

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northampton Cnty. Hgr. Ed. Auth.
     Rev., Moravian Coll. Prj., Ser. 94
     6.10%                07/01/12             $ 1,950           $    2,088,937
   Northampton Cnty. Hosp. Auth.
     Rev., Easton Hosp. Prj., Ser. 88
     7.70%                01/01/04               1,000                1,029,230
   Northampton Cnty. Ind. Dev. Auth.
     Poll. Ctrl. Rev., Met. Ed. Co. Prj.,
     Ser. 95A
     6.10%                07/15/21               1,000                1,098,750
   Northampton Cnty. Rev.,
     Unrefunded Ser. 98
     7.10%                11/15/09               1,800                1,878,876
   Northeast Sch. Dist. G.O., Ser. 91
     7.00%                01/15/10                 890                  942,287
   Northeast Sch. Dist. G.O., Ser. 98
     5.20%                09/01/23               4,000                4,010,000
   Northeastern Hosp. & Ed. Auth.
     Rev., Luzerne Cnty. Coll. Prj.,
     Ser. 97
     5.15%                08/15/16               3,245                3,289,619
   Northeastern Hosp. & Ed. Auth.
     Rev., Wilkes Univ. Prj., Ser. 93
     5.40%                10/01/03                 845                  876,687
   Northeastern Hosp. & Ed. Auth.
     Rev., Wyoming Vy. Hlth. Care Prj.,
     Ser. 94A
     6.50%                01/01/07               1,000                1,125,000
   Northeastern Hosp. Auth. Rev.,
     Nesbitt Mem. Hosp. Prj., Ser. 90A
     7.50%                07/01/00               1,250                1,335,938
   Northeastern Hosp. Auth. Rev.,
     Wilkes-Barre Hosp. Prj., Ser. 87A
     7.65%                07/01/99                 805                  829,448
   Northgate Sch. Auth. Bldg. Rev.,
     Ser. 78
     6.38%                02/15/07                 825                  945,656
   Northumberland Cnty. Auth. Gtd.
     Lease Rev., Ser. 91
     6.25%                10/15/01               4,000                4,265,000
     6.60%                10/15/01               1,250                1,340,625
     7.75%                10/15/01               2,110                2,321,000
   Northumberland Cnty. Auth. Gtd.
     Lease Rev., Ser. 92
     6.70%                08/15/02               1,000                1,092,500
   Parkland Sch. Dist. Rev., Ser. 96
     5.75%                09/01/14               2,910                3,128,250
   Penn Hills G.O., Ser. 93
     5.88%                12/01/02               2,000                2,147,500
   Pennsbury Sch. Dist. Unltd. Tax G.O.,
     Ser. 94
     6.65%                08/15/09                 685                  774,050
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                09/01/09              12,465               13,991,963
   Pennsylvania Econ. Dev. Fin. Auth.
     Sch. Rev., Baldwin Sch. Prj.,
     Ser. 94A
     6.35%                04/01/04                 555                  594,544
   Pennsylvania Fin. Auth. Rev., Mun.
     Cap. Imp. Prj., Ser. 93
     6.60%                11/01/09              22,805               25,114,006
   Pennsylvania G.O., Ser. 94
     5.50%                06/15/08               1,000                1,071,250

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Hgr. Ed. Fac. Auth.
     Rev., Duquesne Univ. Prj., Ser. 91C
     6.75%(DOUBLE DAGGER) 04/01/20             $ 1,000           $    1,061,250
   Pennsylvania Hgr. Ed. Fac. Auth.
     Rev., Lehigh Univ., Northampton
     Prj., Unrefunded Ser. 89
     7.10%                11/15/09                 300                  313,146
   Pennsylvania Hgr. Ed. Fac. Auth.
     Rev., Philadelphia Coll. of Textiles
     & Science Prj., Ser. 93
     5.15%                02/01/04               1,230                1,294,575
   Pennsylvania Hgr. Ed. Fac. Auth.
     Rev., Philadelphia Coll. Osteopathic
     Prj., Ser. 93
     5.35%                12/01/10               3,735                3,907,744
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Ser. 90
     5.38%                01/01/15               5,200                5,395,000
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Thomas Jefferson Univ. Prj., Ser. 89A
     7.00%                07/01/03               2,315                2,378,639
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Thomas Jefferson Univ. Prj., Ser. 89B
     7.30%                07/01/99               2,500                2,573,900
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Thomas Jefferson Univ. Prj.,
     Ser. 90
     7.30%                11/01/00               1,500                1,616,250
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Univ. of Pennsylvania Prj., Ser. 98
     5.75%                01/01/22              32,415               33,671,081
   Pennsylvania Hsg. Fin. Agcy. AMT Sgl.
     Fam. Mtg. Rev., Ser. 96A
     6.05%                10/01/16               2,500                2,631,250
   Pennsylvania Hsg. Fin. Agcy.
     Multi-Family FHA Ins. Rev., Ref. Ser. 92
     8.10%                07/01/13               2,000                2,172,500
   Pennsylvania Hsg. Fin. Agcy. Res.
     Rev., Section 8 Prj., Ref. Ser. 91A
     7.60%                07/01/13               1,000                1,063,750
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 92
     6.40%                07/01/12               1,500                1,601,250
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 91
     6.95%                10/01/05                 250                  262,813
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94A
     6.60%                04/01/17               1,000                1,062,500
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94B
     6.88%                10/01/24               1,500                1,603,125
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 98
     5.50%                04/01/30               9,000                1,687,500
   Pennsylvania Ind. Dev. Auth. Rev.,
     Pennvest Prj., Ser. 90
     6.00%                09/01/00                 775                  803,094
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 90
     5.25%                07/01/02               6,620                6,917,900
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 90B
     6.80%                09/01/10               3,985                4,433,313

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 93
     6.00%                09/01/03             $ 1,990           $    2,166,613
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 94
     6.00%                09/01/06               1,930                2,154,363
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 92
     6.80%                06/15/02               5,505                6,014,213
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 93
     5.15%                06/15/05              10,000               10,537,500
     5.88%                06/15/23              15,000               16,224,900
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City
     of Philadelphia Fdg. Prj., Ser. 94
     7.00%                06/15/04                 500                  571,250
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City
     of Philadelphia Fdg. Prj., Ser. 96
     5.60%                06/15/12               1,000                1,056,250
     5.50%                06/15/16               5,000                5,206,250
     5.50%                06/15/20               8,000                8,300,000
   Pennsylvania St. Fin. Auth. Cmnty.
     Coll. Rev., Beaver Cnty. Coll. Prj.,
     Ser. 94A
     5.88%                12/01/07                 825                  907,500
   Pennsylvania St. Hgr. Ed. Auth. Coll.
     & Univ. Rev., Ser. 91
     7.00%                10/01/01               1,385                1,497,531
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Bryn Mawr
     Coll. Prj., Ser. 95
     6.00%                12/01/15               1,200                1,317,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Drexel Univ.
     Prj., Ser. 90
     7.00%                05/01/00                  50                   52,007
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Hahnemann
     Univ. Prj., Ser. 89
     6.80%                07/01/99               1,000                1,008,660
     7.00%                07/01/99               1,000                1,028,980
     7.20%                07/01/99                 750                  772,088
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Philadelphia
     Coll. of Textiles & Science Prj.,
     Ser. 93
     5.35%                02/01/06               1,050                1,123,500
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 91E
     6.90%                06/15/01               1,000                1,070,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 93
     5.25%                02/01/05               1,000                1,061,250
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Trustees Univ.
     Prj., Ser. 98
     5.50%                07/15/38              30,000               30,750,000
   Pennsylvania St. Hgr. Ed. Fac. Rev.,
     Thomas Jefferson Univ. Prj., Ser. 90
     7.55%                11/01/00                 750                  810,938

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Econ. Dev. Prj., Ser. 94
     7.00%                01/01/06             $ 1,000           $    1,160,000
     6.00%                01/01/12               4,000                4,330,000
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Ser. 94
     5.80%                07/01/08               5,000                5,543,750
   Pennsylvania St. Infra. Investment
     Auth. Rev., Ser. 90
     6.45%                09/01/04               1,600                1,760,000
   Pennsylvania St. Pub. Sch. Bldg.
     Auth. Rev., Mid Valley Sch. Dist.
     Prj., Ser. 92D
     6.25%                01/01/07                 500                  540,000
   Pennsylvania St. Third G.O., Ser. 91A
     6.10%                11/15/01               7,000                7,542,500
     6.50%                11/15/01               3,250                3,530,313
     6.50%                11/15/11               1,500                1,629,375
   Pennsylvania St. Tpke. Comm. Oil
     Franchise Tax Rev., Ser. 94A
     5.88%                12/01/08                 500                  558,125
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 86G
     7.00%                12/01/00                 500                  538,750
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 86J
     7.20%                06/01/99               2,275                2,525,250
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 86K
     7.63%                12/01/99               2,000                2,097,800
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 91L
     6.50%                06/01/04               1,445                1,547,956
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 92O
     5.50%                12/01/17               4,895                5,066,325
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 92P
     5.80%                12/01/06               1,500                1,606,875
     6.00%                12/01/09                 500                  535,625
   Pennsylvania St. Univ. Rev., Ser. 89
     6.75%                07/01/99               1,000                1,018,355
   Pennsylvania St. Univ. Rev., Ser. 91
     6.75%                07/01/01               1,000                1,085,000
     7.00%                07/01/01               1,950                2,127,938
   Pennsylvania St. Univ. Rev., Ser. 94
     5.00%                05/01/03               1,000                1,046,250
   Pennsylvania Trafford Dist. G.O.,
     Ser. 94
     5.85%                05/01/04               1,000                1,090,000
   Pennsylvania Unltd. Tax G.O., Ser. 94A
     6.50%                11/01/05                 250                  271,250
   Philadelphia Arpt. Rev., Ser. 97A
     6.00%                06/15/05              10,405               11,510,531
     6.00%                06/15/06               6,030                6,715,913
     5.13%                06/15/12               4,815                4,965,469
     5.25%                06/15/15               5,770                5,943,100
   Philadelphia Arpt. Rev., Ser. 98
     6.00%                06/15/06               5,125                5,656,719
   Philadelphia Ind. Dev. Auth. Rev.,
     Girard Estate Coal Mining Prj.,
     Ser. 96
     5.38%                11/15/12               3,945                4,073,213
     5.50%                11/15/16               1,650                1,713,938

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Ind. Dev. Auth. Rev.,
     City of Philadelphia Prj., Ser. 96A
     5.40%                02/15/17             $ 2,500           $    2,587,500
   Philadelphia Ind. Dev. Auth. Rev.,
     Inst. Cancer Research Prj., Ser. 90B
     7.25%                07/01/03               2,515                2,656,469
   Philadelphia Ind. Dev. Auth. Rev.,
     Nat. Bd. of Med. Examiners Prj.,
     Ser. 92
     6.75%                05/01/12                 500                  539,375
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 89
     7.00%                07/01/99                 750                  771,735
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.50%                07/01/10               1,035                1,090,631
   Philadelphia Unltd. Tax G.O., Ser. 93A
     5.25%                05/15/04                 300                  318,000
   Philadelphia Unltd. Tax G.O., Ser. 94B
     5.90%                11/15/09               2,600                2,834,000
   Philadelphia Unltd. Tax G.O., Ser. 95
     6.00%                05/15/04               2,345                2,567,775
     6.00%                05/15/05               2,485                2,745,925
     5.00%                05/15/20               5,000                4,918,750
   Philadelphia Gas Works Rev., Ser. 93
     5.50%                07/01/04               5,000                5,368,750
   Philadelphia Gas Works Rev., Ser. 94
     5.25%                08/01/24               2,900                2,936,250
   Philadelphia Gas Works Rev., Ser. 98A
     5.38%                07/01/13               4,155                4,362,750
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Albert Einstein
     Med. Ctr. Prj., Ser. 89
     7.63%                04/01/11               2,450                2,499,000
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's Hosp.
     of Philadelphia Prj., Ser. 93
     5.00%                02/15/21               2,250                2,227,500
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's
     Seashore House Prj., Ser. 92A
     7.00%                08/15/03               1,000                1,100,000
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's
     Seashore House Prj., Ser. 92B
     7.00%                08/15/12               1,575                1,708,875
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 93A
     6.00%                06/01/14                 500                  521,875
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 95
     5.50%                01/01/07               1,235                1,324,538
     5.60%                01/01/08               1,245                1,339,931
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Magee Rehab.
     Hosp. Prj., Ser. 91
     7.00%                12/01/05               1,000                1,073,750
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Nazareth Hosp.
     Franciscan Prj., Ser. 96B
     5.00%                07/01/10               4,590                4,716,225

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Presbyterian
     Med. Ctr. Prj., Ser. 93
     5.60%                12/01/00             $   595           $      616,569
     6.10%                12/01/03               1,000                1,100,000
   Philadelphia Mun. Auth. Gas Works
     Lease Ref. Rev., Ser. 93D
     6.13%                07/15/08               2,650                2,888,500
   Philadelphia Mun. Auth. Rev., Justice
     Lease Prj., Ser. 91B
     7.13%                11/15/01               1,055                1,167,094
     7.10%                11/15/11               1,200                1,327,500
   Philadelphia Mun. Auth. Rev., Ser. 88
     7.80%                04/01/18               3,765                3,933,634
   Philadelphia Mun. Auth. Rev., Ser. 93A
     5.05%                11/15/03               2,000                2,105,000
     5.20%                11/15/04               4,000                4,245,000
     5.63%                11/15/14               2,600                2,739,750
   Philadelphia Pk. Auth. Rev.,
     Arpt. Pk. Prj., Ser. 97
     5.75%                09/01/06               3,000                3,303,750
   Philadelphia Pk. Auth. Rev., Ser. 97
     5.40%                09/01/15               5,900                6,165,500
   Philadelphia Regl. Port Auth. Lease
     Rev., Ser. 90
     6.85%                08/01/00                 500                  522,500
   Philadelphia Regl. Port Auth. Lease
     Rev., Ser. 93
     6.20%**              09/01/20               2,000                2,162,500
   Philadelphia Sch. Dist. G.O., Ser. 94A
     5.80%                07/01/08               1,910                2,058,025
     5.85%                07/01/09               1,710                1,846,800
   Philadelphia Sch. Dist. G.O., Ser. 95A
     6.25%                09/01/04               5,985                6,658,313
     6.25%                09/01/07               5,990                6,828,600
   Philadelphia Sch. Dist. G.O., Ser. 95B
     5.50%                09/01/10               2,500                2,668,750
     5.50%                09/01/18               4,890                5,079,488
   Philadelphia Sch. Dist. G.O., Ser. 97A
     5.00%                04/01/05               5,000                5,250,000
   Philadelphia Sch. Dist. Untld. Tax G.O.,
     Ser. 91B
     7.00%                07/01/01               2,000                2,165,000
   Philadelphia Sch. Dist. Untld. Tax G.O.,
     Ser. 92A
     6.40%                05/15/02               2,000                2,170,000
   Philadelphia Sch. Dist. Untld. Tax G.O.,
     Ser. 95A
     6.25%                09/01/06               2,255                2,553,788
   Philadelphia Sch. Dist. Untld. Tax G.O.,
     Ser. 95B
     5.50%                09/01/11               2,000                2,120,000
   Philadelphia Wtr. & Swr. Rev., Ser. 89
     6.85%                10/01/99               2,000                2,036,380
   Philadelphia Wtr. & Swr. Rev., Ser. 92
     7.35%                09/01/04               7,820                8,817,050
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                06/15/06               3,000                3,251,250
     5.50%                06/15/07               6,780                7,364,775
     5.75%                06/15/13               5,260                5,634,775
     5.00%                06/15/16               4,500                4,505,625
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 95
     6.75%                08/01/03                 500                  558,125

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 97A
     5.25%                08/01/08             $   160           $      171,800
     5.00%                08/01/12               2,765                2,820,300
     5.00%                08/01/22              12,990               12,860,100
     5.13%                08/01/27              20,645               20,696,613
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 99 WIS
     5.00%                12/15/05              14,155               14,774,281
     5.00%                12/15/06               3,385                3,528,863
   Pittsburgh & Allegheny Cnty.
     Auditorium Auth. Rev., Ser. 78
     6.40%                12/01/01                 420                  420,727
   Pittsburgh & Allegheny Cnty. Rev.,
     Ser. 91B
     6.00%                07/15/01                 500                  526,250
   Pittsburgh Unltd. Tax G.O., Ser. 95A
     5.20%                03/01/10              10,000               10,687,500
     5.25%                03/01/11              10,450               10,802,688
   Pittsburgh Unltd. Tax G.O., Ser. 95B
     5.13%                03/01/09               5,000                5,200,000
   Pittsburgh Unltd. Tax G.O., Ser. 96A
     6.00%                03/01/05               8,225                9,057,781
   Pittsburgh Pub. Pk. Auth. Rev., Ser. 92A
     5.88%                12/01/12               1,500                1,591,875
   Pittsburgh Sch. Dist. G.O., Ser. 97
     5.50%                09/01/09               4,500                4,775,625
   Pittsburgh Wtr. & Swr. Auth. Wtr. &
     Swr. Sys. Rev., Ser. 91A
     6.60%                09/01/01               1,100                1,196,250
   Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                09/01/21               5,280                5,194,200
   Pleasant Valley Sch. Dist. G.O., Ser. 95
     5.60%                11/15/14               1,385                1,478,488
   Pocono Mountain Sch. Dist. G.O.,
     Ser. 98A
     5.00%                11/15/08               1,935                2,031,750
     5.00%                11/15/09               2,145                2,236,163
     5.00%                11/15/10               2,260                2,336,275
     5.00%                11/15/11               2,380                2,442,475
   Pottsgrove Sch. Dist. G.O., Ser. 94A
     6.85%                09/01/99               1,000                1,016,510
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                11/01/16               1,560                1,628,250
   Punxsutawney Area Sch. Dist. G.O.,
     Ser. 95
     5.80%                04/15/05               1,000                1,096,250
   Purchase Line Sch. Dist. G.O., Ser. 91
     6.95%                01/15/01               1,000                1,057,500
   Reading G.O., Ser. 92
     6.50%                11/15/02               1,000                1,092,500
   Ridley Park Hosp. Auth. Rev., Taylor
     Hosp. Prj., Ser. 90A
     8.63%                12/01/00               3,185                3,511,463
   Ringgold Sch. Dist. Rev., Ser. 95
     6.20%                02/01/19                 500                  556,875
   Riverside Beaver Cnty. Sch. Dist. Rev.,
     Ser. 96
     5.50%                02/15/17               3,725                4,036,969
   Rose Tree Media Sch. Dist. G.O.,
     Ser. 92A
     6.55%                09/15/01                 945                1,011,150

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Saint Mary Hosp. Auth. Rev.,
     Langhorne Hosp. Franciscan Hlth.
     Prj., Ser. 89C
     7.00%                07/01/03             $   750           $      770,858
   Sayre Hlth. Care Fac. Auth. Rev.,
     Guthrie Prj., Ser. 91A
     7.10%                03/01/17               3,000                3,217,500
   Sayre Hlth. Care Fac. Auth. Rev.,
     Tioga Nursing Fac. Prj., Ser. 89A
     7.25%                10/01/10               1,500                1,554,270
   Sayre Hlth. Care Fac. Auth. Rev., VHA
     Pennsylvania Cap. Fin. Prj., Ser. 85
     7.15%                12/01/15               1,400                1,522,500
   Sayre Hlth. Care Fac. Auth. Var. Hosp.
     Rev., Ser. 85H
     7.63%                12/01/15                 750                  790,830
   Schuylkill Redev. Auth. Comm. Rev.,
     Ser. 91A
     7.13%                06/01/13               2,000                2,162,500
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Ref. Hosp. Cmnty. Med.
     Ctr. Prj., Ser. 98A
     5.25%                07/01/04               2,215                2,347,900
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Univ. of Scranton Prj.,
     Ser. 90B
     7.25%                06/15/00               1,310                1,393,513
     7.40%                06/15/10               1,665                1,775,306
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Univ. of Scranton Prj.,
     Ser. 90C
     7.50%                06/15/00               3,860                4,120,550
   Solanco Sch. Dist. G.O., Ser. 94
     6.30%                02/15/04                 500                  553,125
   Somerset Cnty. Gen. Auth. Comm.
     Rev., Ser. 91
     6.45%                10/15/00               1,000                1,046,250
     6.25%                10/15/01               1,750                1,865,938
     6.70%                10/15/01               1,500                1,612,500
   South Fork Mun. Auth. Hosp. Rev.,
     Good Samaritan Med. Ctr. Prj.,
     Ser. 96B
     5.38%                07/01/16               4,000                4,115,000
   Southeastern Pennsylvania Trans.
     Auth. Rev., Prerefunded Ser. 95
     5.75%                03/01/08                  75                   82,500
   Southeastern Pennsylvania Trans.
     Auth. Spec. Rev., Ser. 99
     5.25%                03/01/18               3,300                3,366,000
   Southeastern Pennsylvania Trans.
     Auth. Spec. Rev., Ser. 99B
     5.25%                03/01/12               2,785                2,927,731
     5.25%                03/01/15               4,220                4,362,425
   Southeastern Pennsylvania Trans.
     Auth. Rev., Unrefunded Ser. 95
     5.75%                03/01/08               1,210                1,331,000
   Southeastern Pennsylvania Trans.
     Auth. Spec. Rev., Ser. 94
     6.00%                06/01/01               2,000                2,082,500
     6.10%                06/01/02               1,000                1,057,500

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Southeastern Pennsylvania Trans.
     Auth. Spec. Rev., Ser. 95
     5.88%                03/01/09             $ 1,230           $    1,360,688
   Southeastern Pennsylvania Trans.
     Auth. Spec. Rev., Ser. 97
     5.75%                03/01/06               2,900                3,175,500
     5.75%                03/01/07               1,700                1,870,000
     5.50%                03/01/12               2,525                2,692,281
     5.55%                03/01/13               3,500                3,723,125
     5.38%                03/01/17               4,770                4,942,913
   Springford Sch. Dist. G.O., Ser. 97
     5.15%                02/01/18              10,010               10,122,613
   State Hgr. Ed. Fac. Auth. Rev., Ser.93I
     7.50%                06/15/01               1,670                1,805,688
   State of Pennsylvania G.O., Ser. 89A
     6.60%                06/01/99               2,500                2,550,550
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Butler Cnty. Cmnty.
     Coll. Prj., Ser. 89E
     7.20%                10/15/99                 750                  773,460
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Harrisburg Area
     Cmnty. Coll. Prj., Ser. 90
     7.15%                10/01/99                 385                  396,350
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Harrisburg Area
     Cmnty. Coll. Prj., Ser. 91D
     6.80%                04/01/02               1,335                1,450,144
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Shenandoah Valley
     Sch. Dist. Prj., Ser. 89
     7.38%                09/15/10               1,000                1,035,670
   Stroudsburg Area Sch. Dist. G.O.,
     Ser. 98
     5.25%                10/01/10               2,835                2,990,925
     5.25%                10/01/12               2,985                3,100,669
   Swarthmore Borough Auth. Coll. Rev.,
     Ser. 90
     6.95%                09/15/00                 500                  529,375
     7.38%                09/15/00               1,500                1,597,500
   Tarentum Gtd. Elec. Rev., Ser. 93
     5.88%                09/01/18                 750                  813,750
   Titusville Area Sch. Dist. Rev., Ser. 97
     5.25%                07/01/17               5,000                5,112,500
   Unionville Chadds Ford Sch. Dist. G.O.,
     Ser. 91
     6.75%                06/01/06               1,000                1,057,500
   Unionville Chadds Ford Sch. Dist. G.O.,
     Ser. 93
     5.60%                06/01/03               1,000                1,068,750
   Upper Saint Clair Twp. Sch. Bldg. Auth.
     Rev., Ser. 78
     6.50%                02/15/04                 445                  471,144
   Warren Cnty. G.O., Ser. 91
     7.15%                07/01/01               1,200                1,291,500
   Washington Cnty. Auth. Lease Rev.,
     Ser. 85C
     7.30%                06/15/00               6,840                7,353,000
   Washington Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., West Penn Pwr. Co. Prj.,
     Ser. 93
     4.95%                03/01/03               5,190                5,397,600

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Washington Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., West Penn Pwr. Co. Prj.,
     Ser. 95G
     6.05%                04/01/14             $ 2,500           $    2,671,875
   West Chester Area Sch. Dist. Unltd.
     Tax G.O., Ser. 91A
     6.70%                01/01/01               1,000                1,052,500
   West Chester Area Sch. Dist. G.O.,
     Ser. 91A
     6.70%                01/15/01               1,000                1,052,500
   West Goshen Swr. Auth. Rev., Ser. 91
     7.00%                09/01/01               1,500                1,616,250
   West Jefferson Hills Sch. Dist. Unltd.
     Tax G.O., Ser. 91A
     6.70%                08/01/01               1,250                1,337,500
   West Mifflin Sanit. Swr. Mun. Auth.
     Swr. Rev., Ser. 96
     5.70%                08/01/15               1,445                1,591,306
   West Shore Sch. Dist. G.O., Ser. 98
     5.00%                11/15/08               5,215                5,449,675
     5.00%                11/15/09               5,480                5,692,350
     5.00%                11/15/10               5,760                5,932,800
   West Whiteland Twp. Unltd. Tax G.O.,
     Ser. 92
     6.75%                12/01/02               1,100                1,210,000
   West York Area Sch. Dist. G.O., Ser. 91
     6.80%                03/01/01                 900                  952,875
   Westmoreland Cnty. G.O., Ser. 91
     6.35%                12/01/99               1,000                1,021,120
   Westmoreland Cnty. G.O., Ser. 92
     6.55%                08/01/01                 750                  799,688
   Westmoreland Cnty. Unltd. Tax G.O.,,
     Ser. 97
     5.50%                12/01/16               1,160                1,212,200
   Westmoreland Cnty. Ind. Dev. Auth.
     Rev., Westmoreland Hlth. Sys. Prj.,
     Ser. 93A
     6.00%                07/01/11                 200                  215,250
   Westmoreland Cnty. Mun. Auth. Rev.,
     Ser. 87K
     2.00%                07/01/03               1,000                  925,000
   Westview Mun. Auth. Spec. Oblig., Rev.
     Ser. 85
     9.25%                11/15/05                 750                  924,375
   Williampsort Area Sch. Dist. Auth. Rev.,
     Ser. 78
     6.00%                03/01/07                 140                  148,750
   Wilson Sch. Dist. G.O., Ser. 97
     5.50%                05/15/14               1,440                1,521,000
     5.50%                05/15/17               7,435                7,732,400
   York Cnty. Hosp. Auth. Rev., York
     Hosp. Prj., Ser. 91
     7.00%                01/01/01                 285                  306,731
     7.10%                01/01/01                 355                  382,513
                                                                 --------------
                                                                  1,126,517,509
                                                                 --------------
ILLINOIS -- 4.4%
   Chicago O'Hare Intl. Arpt. Spec. Fac.
     Rev., Ser. 99 WIS
     5.50%                01/01/14              18,540               19,443,825
     5.50%                01/01/16              20,335               20,995,887
     5.50%                01/01/17               9,385                9,643,087
                                                                 --------------
                                                                     50,082,799
                                                                 --------------

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO -- 1.3%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 89N
     6.80%                07/01/00             $ 1,000           $    1,023,160
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 91P
     6.75%                07/01/03                 250                  270,625
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 95X
     6.00%                07/01/12               5,000                5,425,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97A
     5.38%                07/01/14               3,000                3,180,000
   Puerto Rico Ind. Tourist Ed. Med. &
     Env. Ctrl. Fac. Rev., Ser. 98A
     5.50%                10/01/14               1,500                1,606,875
   Puerto Rico Pub. Bldg. Auth. Pub. Ed.
     and Hlth. Fac. Rev., Ser. 93M
     4.90%                07/01/00               3,000                3,048,750
   Puerto Rico Pub. Imp. Prj. Rev.,
     Ser. 89A
     7.38%                07/01/99                 750                  768,855
                                                                 --------------
                                                                     15,323,265
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,141,483,551)                                           1,191,923,573
                                                                 --------------
SHORT TERM INVESTMENTS -- 1.1%
   Smith Barney Tax-Free Money
     Market Fund                                12,573               12,573,471
   Vanguard Tax-Exempt
     Money Market Fund                             100                  100,000
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,673,471)                                                 12,673,471
                                                                 --------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $1,154,157,022*)                        104.9%            1,204,597,044

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                   (4.9%)             (56,653,199)
                                                ------           --------------
NET ASSETS (Applicable to 96,568,824
  Institutional shares, 1,925,433 Service
  shares, 3,639,481 Investor A shares,
  2,073,418 Investor B shares and 70,473
  Investor C shares outstanding)                100.0%           $1,147,943,845
                                                ======           ==============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                                       Value
                                                                   ------------
NET ASSET VALUE AND REDEMPTION
PRICE PER INSTITUTIONAL, SERVICE
AND INVESTOR A SHARE
($1,124,343,082 (DIVIDE) 102,133,738)                                    $11.01
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $11.01
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
  ($11.01 (DIVIDE) 0.960)                                                $11.47
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($22,824,964 (DIVIDE) 2,073,418)                                       $11.01
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($775,799 (DIVIDE) 70,473)                                             $11.01
                                                                         ======

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                    $50,988,672
   Gross unrealized depreciation                                       (548,650)
                                                                    -----------
                                                                    $50,440,022
                                                                    ===========
** Rates shown are the rates as of March 31, 1999, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

(DOUBLE DAGGER)  Principal  amount  of  securities   pledged  as  collateral  of
   $2,500,000 on 430 long U.S. Treasury Bond future contracts expiring June 1999. The value of such contracts on March 31, 1999 was $51,841,875, thereby resulting in an unrealized loss of $291,016.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS -- 98.3%
NEW JERSEY -- 86.3%
   Atlantic City, COP's, Pub. Fac.
     Lease Agreement Prj., Ser. 91
     7.30%                03/01/04              $1,535             $  1,759,494
   Bergen Cnty. G.O., Ser. 90
     6.25%                11/15/00                 645                  674,831
   Bergen Cnty. Util. Auth. Rev., Ser. 92A
     6.00%                06/15/01               1,590                1,671,487
   Brigantine G.O., Ser. 92
     6.25%                08/01/03                 730                  792,962
   Camden Cnty. G.O., Ser. 89
     7.00%                06/01/99                 430                  432,533
   Camden Cnty. Imp. Auth. Lease Rev.,
     Ser. 92
     6.00%                12/01/02               1,000                1,085,000
   Cherry Hill Twp. G.O., Ser. 92
     6.00%                06/01/06                 500                  538,125
   Dover Twp. G.O., Ser. 92
     6.00%                10/15/03               1,000                1,091,250
     6.10%                10/15/04                 540                  588,600
   Edison Twp. G.O., Ser. 91
     6.50%                06/01/04                 930                1,038,112
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Prj., Ser. 94
     6.90%                12/01/14                 500                  582,500
   Essex Cnty. Util. Auth. Rev., Ser. 99A
     4.88%                04/01/18               2,500                2,468,750
   Essex Cnty. Util. Auth. Solid Waste Rev.,
     Ser. 96
     5.75%                04/01/05               2,000                2,175,000
   Gloucester Cnty. Srs. Hsg. Dev. Corp.
     Rev., Sect. 8 Colonial Park Prj.,
     Ser. 94A
     6.20%                09/15/11               1,250                1,318,750
   Hamilton Twp. Atlantic City Sch. Dist.
     G.O., Ser. 92
     5.88%                12/15/07                 860                  926,650
   Hudson Cnty. Imp. Auth. Fac. Lease
     Rev., Hudson Cnty. Lease Prj.,
     Ser. 98
     4.75%                10/01/19               3,000                2,891,250
   Jersey City G.O., Ser. 96A
     6.00%                10/01/05               1,655                1,841,187
     6.00%                10/01/06               3,000                3,363,750
   Knowlton Twp. Bd. of Ed. G.O., Ser. 91
     6.60%                08/15/11                 169                  202,377
   Lacey Twp. Wtr. Auth. Rev., Ser. 93
     6.00%                12/01/12               1,000                1,112,500
   Mercer Cnty. Imp. Auth. Rev., Hamilton
     Bd. of Ed. Prj., Ser. 92
     5.90%                06/01/03                 500                  530,625
   Middlesex Cnty. Imp. Auth. Rev., Ser. 96
     5.80%                09/15/13               1,725                1,850,062
   Monmouth Cnty. G.O., Ser. 90
     6.90%                08/01/04                 430                  457,950
   Monmouth Cnty. Imp. Auth. Corr. Fac.
     Rev., Ser. 91
     6.30%                08/01/01               1,000                1,080,000
   Monmouth Cnty. Imp. Auth. Rec. Fac.
     Rev., Ser. 90
     6.63%                12/01/99               1,170                1,219,713
   Morristown Cnty. G.O., Ser. 95
     6.40%                08/01/14                 500                  562,500
   New Jersey Bldg. Auth. Rev., Ser. 97
     5.00%                06/15/11               1,000                1,030,000
     5.00%                06/15/13               2,070                2,116,575

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                07/01/08              $1,290             $  1,407,712
     5.88%                07/01/11               4,000                4,350,000
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.75%                06/15/08               4,440                4,917,300
     5.00%                06/15/16               1,985                1,997,406
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 94
     5.80%                07/01/07               1,500                1,636,875
   New Jersey Econ. Dev. Auth. Rev.,
     St. Barnabas Med. Ctr. Prj., Ser. 97A
     5.63%                07/01/23               4,000                1,155,000
   New Jersey Econ. Dev. Auth. Rev.,
     Trenton OFC Complex Prj., Ser. 89
     6.63%                06/15/01               1,050                1,109,062
   New Jersey Econ. Dev. Auth. Rev.,
     W.Y. Hldg. Co. Prj., Ser. 95
     5.95%                06/01/05                 865                  907,169
   New Jersey Ed. Auth. Rev., Rowan
     Coll. Prj., Ser. 96
     5.88%(DOUBLE DAGGER) 07/01/16               2,185                2,384,381
   New Jersey G.O., Ser. 86B
     6.25%                01/15/04                 860                  948,150
   New Jersey G.O., Ser. 91
     6.00%                08/01/02               4,075                4,365,344
     6.25%                08/01/02               1,160                1,260,050
   New Jersey Hlth. Care Fac. FHA Ins.
     Rev. Mtg., Cathedral Hlth. Prj., Ser. 90A
     6.95%                02/15/01                 640                  678,400
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Cathederal Hlth. Ctr. Prj.,
     Ser. 90
     7.25%                02/15/21               1,000                1,083,750
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Kennedy Hlth. Sys. Prj., Ser. 98
     5.25%                07/01/15                 700                  723,625
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Robert Wood Johnson Univ.
     Prj., Ser. 96C
     5.75%(DOUBLE DAGGER) 07/01/07               2,595                2,848,012
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Society of The Vy. Hosp. Prj.,
     Ser. 89C
     6.60%                07/01/00                 430                  441,748
   New Jersey Sports & Expo. Rev.,
     Ser. 92A
     6.50%                03/01/07                 600                  652,500
   New Jersey St. Ed. Fac. Auth. Rev.,
     Hgr. Ed. Equip. Leasing Prj., Ser. 94A
     5.00%                09/01/99               1,000                1,007,700
   New Jersey St. Ed. Fac. Auth. Rev.,
     Hgr. Ed. Fac. Trust Fund Prj., Ser. 95A
     5.13%                09/01/07               1,800                1,912,500
   New Jersey St. Ed. Fac. Auth. Rev.,
     Princeton Univ. Prj., Ser. 90A
     6.45%                07/01/99                 430                  434,201
   New Jersey St. Ed. Fac. Auth. Rev.,
     Ser. 99 WIS
     5.25%                07/01/13               2,000                2,047,500
     5.00%                07/01/18               1,000                  971,250
   New Jersey St. Ed. Fac. Auth. Rev.,
     St. Peters Coll. Prj., Ser. 98B
     5.50%                07/01/27               3,220                3,240,125

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey St. G.O., Ser. 92D
     6.00%                02/15/11              $2,000             $  2,275,000
   New Jersey St. G.O., Ser. 96
     6.00%                07/15/06               2,000                2,240,000
   New Jersey St. G.O., Ser. 98
     5.00%                03/01/12               2,750                2,832,500
     7.56%                02/01/13               3,400                3,612,500
   New Jersey St. Hsg. & Mtg. Fin. Agcy.
     Rev., Ser. 92A
     6.70%                05/01/05                 500                  535,625
     6.70%                11/01/05               1,000                1,071,250
     6.95%                11/01/13                 750                  805,312
   New Jersey St. Hsg. & Mtg. Fin. AMT
     Rev., Ser. 97A
     5.55%                05/01/27               2,000                2,040,000
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 92
     6.00%                01/01/05               3,250                3,473,438
     6.20%                01/01/10                 750                  866,250
     6.25%                01/01/14                 500                  536,250
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.40%                01/01/02                 860                  914,825
     6.90%                01/01/14                 970                  971,639
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.25%                01/01/10               2,210                2,323,263
     6.50%                01/01/16                 500                  573,125
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 92A
     5.80%                01/01/02               1,260                1,321,425
   New Jersey St. Waste Wtr. Trtmnt.
     Trust Rev., Ser. 89B
     6.90%                05/15/99                 430                  432,795
   New Jersey St. Waste Wtr. Trtmnt.
     Trust Rev., Ser. 90
     6.88%                06/15/00                 395                  416,725
     6.88%                06/15/06                  35                   36,706
   New Jersey St. Waste Wtr. Trtmnt.
     Trust Rev., Ser. 96C
     6.25%                05/15/03               2,500                2,734,375
     6.25%                05/15/06               5,955                6,729,150
   New Jersey Trans. Auth. Rev., Ser. 96A
     6.00%                12/15/05               1,000                1,113,750
   New Jersey Trans. Sys. Rev., Ser. 94A
     6.25%                12/15/03               1,000                1,106,250
   New Jersey Trans. Trust Fund Auth.
     Rev., Ser. 96B
     5.25%                06/15/15               3,000                3,093,750
   Newark Bd. of Ed. G.O., Ser. 94
     5.88%                12/15/13               1,000                1,092,500
   North Bergen Twp. G.O., Ser. 92
     5.90%                08/15/01                 500                  527,500
   North Jersey Dist. Wtr. Sply. Rev.,
     Ser. 93
     5.50%                07/01/03                 860                  918,050
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                07/15/06                 755                  819,175
   Northwest Bergen Cnty. Util. Auth.
     Sys. Rev., Ser. 92
     6.00%                07/15/07                 860                  936,325
   Ocean Cnty. G.O., Ser. 89
     6.75%                07/13/03               1,030                1,149,738

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Ocean Cnty. G.O., Ser. 90
     6.80%                06/15/00              $  430             $    447,738
   Ocean Cnty. G.O., Ser. 91
     6.38%                04/15/03                 430                  471,388
   Ocean Cnty. G.O., Ser. 91A
     6.25%                10/01/04                 430                  465,475
   Ocean Cnty. Util. Auth. Rev., Ser. 95A
     6.30%                01/01/12               1,005                1,128,113
   Ocean Cnty. Util. Auth. Waste Wtr. Rev.,
     Ser. 00 WIS
     5.00%                01/01/13                 500                  483,750
     5.00%                01/01/18               1,350                1,269,000
   Ocean Twp. Swr. Auth. Rev., Ser. 92
     6.00%                12/01/08               1,705                1,843,531
   Passaic Valley Wtr. Sply. Comm. Rev.,
     Ser. 92A
     5.95%                12/15/02                 500                  538,750
   Point Pleasant G.O., Ser. 95
     5.70%                12/01/03                 500                  541,250
   Port Auth. New York & New Jersey Rev.,
     Ser. 92
     6.10%                10/15/02                 645                  694,988
   Port Auth. New York & New Jersey Rev.,
     Ser. 95
     5.75%                11/01/09               3,275                3,516,531
   Port Auth. New York & New Jersey Spec.
     Oblig. Rev., JFK Intl. Air Term. Prj.,
     Ser. 97
     5.75%                12/01/22               2,105                2,252,350
   Port Auth. New York & New Jersey Spec.
     Oblig. Rev., JFK Intl. Air Term. Prj.,
     Ser. 97-6
     6.25%                12/01/09               7,000                8,023,750
   Rutgers Univ. Rev., Ser. 92A
     6.10%                05/01/03               1,000                1,082,500
   Salem Cnty. Ind. Poll. Ctrl. Fin. Auth.
     Rev., Ser. 94
     6.20%                08/01/30               1,000                1,105,000
   South Jersey Port. Corp. Rev., Marine
     Term. Prj., Ser. 93
     5.60%                01/01/23               3,000                3,067,500
   Warren Cnty. Poll. Ctrl. Fin. Auth. Rev.,
     Ser. 92B
     5.70%                12/01/03                 500                  533,750
   Weehawken Twp. G.O., Ser. 92
     6.15%                07/01/04                 350                  373,188
   West Windsor Plainsboro Twp. Bd. of
     Ed. G.O., Ser. 93
     5.80%                03/15/06               1,000                1,075,000
   Winslow Twp. Unltd. Tax G.O., Ser. 92
     6.40%                10/01/05                 870                  952,650
   Woodbridge Twp. G.O., Ser. 90
     6.65%                08/01/00                 475                  499,344
   Woodbridge Twp. G.O., Ser. 92
     6.05%                08/15/05                 500                  545,000
     6.25%                08/15/08               1,000                1,096,250
                                                                   ------------
                                                                    157,388,280
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 0.8%
   Delaware River Joint Toll Bdg. Rev.,
     Ser. 92
     6.25%                07/01/12              $1,400             $  1,478,750
                                                                   ------------
PUERTO RICO -- 10.6%
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 93X
     5.50%                07/01/13               2,000                2,200,000
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 96Z
     6.25%                07/01/06               1,760                1,999,800
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     6.13%                07/01/08               1,000                1,145,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94T
     5.50%                07/01/20               2,250                2,314,688
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97AA
     5.25%                07/01/16               1,000                1,040,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97BB
     5.50%                07/01/09               1,500                1,646,250
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 98DD
     5.25%                07/01/16               2,025                2,111,063
   Puerto Rico Infra. Fin. Auth. Rev.,
     Ser. 97A
     5.00%                07/01/28               4,000                3,995,000
   Puerto Rico Pub. Bldg. Auth. Rev.,
      Ser. 97B
     5.00%                07/01/15               1,000                1,016,250
   Puerto Rico Elec. Pwr. Auth. Rites,
     Ser. 98
     8.30%**              07/01/13               1,660                1,850,900
                                                                   ------------
                                                                     19,318,951
                                                                   ------------
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
VIRGIN ISLANDS -- 0.6%
   Virgin Islands Wtr. & Pwr. Auth. Elec.
     Sys. Rev., Ser. 98
     5.30%                07/01/21              $1,100             $  1,090,375
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $169,780,310)                                               179,276,356
                                                                   ------------
SHORT TERM INVESTMENTS -- 1.7%
   Smith Barney Tax-Free Money
     Market Fund
     (Cost $3,115,074)                           3,115                3,115,074
                                                                   ------------
TOTAL INVESTMENTS
  IN SECURITIES-- 100.0%
  (Cost $172,895,384*)                                             $182,391,430
                                                                   ============

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                     $9,740,301
   Gross unrealized depreciation                                       (244,255)
                                                                     ----------
                                                                     $9,496,046
                                                                     ==========
** Rates shown are the rates as of March 31, 1999, and the maturities  shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.
(DOUBLE DAGGER)  Principal  amount  of  securities   pledged  as  collateral  of
   $685,000 on 90 long U.S. Treasury Bond future contracts expiring June 1999. The value of such contracts on March 31, 1999 was $10,850,625, thereby resulting in an unrealized loss of $52,031.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

MARCH 31, 1999 (UNAUDITED)

ASSETS
   Investments at value (Cost $172,895,384) .....................  $182,391,430
   Interest receivable ..........................................     2,634,009
   Investments sold receivable ..................................     7,292,460
   Futures commissions ..........................................           710
                                                                   ------------
          TOTAL ASSETS ..........................................   192,318,609
                                                                   ------------
LIABILITIES
   Investments purchased payable ................................    12,150,102
   Distributions payable ........................................       684,250
   Advisory fees payable ........................................        66,503
   Administrative fees payable ..................................        27,354
   Transfer agent fees payable ..................................        13,712
   Other accrued expenses payable ...............................        42,024
   Futures margin payable .......................................        47,813
                                                                   ------------
          TOTAL LIABILITIES .....................................    13,031,758
                                                                   ------------
NET ASSETS (Applicable to 12,146,718 Institutional
   shares, 2,742,458 Service shares, 157,755
   Investor A shares, 92,955 Investor B shares
   and 1,670 Investor C shares outstanding) .....................  $179,286,851
                                                                   ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE
   ($178,166,369 (DIVIDE) 15,046,931) ...........................        $11.84
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ..............        $11.84
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.84 (DIVIDE) 0.960) ......................................        $12.33
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($1,100,708 (DIVIDE) 92,955) ............        $11.84
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($19,774 (DIVIDE) 1,670) ................        $11.84
                                                                         ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS -- 108.4%
OHIO -- 89.2%
   Akron Swr. Sys. Rev., Ser. 96
     5.88%                12/01/16              $  500             $    546,875
   Akron Swr. Sys. Rev., Ser. 98
     5.50%                12/01/12               1,070                1,164,962
   Brunswick G.O., Ser. 94
     6.30%                12/01/05                 210                  233,887
   Butler Cnty. Hosp. Fac. Rev., Middletown
     Regl. Hosp. Prj., Ser. 91
     6.75%                11/15/03                  50                   54,437
   Butler Cnty. Sales Tax Rev., Ser. 97
     5.00%                12/15/13                 500                  510,625
   Butler Cnty. Trans. Imp. Dist. Rev.,
     Ser. 97A
     6.00%                04/01/11                 600                  672,000
   Cincinnati Wtrwks. Imp. Rev., Ser. 89
     6.75%                12/01/01               1,000                1,082,500
   Clermont Cnty. Swr. Sys. Rev., Ser. 90
     7.25%                12/01/00               1,415                1,529,969
   Cleveland Arpt. Sys. Rev., Ser. 94B
     5.70%                01/01/04                 150                  164,250
   Cleveland COP's, Cleveland
     Stadium Prj., Ser. 97
     5.25%                11/15/10               2,500                2,653,125
   Cleveland COP's, Cleveland
     Stadium Prj., Ser. 97B
     6.00%                11/15/09               1,000                1,133,750
   Cleveland G.O. Ltd., Ser. 94
     6.25%                11/15/06               1,915                2,173,525
   Cleveland Pk. Fac. Rev., Ser. 96
     6.00%                09/15/06               1,275                1,424,812
   Cleveland Pub. Pwr. Sys. Rev., First
     Mtg. Prj., Ser. 94B
     6.10%                11/15/03               1,000                1,096,250
   Cleveland Pub. Pwr. Sys. Rev., Ser. 94A
     6.30%                11/15/05               4,000                4,550,000
   Cleveland Wtrwks. Rev., First Mtg. Prj.,
     Ser. F-92A
     6.50%                01/01/02                 500                  545,000
   Cleveland Wtrwks. Rev., First Mtg. Prj.,
     Ser. 96H
     6.00%                01/01/06               2,000                2,217,500
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                03/01/07                 500                  520,000
   Columbus Unltd. Tax G.O., Ser. 86
     7.38%                07/01/06               1,000                1,203,750
   Columbus Unltd. Tax G.O., Ser. 89
     6.75%                07/01/08               1,000                1,008,550
   Columbus Unltd. Tax G.O., Ser. 91-2
     6.50%                09/15/01               1,105                1,179,587
   Columbus Unltd. Tax G.O., Ser. 92B
     6.10%                01/01/03               1,000                1,080,000
   Columbus Unltd. Tax G.O., Ser. 94-2
     5.60%                05/15/05               1,000                1,095,000
   Columbus G.O., Mun. Arpt. No. 30-E-U Prj.
    Ser. 91
     6.15%                04/15/02               1,475                1,550,594
   Columbus Mun. Arpt. Auth. Rev.,
     Columbus Intl. Arpt. Prj., Ser. 94A
     6.00%                01/01/04                 150                  162,750

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Columbus Pub. Imp. Rev., Ser. 93
     5.35%                09/15/06              $1,075             $  1,151,594
   Columbus Wtrwks. Enlargement No. 44
     G.O., Ser. 92
     6.00%                05/01/03                 500                  550,625
   Cuyahoga Cnty. G.O., Ser. 89
     7.00%                10/01/99               1,000                1,038,370
   Cuyahoga Cnty. G.O., Ser. 91
     6.70%                10/01/01               1,000                1,091,250
   Cuyahoga Cnty. Hosp. Rev., Meridia
     Hlth. Sys. Prj., Ser. 95
     6.10%                08/15/04                 500                  553,125
   Cuyahoga Cnty. Hosp. Rev., Univ. Hlth.
     Sys. Prj., Ser. 96B
     6.00%                01/15/04               3,125                3,386,719
     6.00%                01/15/05                 500                  545,625
   Cuyahoga Cnty. Jail Fac. Unltd. Tax G.O.,
     Ser. 91
     7.00%                10/01/01               1,000                1,098,750
   Dublin Unltd. Tax G.O., Ser. 98A
     5.25%                12/01/14               1,910                2,000,725
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                12/01/14               1,000                1,276,250
   Franklin Cnty. G.O., Ser. 91
     6.38%                12/01/01               1,635                1,780,106
   Greater Cleveland Regl. Trans. Auth.
     G.O., Ser. 96
     6.25%                12/01/06               2,935                3,323,888
   Hamilton Cnty. Elec. Sys. Mtg. Rev.,
     Ser. 92A
     6.00%                10/15/12                 500                  541,250
   Hamilton Cnty. Swr. Sys. Rev., Ser. 91A
     6.40%                06/01/01                 325                  350,594
     6.40%                12/01/04                 675                  722,250
   Kings Sch. Dist. G.O., Ser. 94
     7.60%                12/01/05                 200                  235,000
   Loveland City Sch. Dist. G.O., Ser. 92
     6.65%                12/01/02                 145                  157,325
   Lucas Cnty. G.O., Ser. 96
     6.00%                12/01/03               2,310                2,523,675
     6.00%                12/01/05                 500                  556,250
   Medina Cnty. Unltd. Tax G.O., Ser. 86
     7.25%                12/01/03                  50                   57,313
   Montgomery Cnty. G.O. Ltd., Ser. 91A
     6.75%(DOUBLE DAGGER) 09/01/01               1,500                1,606,875
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.63%                12/01/06                 100                  115,750
   Northwest Sch. Dist. G.O., Ser. 98
     6.00%                12/01/13               1,030                1,172,913
   Northwestern Sch. Dist. Rev., Wayne
     & Ashland Cntys. Prj., Ser. 94
     7.20%                12/01/10                 300                  372,750
   Ohio G.O., Ser. 95
     6.00%                08/01/05                 225                  251,156
   Ohio Hsg. Fin. Agcy. Res. Mort. Rev.,
     Ser. 94B-2
     6.35%                09/01/04                  70                   73,150
   Ohio Hsg. Fin. Agcy. Rev., Wind River
     Prj., Ser. 94A
     5.55%                11/01/18               1,050                1,078,875
   Ohio St. Bldg. Auth. Adult Corr. Fac.
     Rev., Ser. 94
     5.90%                10/01/09               2,000                2,192,500

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio St. Bldg. Auth. Disalle Govt. Ctr.
     Rev., Ser. 96A
     6.00%                10/01/05              $1,000             $  1,107,500
   Ohio St. Bldg. Auth. Rev., Ser. 87
     7.05%                04/01/00               1,000                1,056,960
   Ohio St. Bldg. Auth. St. Corr. Fac. Rev.,
     Ser. 91A
     6.50%                10/01/02               4,000                4,340,000
   Ohio St. Bldg. Auth. St. Fac. Rev., Admin.
     Bldg. Fdg. Prj., Ser. 92A
     6.00%                10/01/04               1,020                1,105,425
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                10/01/07                 450                  500,625
   Ohio St. Hgr. Ed. Fac. Comm. Rev., Ohio
     Dominican Coll. Prj., Ser. 94
     6.63%                12/01/04                 250                  269,375
   Ohio St. Nat. Res. Cap. Fac. G.O.,
     Ser. 94A
     5.40%                10/01/05               1,000                1,073,750
   Ohio St. Pub. Fac. Comm. Hgr. Ed. Fac.
     Rev., Ser. 89B
     6.50%                12/01/99               1,000                1,041,690
   Ohio St. Pub. Fac. Comm. Hgr. Ed. Fac.
     Rev., Ser. 92A
     5.50%                12/01/03               2,000                2,120,000
   Ohio St. Tpke. Rev., Ser. 96
     6.00%                02/15/05               4,400                4,845,500
   Ohio St. Wtr. Dev. Poll. Ctrl. Fac. Rev.,
     Wtr. Ctrl. St. Match Prj., Ser. 95
     5.70%                06/01/11               1,300                1,407,250
   Ohio St. Wtr. Dev. Poll. Ctrl. Fac.
     Rev., Republic Steel Prj., Ser. 95
     6.38%                06/01/07               3,710                3,988,250
   Ohio St. Wtr. Dev. Auth. Rev., Pure Wtr.
     Prj., Ser. 92
     5.75%                06/01/04               1,500                1,620,000
   Ohio St. Wtr. Dev. Auth. Rev.,
     Steel-Cargill North Star Broken Hill
     Prj., Ser. 95
     6.30%                09/01/20                 500                  544,375
   Olentangy Sch. Dist. G.O., Ser. 95A
     6.00%                12/01/08                 225                  248,063

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Scioto Cnty. Rev., Marine Term. Norfolk
     Southern. Corp. Prj., Ser. 98
     5.30%**              08/01/13              $3,000             $  3,026,250
   Summit Cnty. Hosp. Rev., Cuyahoga
     Falls Gen. Hosp. Prj., Ser. 94
     6.65%                07/01/14                 200                  211,750
   Toledo G.O., Ser. 96
     6.00%                12/01/06                 500                  560,000
   Univ. of Cincinnati Gen. Rec. Rev., Ser. 91L
     6.90%                06/01/07               1,500                1,614,375
   Univ. of Toledo Gen. Rec. Rev., Ser. 92A
     5.90%(DOUBLE DAGGER) 06/01/20                 425                  448,375
   Westerville City Sch. Dist. G.O., Ser. 87
     6.25%                12/01/05               1,000                1,125,000
   Westlake G.O., Ser. 96
     6.40%                12/01/08               1,560                1,817,400
   Worthington City Sch. Dist. Unltd. Tax G.O.,
     Ser. 89
     7.10%                12/01/99               1,000                1,025,920
                                                                   ------------
                                                                     94,456,184
                                                                   ------------
ILLINOIS -- 4.9%
   Chicago O'Hare Intl. Arpt. Spec. Fac.
     Rev., Ser. 99 WIS
     5.50%                01/01/17               5,000                5,137,500
                                                                   ------------
PUERTO RICO -- 14.3%
   Puerto Rico Cmwlth. G.O., Ser. 96
     5.40%                07/01/25               3,000                3,093,750
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rites, Ser. 98
     7.23%**              07/01/18               5,000                5,031,250
   Puerto Rico Elec. Pwr. Auth. Rev.,
    Ser. 98EE
     5.25%                07/01/16               1,600                1,668,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 99FF WIS
     5.25%                07/01/10               5,000                5,406,250
                                                                   ------------
                                                                     15,199,250
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $108,579,525)                                              $114,792,934
                                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
   Smith Barney Tax-Free Money
     Market Fund (Cost $131,345)                   131                  131,345
                                                                   ------------

See accompanying notes to financial statements.
                                                                              31

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)                                       Value
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $108,710,870*)                    108.5%                   $114,924,279

LIABILITIES IN EXCESS
  OF OTHER ASSETS                          (8.5%)                    (9,024,718)
                                          ------                   ------------
NET ASSETS (Applicable to 9,395,471
  Institutional shares, 28,743 Service
  shares, 279,415 Investor A shares,
  134,965 Investor B shares and 44,247
  Investor C shares outstanding)          100.0%                   $105,899,561
                                          ======                   ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($103,979,231 (DIVIDE) 9,703,629)                                      $10.72
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $10.72
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.72 (DIVIDE) 0.960)                                                $11.17
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,446,205 (DIVIDE) 134,965)                                          $10.72
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($474,125 (DIVIDE) 44,247)                                             $10.72
                                                                         ======

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                     $6,242,938
   Gross unrealized depreciation                                        (29,529)
                                                                     ----------
                                                                     $6,213,409
                                                                     ==========
** Rates shown are the rates as of March 31, 1999, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

(DOUBLE DAGGER)  Principal  amount  of  securities   pledged  as  collateral  of
   $600,000 on 42 long U.S. Treasury Notes future contracts expiring June 1999. The value of such contracts of March 31, 1999 was $5,063,625 thereby resulting in an unrealized loss of $20,773

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS -- 101.5%
DELAWARE -- 78.9%
   Delaware River & Bay Auth. Rev.,
     Ser. 93
     4.60%                01/01/05              $2,000             $  2,052,500
   Delaware River & Bay Auth. Rev.,
     Ser. 96
     6.00%                01/01/05               1,460                1,606,000
     6.00%                01/01/06               1,160                1,281,800
   Delaware St. Econ. Dev. Auth. Poll. Ctrl.
     Rev., Delmarva Pwr. Prj., Ser. 91B
     7.15%                07/01/18                 500                  541,875
   Delaware St. Econ. Dev. Auth. Rev.,
     First Mtg. Gilpin ACA CBI Prj.,
     Ser. 98
     5.63%                07/01/19               2,000                2,047,500
     5.63%                07/01/25               1,500                1,535,625
   Delaware St. Econ. Dev. Auth. Rev.,
     United Wtr. Delaware, Inc. Prj.,
     Ser. 95
     6.20%                06/01/25               2,000                2,225,000
   Delaware St. Econ. Dev. Auth. Rev.,
     Wtr. Dev. Prj., Ser. 92B
     6.45%                12/01/07               1,165                1,326,644
   Delaware St. G.O., Ser. 90
     6.85%                05/01/99                 500                  501,305
     6.85%                05/01/00                 500                  518,485
   Delaware St. G.O., Ser. 91A
     6.30%                08/15/05               1,730                1,853,262
   Delaware St. G.O., Ser. 92A
     6.25%                03/01/02               1,400                1,522,500
   Delaware St. G.O., Ser. 97B
     5.00%                05/01/15               1,000                1,016,250
   Delaware St. Hlth. Fac. Auth. Rev.,
     Christiana Care Hlth. Svcs. Prj.,
     Ser. 98
     5.00%                10/01/15               5,000                5,050,000
   Delaware St. Hlth. Fac. Auth. Rev.,
     Med. Ctr. of Delaware Prj., Ser. 92
     6.25%                10/01/04               2,185                2,439,006
     6.25%                10/01/05               2,175                2,455,031
     6.25%                10/01/06               4,000                4,555,000
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 91
     7.15%                07/01/14               3,000                3,210,000
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 92C
     7.38%                01/01/15               2,000                2,162,500
   Delaware St. Realty Transfer Tax Rev.,
     Land & Wtr. Consv. Trust Fund Prj.,
     Ser. 93
     5.50%                04/01/02               1,500                1,578,750
     5.75%                04/01/03               1,500                1,610,625
   Delaware St. Solid Waste Auth. Solid
     Waste Sys. Rev., Ser. 90A
     6.75%                07/01/99                 500                  504,095
     6.75%                07/01/00                 500                  518,750
   Delaware St. Solid Waste Auth. Solid
     Waste Sys. Rev., Ser. 92
     5.80%                07/01/01               1,500                1,565,625
     6.00%                07/01/02               2,000                2,120,000
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 90
     7.10%                07/01/01               2,335                2,478,019
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 91
     6.00%                07/01/01               4,765                5,021,119
     6.35%                07/01/01                 500                  538,750

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
DELAWARE (CONTINUED)
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 92
     5.40%                07/01/03              $1,000             $  1,060,000
     5.63%                07/01/05               2,400                2,553,000
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 93
     5.10%(DOUBLE DAGGER) 07/01/04               1,500                1,576,875
     5.50%                07/01/08               1,000                1,057,500
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 94
     6.10%                07/01/07               1,000                1,100,000
   Dover Elec. Rev., Ser. 90
     6.95%                07/01/99                 500                  504,325
     7.00%                07/01/00                 500                  520,625
     7.00%                07/01/01                 500                  530,000
   Dover Elec. Rev., Ser. 93
     6.00%                07/01/07                 500                  537,500
   New Castle Cnty. G.O., Ser. 91
     6.20%                10/15/00                 500                  521,250
     6.25%                10/15/01               3,000                3,198,750
     6.30%                10/15/02               1,000                1,082,500
     6.50%                10/15/04               1,000                1,082,500
     6.50%                10/15/05               1,000                1,080,000
   New Castle Cnty. G.O., Ser. 98
     5.00%                10/01/18               3,500                3,517,500
   Sussex Cnty. G.O., Ser. 93
     5.60%                10/15/08               3,000                3,210,000
     5.70%                10/15/12               2,000                2,140,000
   Univ. of Delaware Hsg. & Dining Sys.
     Rev., Ser. 89
     7.00%                11/01/00               2,000                2,078,380
   Wilmington G.O., Ser. 92A
     6.20%                01/01/02               1,000                1,052,500
     6.00%                07/01/03                 500                  528,750
   Wilmington G.O., Ser. 92B
     6.25%                04/01/02               3,050                3,328,312
   Wilmington G.O., Ser. 96A
     6.00%                10/01/03               3,525                3,851,063
     5.50%                10/01/16               1,500                1,571,250
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
     Ser. 92A
     5.60%                09/15/02                 500                  530,625
     5.80%                09/15/04               1,000                1,077,500
     6.00%                09/15/06                 500                  538,750
                                                                   ------------
                                                                     93,665,471
                                                                   ------------
ILLINOIS -- 4.4%
   Chicago O'Hare Intl. Arpt. Spec. Fac.
     Rev., Ser. 99 WIS
     5.50%                01/01/14               5,000                5,243,750
                                                                   ------------
PUERTO RICO -- 14.3%
   Puerto Rico Cmwlth. G.O., Ser. 97
     5.38%                07/01/21               2,500                2,600,000
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. Rites, Ser. 98
     7.31%**              07/01/21               4,000                3,970,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97BB
     5.50%                07/01/09               1,150                1,262,125
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 98EE
     5.25%                07/01/16               1,800                1,876,500

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Pub. Bldg. Auth. Gtd. Govt.
     Fac. Rev., Ser. 95A
     6.25%                07/01/10              $1,000             $  1,165,000
   Puerto Rico Pub. Fin. Corp. Rites.,
     Ser. 98
     7.99%**              06/01/12               5,000                6,087,500
                                                                   ------------
                                                                     16,961,125
                                                                   ------------
VIRGIN ISLANDS -- 3.9%
   Virgin Islands Pub. Fin. Auth. Rev.,
     Ser. 98
     5.50%                10/01/18               4,500                4,635,000
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $115,139,780)                                               120,505,346
                                                                   ------------
SHORT TERM INVESTMENTS -- 1.4%
   Smith Barney Tax-Free Money
     Market Fund (Cost $1,587,862)               1,588                1,587,862
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $116,727,642*)                          102.9%              122,093,208

LIABILITIES IN EXCESS
  OF OTHER ASSETS                                (2.9%)              (3,393,737)
                                                ------             ------------
NET ASSETS (Applicable to 10,902,826
  Institutional shares, 10 Service shares,
  443,510 Investor A shares, 285,787
  Investor B shares and 109,609
  Investor C shares outstanding)                100.0%             $118,699,471
                                                ======             ============

                                                                       Value
                                                                   ------------
NET ASSET VALUE AND REDEMPTION
PRICE PER INSTITUTIONAL, SERVICE
AND INVESTOR A SHARE
($114,702,330 (DIVIDE) 11,346,346)                                       $10.11
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $10.11
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.11 (DIVIDE) 0.960)                                                $10.53
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($2,889,071 (DIVIDE) 285,787)                                          $10.11
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,108,070 (DIVIDE) 109,609)                                          $10.11
                                                                         ======

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                     $5,408,270
   Gross unrealized depreciation                                        (42,704)
                                                                     ----------
                                                                     $5,365,566
                                                                     ==========
** Rates shown are the rates as of March 31, 1999, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

(DOUBLE DAGGER)  Principal  amount  of  securities   pledged  as  collateral  of
   $500,000 on 31 long U.S. Treasury Bonds future contracts expiring June 1999. The value of such contracts on March 31, 1999 was $3,737,438, thereby resulting in an unrealized loss of $4,305.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS -- 101.7%
KENTUCKY -- 87.5%
   Ashland Env. Imp. Rev., Allied Chemical
     Corp. Prj., Ser. 78
     5.80%                03/01/03              $  295             $    307,537
   Boone Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 91C
     6.40%                09/01/01                 440                  468,600
     6.50%                09/01/01                 490                  535,937
     6.60%                09/01/01                 550                  602,937
   Campbell & Kenton Cnty. Rev., Sanit.
     Dist. #1 Prj., Ser. 98A
     5.00%                08/01/18               4,210                4,131,062
   Christian Cnty. Hosp. Rev., Jennie Stuart
     Med. Ctr. Prj., Ser. 96A
     6.00%                07/01/17               1,000                1,055,000
   Christian Cnty. Hosp. Rev., Jennie Stuart
     Med. Ctr. Prj., Ser. 97A
     5.25%                07/01/03               1,000                1,041,250
   Danville Multi-City Lease Rev.,
     Owensboro Riverpark Prj., Ser. 93B
     5.45%                07/01/08               1,800                1,901,250
     5.55%                07/01/11               1,000                1,040,000
   Grayson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 95B
     5.95%                01/01/08               1,290                1,412,550
   Harlan Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 90
     7.25%                12/01/02                 160                  171,200
   Henderson Elec. Light. & Pwr. Rev.,
     Ser. 73
     5.70%                03/01/03               2,135                2,143,540
   Jefferson Cnty. Cap. Imp. Prj. Corp. Rev.,
     Ser. 93A
     5.75%                08/15/04               1,275                1,377,000
     5.90%                08/15/05               1,000                1,082,500
     6.10%                08/15/07               2,500                2,712,500
   Jefferson Cnty. Cap. Imp. Prj. Corp. Rev.,
     Ser. 97
     5.25%                06/01/15               2,145                2,209,350
     5.38%                06/01/22               3,000                3,082,500
   Jefferson Cnty. Hlth. Fac. Rev., Alliant
     Hlth. Sys. Inc. Prj., Ser. 97
     5.13%                10/01/17               5,000                5,031,250
   Jefferson Cnty. Hlth. Fac. Rev., Jewish
     Hosp. Hlth. Svcs. Inc. Prj., Ser. 96
     5.65%                01/01/17               3,000                3,176,250
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Taylorsville Rd. Prj., Ser. 93A
     5.75%                06/01/23               3,860                4,043,350
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Whipps Mill Prj., Ser. 93A
     5.88%**              06/01/23               2,250                2,337,187
   Jefferson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 92B
     6.00%                01/01/03               2,005                2,157,881
     6.20%                01/01/06               2,000                2,160,000
     6.20%                01/01/07               2,750                2,966,562

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Kenton Cnty. Arpt. Rev., Cincinnati
     Northern Kentucky Prj., Ser. 97A
     5.75%                03/01/05              $1,490             $  1,609,200
     5.85%                03/01/06               1,655                1,806,019
     5.95%                03/01/07               1,730                1,905,162
     6.30%                03/01/15               1,000                1,126,250
   Kenton Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 97
     5.30%                03/01/13               1,500                1,563,750
     5.38%                03/01/17               2,800                2,870,000
   Kenton Cnty. Wtr. Dist. Wtrwks. Rev.,
     Ser. 92
     6.38%                02/01/17               1,000                1,086,250
   Kentucky Dev. Fin. Auth. Hosp. Rev.,
     St. Lukes Hosp. Prj., Ser. 89A
     7.20%                10/01/99                 900                  917,217
     7.25%                10/01/99                 540                  559,888
   Kentucky Hgr. Ed. Student Ln. Ins. Rev.,
     Ser. 85A
     9.25%                06/01/01               1,785                1,903,256
   Kentucky Hgr. Ed. Student Ln. Ins. Rev.,
     Ser. 91C
     6.25%                06/01/00               1,075                1,103,219
   Kentucky Hgr. Ed. Student Ln. Ins. Rev.,
     Ser. 94C
     5.15%                06/01/02               1,130                1,158,250
   Kentucky Hgr. Ed. Student Ln. Ins. Rev.,
     Ser. 95B
     6.60%                06/01/02               3,435                3,615,337
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 89A
     6.85%                01/01/00                  90                   92,033
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 90A
     7.40%                01/01/10                 735                  762,562
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 96D
     5.80%                07/01/13               3,350                3,479,813
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 97F
     5.70%                01/01/28               2,100                2,144,625
   Kentucky Infra. Auth. Rev., Ser. 97L
     5.50%                06/01/08               2,500                2,718,750
   Kentucky St. Poll. Abatement & Wtr.
     Res. Fin. Auth. Rev., Ser. 88A
     7.10%                08/01/99                 265                  268,363
   Kentucky St. Property & Bldg. Comm.
     Econ. Dev. Rev., Prj. 30-Fifth,
     Ser. 88
     7.40%                06/01/00                 270                  277,166
   Kentucky St. Property & Bldg. Comm.
     Rev., Prerefunded Prj. 53, Ser. 91
     5.75%                10/01/11               2,415                2,583,007
   Kentucky St. Property & Bldg. Comm.
     Rev., Ref. Prj. 31-Fourth, Ser. 88
     7.30%                06/01/99               1,000                1,006,110
     7.40%                06/01/00                 375                  383,569
   Kentucky St. Property & Bldg. Comm.
     Rev., Ref. Prj. 34-Second, Ser. 89
     7.10%                06/01/99                 800                  804,776
   Kentucky St. Property & Bldg. Comm.
     Rev., Ref. Prj. 50, Ser. 91
     6.60%                02/01/00                 500                  513,610
     6.50%                08/01/01                 740                  801,975

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Kentucky St. Property & Bldg. Comm.
     Rev., Ref. Prj. 54, Ser. 92
     5.90%                09/01/07              $2,750             $  2,949,375
   Kentucky St. Property & Bldg. Comm.
     Rev., Ref. Prj. 55, Ser. 93
     4.60%(DOUBLE DAGGER) 09/01/03               3,000                3,086,250
     4.90%                09/01/06               2,000                2,080,000
   Kentucky St. Property & Bldg. Comm.
     Rev., Ref. Prj. 59, Ser. 95
     6.00%                11/01/05               2,110                2,342,100
   Kentucky St. Property & Bldg. Comm.
     Rev., Ref. Prj. 62, Ser. 99
     5.00%                09/01/11               4,185                4,336,706
   Kentucky St. Property & Bldg. Comm.
     Rev., Unrefunded Prj. 53, Ser. 91
     5.75%                10/01/11               2,085                2,226,338
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Ref. Revitalization Prj., Ser. 90
     7.13%                05/15/00               1,400                1,478,750
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Ref. Revitalization Prj., Ser. 92
     5.50%                01/01/01               2,040                2,108,850
     5.70%                01/01/03               3,000                3,195,000
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Ref. Revitalization Prj., Ser. 95
     6.50%                07/01/07               1,000                1,153,750
     6.50%                07/01/08               3,000                3,495,000
   Kentucky St. Tpke. Auth. Res. Rec.
     Rev., Ser. 79
     7.10%                07/01/02                 625                  660,156
   Lexington Ctr. Corp. Mtg. Rev., Ser. 93A
     5.20%                10/01/04               1,790                1,883,975
   Lexington-Fayette Urban Cnty. Govt.
     Kentucky Sch. Bldg. Rev., Ser. 89
     7.00%                12/01/99                 500                  527,350
   Lexington-Fayette Urban Cnty. Govt.
     Rev., Univ. of Kentucky Alumni Assoc.,
     Inc. Prj., Ser. 94
     6.50%                11/01/06                 660                  754,875
   Lexington-Fayette Urban Cnty. Govt.
     Pub. Fac. Corp. Mtg. Rev., Ref. Ser. 93
     4.50%                02/01/06               2,100                2,142,000
   Louisville & Jefferson Cnty. Auth. Rev.,
     Ser. 98A
     5.00%                07/01/18               2,000                1,927,500
     5.00%                07/01/25               1,380                1,336,875
   Louisville & Jefferson Cnty. Met. Swr.
     Dist. Rev., Ser. 93
     5.30%                05/15/10               2,000                2,095,000
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Arpt. Sys. Rev., Ser. 97A
     5.75%                07/01/01               1,000                1,043,750
     5.75%                07/01/03               1,070                1,144,900
   Louisville & Jefferson Cnty. Swr. and
     Drain Sys. Rev., Ser. 98A
     5.00%                05/15/22               7,000                6,877,500
   Louisville & Jefferson Cnty. Swr. Dist.
     Rev., Ser. 98A
     5.00%                05/15/30               3,000                2,940,000
   Louisville Ind. Bldg. Rev., Enterprise
     Zone Dist. Prj., Ser. 88
     5.75%                04/01/00               1,465                1,503,134
   Louisville Pk. Auth. River City First Mtg.
     Rev., Ser. 91
     6.50%                06/01/01                 265                  288,188

                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Louisville Pub. Properties Corp. Rev.,
     Ser. 98
     5.00%                12/01/22              $3,210             $  3,145,800
   McCracken Cnty. Hosp. Rev., Mercy
     Health Sys. Prj., Ser. 94A
     6.10%                11/01/04                 400                  437,000
   Muhlenberg Cnty. Ind. Dev. Rev., Harsco
     Corp. Prj., Ser. 87
     7.00%                09/01/99               1,000                1,063,750
   Owensboro Elec. Light & Pwr. Rev.,
     Ser. 93B
     5.05%                01/01/07               3,000                3,120,000
   Somerset Ind. Bldg. Rev., CR/PL, Inc.
     Prj., Ser. 84
     7.50%                10/01/10               2,900                3,142,875
   Univ. of Kentucky Rev., Cons. Edl. Bldg.
     Prj., Ser. 92N
     6.00%                05/01/08               1,680                1,810,200
     6.00%                05/01/10               1,000                1,075,000
   Univ. of Kentucky Rev., Cons. Edl. Bldg.
     Prj., Ser. 94
     4.60%                05/01/07               2,540                2,597,150
   Univ. of Kentucky Univ. Rev., Ref.
     Ser. 93A
     5.30%                08/01/03               1,765                1,862,075
     5.40%                08/01/04                 750                  799,688
   Univ. of Louisville Rev., Cons. Edl. Bldg.
     Prj., Ser. 92H
     5.88%                05/01/11               1,150                1,217,563
   Univ. of Louisville Rev., Cons. Edl. Bldg.
     Prj., Ser. 93I
     5.10%                05/01/02               1,545                1,604,869
   Univ. of Louisville Rev., Cons. Edl. Bldg.
     Prj., Ser. 93J
     5.00%                05/01/06               2,370                2,467,763
   Western Kentucky Univ. Rev., Hsg. &
     Dining Sys. Prj., Ser. 90L
     7.10%                12/01/00                 350                  368,375
   Winchester Util. Rev., Ser. 93
     5.45%                07/01/10               1,500                1,569,375
                                                                   ------------
                                                                    164,066,155
                                                                   ------------
ILLINOIS -- 3.9%
   Chicago O'Hare Intl. Arpt. Spec. Fac. Rev.,
     Ser. 99 WIS
     5.50%                01/01/16               7,000                7,227,500
                                                                   ------------
PUERTO RICO -- 9.4%
   Puerto Rico Cmwlth. G.O., Ser. 97
     5.38%                07/01/21               4,250                4,420,000
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Rev., Ser. 97A
     5.00%                07/01/21               3,500                3,495,625
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 92R
     5.90%                07/01/01               1,000                1,048,750
   Puerto Rico Elec. Pwr. Auth. Rites,
     Ser. 98
     8.30%**              04/01/99               2,000                2,230,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 99FF WIS
     5.25%                07/01/10               4,915                5,314,344
   Puerto Rico Infra. Fin. Auth. Rev.,
     Ser. 97A
     5.00%                07/01/11               1,000                1,048,750
                                                                   ------------
                                                                     17,557,469
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)
                                                  Par
                          Maturity               (000)                 Value
                          --------             --------            ------------
MUNICIPAL BONDS (CONTINUED)
VIRGIN ISLANDS -- 0.9%
   Virgin Islands Wtr. & Pwr. Auth. Elec.
     Sys. Rev., Ref. Ser. 98
     5.30%                07/01/18              $1,685             $  1,676,575
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $181,396,653)                                               190,527,699
                                                                   ------------
SHORT TERM INVESTMENTS -- 2.9%
   Smith Barney Tax-Free Money
     Market Fund
     (Cost $5,536,342)                           5,536                5,536,342
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $186,932,995*)                          104.6%              196,064,041

LIABILITIES IN EXCESS
  OF OTHER ASSETS                                (4.6%)              (8,648,865)
                                                ------             ------------
NET ASSETS (Applicable to 18,405,964
  Institutional shares, 10 Service shares,
  144,262 Investor A shares, 25,594
  Investor B shares and 3,974
  Investor C shares outstanding)                100.0%             $187,415,176
                                                ======             ============

                                                                       Value
                                                                   ------------
NET ASSET VALUE AND REDEMPTION
PRICE PER INSTITUTIONAL, SERVICE
AND INVESTOR A SHARE
($187,116,907 (DIVIDE) 18,550,236)                                       $10.09
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $10.09
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.09 (DIVIDE) 0.960)                                                $10.51
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($258,183 (DIVIDE) 25,594)                                             $10.09
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($40,086 (DIVIDE) 3,974)                                               $10.09
                                                                         ======

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                     $9,213,315
   Gross unrealized depreciation                                        (82,269)
                                                                     ----------
                                                                     $9,131,046
                                                                     ==========
** Rates shown are the rates as of March 31, 1999, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

(DAGGER) Principal amount of securities pledged as collateral of $1,000,000 on 100 long U.S. Treasury Bonds futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $12,056,250, thereby resulting in an unrealized loss of $60,586.


                            INVESTMENT ABBREVIATIONS
                           AMT    Alternative Minimum Tax
                           COP    Certificates of Participation
                           G.O.   General Obligations
                           WIS    When Issued Security

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                             STATEMENT OF OPERATIONS

                                                       Pennsylvania      New Jersey         Ohio          Delaware       Kentucky
                                        Tax-Free        Tax-Free          Tax-Free        Tax-Free        Tax-Free       Tax-Free
FOR THE PERIOD ENDED MARCH 31, 1999      Income          Income            Income          Income          Income         Income
(UNAUDITED)                             Portfolio       Portfolio         Portfolio       Portfolio       Portfolio      Portfolio
                                       -----------     ------------      -----------     -----------     ----------     ----------
Investment income:
   Interest ..........................  $8,062,193      $29,137,759       $4,632,671      $2,807,341     $3,037,723     $4,984,615
                                       -----------     ------------      -----------     -----------     ----------     ----------
Expenses:
   Investment advisory fee ...........     787,526        2,801,093          450,282         249,691        328,075        523,151
   Administration fee ................     362,234        1,229,550          207,126         122,081        137,193        218,768
   Custodian fee .....................      31,037           77,972           16,884          11,248         11,363         17,588
   Transfer agent fee ................      54,540          193,160           33,442          18,664         20,651         29,153
   Shareholder servicing fees ........      19,978           88,309           28,821           6,178          8,160          1,453
   Shareholder processing fees .......      13,874           59,119           27,450           3,870          4,896            875
   Distribution fees .................      17,716           78,457            4,046           6,505         12,221            377
   Legal and audit ...................      11,344           40,160            7,515           3,822          7,224         11,210
   Printing ..........................      18,897           51,548           10,261           2,934          3,852          6,539
   Registration fees and
     expenses ........................      28,901           56,220            9,469           6,818          8,169         13,168
   Trustees' fees and officer's
     salary ..........................       2,448            8,510            1,570           1,289            995          1,702
   Other .............................       4,732           16,287            3,024           1,604          1,960          3,315
                                       -----------     ------------      -----------     -----------     ----------     ----------
                                         1,353,227        4,700,385          799,890         434,704        544,759        827,299
   Less fees waived ..................    (320,683)        (799,647)        (172,522)        (76,062)      (109,135)      (174,793)
                                       -----------     ------------      -----------     -----------     ----------     ----------
        Total expenses ...............   1,032,544        3,900,738          627,368         358,642        435,624        652,506
                                       -----------     ------------      -----------     -----------     ----------     ----------
Net investment income ................   7,029,649       25,237,021        4,005,303       2,448,699      2,602,099      4,332,109
                                       -----------     ------------      -----------     -----------     ----------     ----------
Realized and unrealized gain
   (loss) on investments:
   Net realized gain (loss)
   from:
     Investment transactions .........     (12,797)       1,128,819          216,890          63,940             --        475,309
     Futures contracts ...............     409,442          937,773           53,739          30,732         53,617         73,510
                                       -----------     ------------      -----------     -----------     ----------     ----------
                                           396,645        2,066,592          270,629          94,672         53,617        548,819
                                       -----------     ------------      -----------     -----------     ----------     ----------
Change in unrealized appreciation
   (depreciation) from:
     Investments .....................  (3,686,680)     (12,544,514)      (2,675,170)     (1,250,959)    (1,008,440)    (2,817,039)
     Futures .........................     (53,823)         (24,778)         (30,605)          6,263         47,151        (54,017)
                                       -----------     ------------      -----------     -----------     ----------     ----------
                                        (3,740,503)     (12,569,292)      (2,705,775)     (1,244,696)      (961,289)    (2,871,056)
                                       -----------     ------------      -----------     -----------     ----------     ----------
Net loss on investments ..............  (3,343,858)     (10,502,700)      (2,435,146)     (1,150,024)      (907,672)    (2,322,237)
                                       -----------     ------------      -----------     -----------     ----------     ----------
Net increase in net assets
   resulting from operations ......... $ 3,685,791     $ 14,734,321      $ 1,570,157     $ 1,298,675     $1,694,427     $2,009,872
                                       ===========     ============      ===========     ===========     ==========     ==========

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        Tax-Free                        Pennsylvania Tax-Free
                                                                    Income Portfolio                      Income Portfolio
                                                              ------------------------------     ----------------------------------
                                                               For the                              For the
                                                              Six Months          For the          Six Months           For the
                                                                Ended           Year Ended           Ended            Year Ended
                                                               3/31/99            9/30/98           3/31/99             9/30/98
                                                              ------------      ------------     --------------      --------------
                                                               (UNAUDITED)                         (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................   $  7,029,649      $  7,337,197     $   25,237,021      $   22,883,610
    Net realized gain on investment and
      futures transactions ................................        396,645         1,371,530          2,066,592           3,711,376
    Net unrealized gain (loss) on investment
      and futures transactions ............................     (3,740,503)        7,321,442        (12,569,292)         25,404,943
                                                              ------------      ------------     --------------      --------------
    Net increase in net assets resulting
      from operations .....................................      3,685,791        16,030,169         14,734,321          51,999,929
                                                              ------------      ------------     --------------      --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................................     (6,675,291)       (4,403,844)       (24,650,309)        (18,470,332)
    Service Class .........................................       (131,909)       (2,561,816)          (446,347)         (2,557,439)
    Investor A Class ......................................       (150,880)         (253,639)          (793,554)         (1,412,477)
    Investor B Class ......................................        (43,264)          (53,271)          (410,898)           (550,801)
    Investor C Class ......................................        (34,407)           (5,054)           (10,530)               (440)
                                                              ------------      ------------     --------------      --------------
    Total distributions from net investment income ........     (7,035,751)       (7,277,624)       (26,311,638)        (22,991,489)
                                                              ------------      ------------     --------------      --------------
  Net realized gains:
    Institutional Class ...................................     (1,513,860)          (42,951)        (2,813,786)                 --
    Service Class .........................................        (29,710)         (264,642)           (53,925)                 --
    Investor A Class ......................................        (41,111)          (24,838)           (94,884)                 --
    Investor B Class ......................................        (12,418)           (4,938)           (51,775)                 --
    Investor C Class ......................................         (8,813)               (1)            (1,119)                 --
                                                              ------------      ------------     --------------      --------------
    Total distributions from net realized gains ...........     (1,605,912)         (337,370)        (3,015,489)                 --
                                                              ------------      ------------     --------------      --------------
    Total distributions to shareholders ...................     (8,641,663)       (7,614,994)       (29,327,127)        (22,991,489)
                                                              ------------      ------------     --------------      --------------
Capital share transactions ................................     40,755,184       217,780,281         35,301,086         997,436,145
                                                              ------------      ------------     --------------      --------------
    Total increase (decrease) in net assets ...............     35,799,312       226,195,456         20,708,280       1,026,444,585
                                                              ------------      ------------     --------------      --------------
Net assets:
    Beginning of period ...................................    300,849,196        74,653,740      1,127,235,565         100,790,980
                                                              ------------      ------------     --------------      --------------
    End of period .........................................   $336,648,508      $300,849,196     $1,147,943,845      $1,127,235,565
                                                              ============      ============     ==============      ==============


                                                                     New Jersey Tax-Free                    Ohio Tax-Free
                                                                       Income Portfolio                    Income Portfolio
                                                               -----------------------------     --------------------------------
                                                                 For the                           For the
                                                                Six Months        For the         Six Months           For the
                                                                  Ended         Year Ended          Ended             Year Ended
                                                                 3/31/99          9/30/98          3/31/99              9/30/98
                                                               ------------     ------------     ------------        ------------
                                                                 (UNAUDITED)                      (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................   $  4,005,303      $  5,479,322     $  2,448,699        $  2,221,550
    Net realized gain on investment and
      futures transactions ................................        270,629         1,458,455           94,672             700,041
    Net unrealized gain (loss) on investment
      and futures transactions ............................     (2,705,775)        4,429,882       (1,244,696)          2,694,414
                                                              ------------      ------------     ------------        ------------
    Net increase in net assets resulting
      from operations .....................................      1,570,157        11,367,659        1,298,675           5,616,005
                                                              ------------      ------------     ------------        ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................................     (3,320,539)       (1,777,115)      (2,363,273)         (1,752,198)
    Service Class .........................................       (732,342)       (3,661,512)         (11,850)           (338,008)
    Investor A Class ......................................        (34,663)          (55,807)         (60,607)           (110,681)
    Investor B Class ......................................        (18,167)          (30,377)         (21,524)            (28,760)
    Investor C Class ......................................           (201)               --           (8,354)             (1,554)
                                                              ------------      ------------     ------------        ------------
    Total distributions from net investment income ........     (4,105,912)       (5,524,811)      (2,465,608)         (2,231,201)
                                                              ------------      ------------     ------------        ------------
  Net realized gains:
    Institutional Class ...................................       (765,260)               --         (405,483)                 --
    Service Class .........................................       (183,068)               --           (2,601)                 --
    Investor A Class ......................................         (7,806)               --          (11,809)                 --
    Investor B Class ......................................         (5,556)               --           (4,713)                 --
    Investor C Class ......................................             --                --           (2,127)                 --
                                                              ------------      ------------     ------------        ------------
    Total distributions from net realized gains ...........       (961,690)               --         (426,733)                 --
                                                              ------------      ------------     ------------        ------------
    Total distributions to shareholders ...................     (5,067,602)       (5,524,811)      (2,892,341)         (2,231,201)
                                                              ------------      ------------     ------------        ------------
Capital share transactions ................................       (209,498)       90,239,477        1,298,213          91,225,062
                                                              ------------      ------------     ------------        ------------
    Total increase (decrease) in net assets ...............     (3,706,943)       96,082,325         (295,453)         94,609,866
                                                              ------------      ------------     ------------        ------------
Net assets:
    Beginning of period ...................................    182,993,794        86,911,469      106,195,014          11,585,148
                                                              ------------      ------------     ------------        ------------
    End of period .........................................   $179,286,851      $182,993,794     $105,899,561        $106,195,014
                                                              ============      ============     ============        ============


                                                                      Delaware Tax-Free                    Kentucky Tax-Free
                                                                      Income Portfolio                     Income Portfolio
                                                               ------------------------------    -----------------------------------
                                                                  For the                           For the
                                                                 Six Months       For the         Six Months            For the
                                                                   Ended      Period 5/11/98 1       Ended          Period 5/11/98 1
                                                                  3/31/99     through 9/30/98       3/31/99         through 9/30/98
                                                               ------------   ---------------    ------------       ---------------
                                                                 (UNAUDITED)                      (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................   $  2,602,099      $  1,927,114     $  4,332,109        $  3,767,002
    Net realized gain on investment and
      futures transactions ................................         53,617         1,532,218          548,819           1,778,278
    Net unrealized gain (loss) on investment
      and futures transactions ............................       (961,289)        2,541,557       (2,871,056)          4,590,015
                                                              ------------      ------------     ------------        ------------
    Net increase in net assets resulting
      from operations .....................................      1,694,427         6,000,889        2,009,872          10,135,295
                                                              ------------      ------------     ------------        ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................................     (2,596,562)       (2,056,266)      (4,302,004)         (3,778,443)
    Service Class .........................................             (2)               (2)            (220)                 (2)
    Investor A Class ......................................        (67,650)          (34,547)         (21,536)             (3,692)
    Investor B Class ......................................        (39,607)          (16,992)          (1,674)                 (1)
    Investor C Class ......................................        (15,596)           (5,877)             (26)                 (1)
                                                              ------------      ------------     ------------        ------------
    Total distributions from net investment income ........     (2,719,417)       (2,113,684)      (4,325,460)         (3,782,139)
                                                              ------------      ------------     ------------        ------------
  Net realized gains:
    Institutional Class ...................................     (1,497,785)               --       (1,852,753)                 --
    Service Class .........................................             (1)               --               (1)                 --
    Investor A Class ......................................        (40,396)               --           (9,588)                 --
    Investor B Class ......................................        (26,907)               --               (1)                 --
    Investor C Class ......................................        (12,008)               --               (1)                 --
                                                              ------------      ------------     ------------        ------------
    Total distributions from net realized gains ...........     (1,577,097)               --       (1,862,344)                 --
                                                              ------------      ------------     ------------        ------------
    Total distributions to shareholders ...................     (4,296,514)       (2,113,684)      (6,187,804)         (3,782,139)
                                                              ------------      ------------     ------------        ------------
Capital share transactions ................................      1,775,727       115,638,626       (5,874,821)        191,114,773
                                                              ------------      ------------     ------------        ------------
    Total increase (decrease) in net assets ...............       (826,360)      119,525,831      (10,052,753)        197,467,929
                                                              ------------      ------------     ------------        ------------
Net assets:
    Beginning of period ...................................    119,525,831                --      197,467,929                  --
                                                              ------------      ------------     ------------        ------------
    End of period .........................................   $118,699,471      $119,525,831     $187,415,176        $197,467,929
                                                              ============      ============     ============        ============

--------------------
1  Commencement of operations.

See accompanying notes to financial statements.

                                     40-41

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                         NET GAIN                         DISTRIBUTIONS      NET
                                     ASSET                       (LOSS) ON        DISTRIBUTIONS       FROM NET       ASSSET
                                     VALUE          NET          INVESTMENTS        FROM NET          REALIZED       VALUE
                                    BEGINNING    INVESTMENT    (BOTH REALIZED      INVESTMENT         CAPITAL        END OF
                                    OF PERIOD      INCOME      AND UNREALIZED)       INCOME            GAINS         PERIOD
---------------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5            $11.73        $0.26           $(0.13)          $(0.26)          $(0.06)         $11.54
9/30/98                               11.34         0.54             0.44            (0.54)           (0.05)          11.73
9/30/97                               10.84         0.56             0.51            (0.57)              --           11.34
9/30/96                               10.61         0.49             0.28            (0.54)              --           10.84
9/30/95                               10.04         0.53             0.59            (0.53)           (0.02)          10.61
9/30/94                               11.31         0.53            (0.93)           (0.53)           (0.34)          10.04
SERVICE CLASS
10/1/98 through 3/31/99 5            $11.73        $0.26           $(0.15)          $(0.24)          $(0.06)         $11.54
9/30/98                               11.34         0.38             0.56            (0.50)           (0.05)          11.73
9/30/97                               10.84         0.53             0.50            (0.53)              --           11.34
9/30/96                               10.61         0.51             0.23            (0.51)              --           10.84
9/30/95                               10.04         0.50             0.59            (0.50)           (0.02)          10.61
9/30/94                               11.31         0.51            (0.93)           (0.51)           (0.34)          10.04
INVESTOR A CLASS
10/1/98 through 3/31/99 5            $11.73        $0.23           $(0.13)          $(0.23)          $(0.06)         $11.54
9/30/98                               11.34         0.47             0.45            (0.48)           (0.05)          11.73
9/30/97                               10.84         0.50             0.51            (0.51)              --           11.34
9/30/96                               10.61         0.45             0.21            (0.43)              --           10.84
9/30/95                               10.04         0.48             0.59            (0.48)           (0.02)          10.61
9/30/94                               11.31         0.48            (0.93)           (0.48)           (0.34)          10.04
INVESTOR B CLASS
10/1/98 through 3/31/99 5            $11.73        $0.19           $(0.13)          $(0.19)          $(0.06)         $11.54
9/30/98                               11.34         0.40             0.44            (0.40)           (0.05)          11.73
9/30/97                               10.84         0.44             0.49            (0.43)              --           11.34
7/18/96 1 through 9/30/96             10.74         0.08             0.10            (0.08)              --           10.84
INVESTOR C CLASS
10/1/98 through 3/31/99 5            $11.73        $0.19           $(0.13)          $(0.19)          $(0.06)         $11.54
9/30/98                               11.34         0.36             0.48            (0.40)           (0.05)          11.73
2/28/97 1 through 9/30/97             11.04         0.28             0.27            (0.25)              --           11.34
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5            $11.15        $0.25           $(0.10)          $(0.26)          $(0.03)         $11.01
9/30/98                               10.77         0.52             0.38            (0.52)              --           11.15
9/30/97                               10.44         0.53             0.33            (0.53)              --           10.77
9/30/96                               10.33         0.52             0.12            (0.53)              --           10.44
9/30/95                                9.82         0.52             0.51            (0.52)              --           10.33
9/30/94                               10.70         0.53            (0.85)           (0.53)           (0.03)           9.82
SERVICE CLASS
10/1/98 through 3/31/99 5            $11.15        $0.23           $(0.10)          $(0.24)          $(0.03)         $11.01
9/30/98                               10.77         0.47             0.39            (0.48)              --           11.15
9/30/97                               10.44         0.50             0.33            (0.50)              --           10.77
9/30/96                               10.33         0.50             0.11            (0.50)              --           10.44
9/30/95                                9.82         0.50             0.51            (0.50)              --           10.33
9/30/94                               10.70         0.51            (0.85)           (0.51)           (0.03)           9.82
INVESTOR A CLASS
10/1/98 through 3/31/99 5            $11.15        $0.18           $(0.06)          $(0.23)          $(0.03)         $11.01
9/30/98                               10.77         0.45             0.40            (0.47)              --           11.15
9/30/97                               10.44         0.48             0.33            (0.48)              --           10.77
9/30/96                               10.33         0.48             0.11            (0.48)              --           10.44
9/30/95                                9.82         0.48             0.51            (0.48)              --           10.33
9/30/94                               10.70         0.52            (0.85)           (0.52)           (0.03)           9.82
INVESTOR B CLASS
10/1/98 through 3/31/99 5            $11.15        $0.21           $(0.10)          $(0.22)          $(0.03)         $11.01
9/30/98                               10.77         0.39             0.41            (0.42)              --           11.15
9/30/97                               10.44         0.40             0.33            (0.40)              --           10.77
9/30/96                               10.33         0.40             0.11            (0.40)              --           10.44
10/3/94 1 through 9/30/95              9.82         0.42             0.51            (0.42)              --           10.33
INVESTOR C CLASS
10/1/98 through 3/31/99 5            $11.15        $0.21           $(0.10)          $(0.22)          $(0.03)         $11.01
8/14/98 1 through 9/30/98             11.00         0.42             0.15            (0.42)              --           11.15


                                                                                                           RATIO OF NET
                                            NET                   RATIO OF EXPENSES                     INVESTMENT INCOME
                                           ASSETS     RATIO OF       TO AVERAGE        RATIO OF NET        TO AVERAGE
                                           END OF    EXPENSES TO     NET ASSETS      INVESTMENT INCOME     NET ASSETS      PORTFOLIO
                            TOTAL          PERIOD    AVERAGE NET     (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                            RETURN         (000)      ASSETS           WAIVERS)           ASSETS             WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5    1.15%     $  315,623      0.60%2           0.80%2             4.52%2              4.32%2           52%
9/30/98                      8.85         285,921      0.60             0.88               4.61                4.33            100
9/30/97                     10.09           9,419      0.55             0.90               5.07                4.72            262
9/30/96                      7.45           8,350      0.55             0.89               5.10                4.78            268
9/30/95                     11.54             271      0.52             1.30               5.19                4.41             92
9/30/94                     (3.77)            132      0.50             1.73               4.97                3.74             40
SERVICE CLASS
10/1/98 through 3/31/99 5    1.00%     $    6,791      0.90%2           1.10%2             4.21%2              4.01%2           52%
9/30/98                      8.52           5,430      0.88             1.16               4.34                4.06            100
9/30/97                      9.77          58,779      0.85             1.20               4.76                4.41            262
9/30/96                      7.14          36,161      0.85             1.18               4.88                4.56            268
9/30/95                     11.24           4,713      0.80             1.57               4.92                4.15             92
9/30/94                     (4.02)          2,109      0.75             1.98               4.75                3.52             40
INVESTOR A CLASS
10/1/98 through 3/31/99 5    0.92%3    $    7,783      1.09%2           1.29%2             4.02%2              3.82%2           52%
9/30/98                      8.34 3         6,440      1.05             1.33               4.17                3.89            100
9/30/97                      9.58 3         5,530      1.02             1.37               4.60                4.25            262
9/30/96                      6.94 3         4,873      1.04             1.37               4.67                4.35            268
9/30/95                     10.99 3         6,591      1.00             1.78               4.74                3.96             92
9/30/94                     (4.19)3         6,972      0.95             2.18               4.53                3.30             40
INVESTOR B CLASS
10/1/98 through 3/31/99 5    0.54%4    $    3,335      1.75%2           1.95%2             3.30%2              3.10%2           52%
9/30/98                      7.53 4         2,034      1.79             2.07               3.39                3.11            100
9/30/97                      8.77 4           926      1.75             2.10               3.65                3.30            262
7/18/96 1 through 9/30/96    1.72 4            10      1.65 2           1.98 2             3.84 2              3.51 2          268
INVESTOR C CLASS
10/1/98 through 3/31/99 5    0.54%4    $    3,117      1.75%2           1.95%2             3.24%2              3.04%2           52%
9/30/98                      7.53 4         1,024      1.70             1.98               3.19                2.91            100
2/28/97 1 through 9/30/97    5.02 4            --      1.70 2           2.05 2             3.95 2              3.60 2          262
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5    1.34%     $1,063,082      0.60%2           0.74%2             4.54%2              4.40%2            8%
9/30/98                      8.51       1,054,070      0.58             0.82               4.66                4.42             43
9/30/97                      8.43           5,108      0.55             0.86               4.97                4.66             97
9/30/96                      6.29           3,609      0.55             0.85               5.01                4.72            119
9/30/95                     10.81           2,092      0.52             0.84               5.23                4.91             66
9/30/94                     (2.96)            639      0.39             0.99               5.27                4.67             30
SERVICE CLASS
10/1/98 through 3/31/99 5    1.19%     $   21,196      0.90%2           1.04%2             4.24%2              4.10%2            8%
9/30/98                      8.19          20,669      0.86             1.10               4.39                4.15             43
9/30/97                      8.10          50,395      0.85             1.16               4.67                4.36             97
9/30/96                      5.97          34,297      0.85             1.15               4.74                4.44            119
9/30/95                     10.51          13,815      0.79             1.11               5.04                4.72             66
9/30/94                     (3.20)         11,518      0.55             1.15               4.97                4.37             30
INVESTOR A CLASS
10/1/98 through 3/31/99 5    1.12%3    $   40,065      1.08%2           1.22%2             4.06%2              3.92%2            8%
9/30/98                      8.04 3        34,712      1.01             1.25               4.25                4.01             43
9/30/97                      7.95 3        32,900      0.97             1.30               4.54                4.23             97
9/30/96                      5.81 3        38,031      1.00             1.30               4.58                4.29            119
9/30/95                     10.30 3        42,775      0.98             1.30               4.88                4.56             66
9/30/94                     (3.06)3        46,563      0.41             1.01               5.06                4.46             30
INVESTOR B CLASS
10/1/98 through 3/31/99 5    1.01%4    $   22,825      1.75%2           1.89%2             3.34%2              3.20%2            8%
9/30/98                      7.56 4        17,601      1.78             2.02               3.46                3.22             43
9/30/97                      7.12 4        12,388      1.76             2.07               3.73                3.42             97
9/30/96                      5.04 4         7,974      1.74             2.03               3.81                3.51            119
10/3/94 1 through 9/30/95    9.69 4         4,008      1.57 2           1.89 2             4.07 2              3.75 2           66
INVESTOR C CLASS
10/1/98 through 3/31/99 5    1.01%4    $      776      1.75%2           1.89%2             3.25%2              3.11%2            8%
8/14/98 1 through 9/30/98    7.56 4           184      1.58 2           1.82 2             2.98 2              2.74 2           43

See accompanying notes to financial statements.

                                      42-43

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                         NET GAIN                         DISTRIBUTIONS      NET
                                     ASSET                       (LOSS) ON        DISTRIBUTIONS       FROM NET       ASSSET
                                     VALUE          NET          INVESTMENTS        FROM NET          REALIZED       VALUE
                                    BEGINNING    INVESTMENT    (BOTH REALIZED      INVESTMENT         CAPITAL        END OF
                                    OF PERIOD      INCOME      AND UNREALIZED)       INCOME            GAINS         PERIOD
---------------------------------------------------------------------------------------------------------------------------
-------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5            $12.07        $0.27           $(0.16)          $(0.28)          $(0.06)         $11.84
5/4/98 1 through 9/30/98              11.71         0.23             0.36            (0.23)              --           12.07
SERVICE CLASS
10/1/98 through 3/31/99 5            $12.07        $0.25           $(0.16)          $(0.26)          $(0.06)         $11.84
9/30/98                               11.65         0.52             0.42            (0.52)              --           12.07
9/30/97                               11.27         0.52             0.37            (0.51)              --           11.65
2/1/96 through 9/30/96                11.61         0.73            (0.32)           (0.75)              --           11.27
3/1/95 through 1/31/96                10.94         0.46             0.65            (0.44)              --           11.61
2/28/95                               11.31         0.51            (0.36)           (0.51)           (0.01)          10.94
2/28/94                               11.30         0.54             0.04            (0.54)           (0.03)          11.31
INVESTOR A CLASS
10/1/98 through 3/31/99 5            $12.07        $0.24           $(0.16)          $(0.25)          $(0.06)         $11.84
9/30/98                               11.65         0.50             0.42            (0.50)              --           12.07
9/30/97                               11.27         0.51             0.37            (0.50)              --           11.65
2/1/96 through 9/30/96                11.61         0.34            (0.34)           (0.34)              --           11.27
1/26/96 1 through 1/31/96             11.54           --             0.07               --               --           11.61
INVESTOR B CLASS
10/1/98 through 3/31/99 5            $12.07        $0.19           $(0.16)          $(0.20)          $(0.06)         $11.84
9/30/98                               11.65         0.41             0.42            (0.41)              --           12.07
9/30/97                               11.27         0.41             0.38            (0.41)              --           11.65
7/2/96 1 through 9/30/96              11.15         0.09             0.12            (0.09)              --           11.27
INVESTOR C CLASS
12/9/98 1 through 3/31/99 5          $11.98        $0.12           $(0.14)          $(0.12)              --          $11.84
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5            $10.88        $0.25           $(0.12)          $(0.25)          $(0.04)         $10.72
9/30/98                               10.50         0.48             0.37            (0.47)              --           10.88
9/30/97                               10.15         0.51             0.34            (0.50)              --           10.50
9/30/96                               10.05         0.50             0.10            (0.50)              --           10.15
9/30/95                                9.60         0.55             0.45            (0.55)              --           10.05
9/30/94                               10.53         0.53            (0.91)           (0.53)           (0.02)           9.60
SERVICE CLASS
10/1/98 through 3/31/99 5            $10.88        $0.25           $(0.13)          $(0.24)          $(0.04)         $10.72
9/30/98                               10.50         0.48             0.37            (0.47)              --           10.88
9/30/97                               10.15         0.47             0.35            (0.47)              --           10.50
9/30/96                               10.05         0.48             0.10            (0.48)              --           10.15
9/30/95                                9.60         0.52             0.45            (0.52)              --           10.05
9/30/94                               10.53         0.49            (0.91)           (0.49)           (0.02)           9.60
INVESTOR A CLASS
10/1/98 through 3/31/99 5            $10.88        $0.23           $(0.12)          $(0.23)          $(0.04)         $10.72
9/30/98                               10.50         0.45             0.38            (0.45)              --           10.88
9/30/97                               10.15         0.45             0.35            (0.45)              --           10.50
9/30/96                               10.05         0.46             0.10            (0.46)              --           10.15
9/30/95                                9.60         0.52             0.45            (0.52)              --           10.05
9/30/94                               10.53         0.53            (0.91)           (0.53)           (0.02)           9.60
INVESTOR B CLASS
10/1/98 through 3/31/99 5            $10.88        $0.19           $(0.12)          $(0.19)          $(0.04)         $10.72
9/30/98                               10.50         0.37             0.38            (0.37)              --           10.88
9/30/97                               10.15         0.37             0.35            (0.37)              --           10.50
9/30/96                               10.05         0.38             0.10            (0.38)              --           10.15
10/13/94 1 through 9/30/95             9.58         0.42             0.47            (0.42)              --           10.05
INVESTOR C CLASS
10/1/98 through 3/31/99 5            $10.88        $0.19           $(0.12)          $(0.19)          $(0.04)         $10.72
8/26/98 1 through 09/30/98            10.74         0.03             0.14            (0.03)              --           10.88


                                                                                                           RATIO OF NET
                                            NET                   RATIO OF EXPENSES                     INVESTMENT INCOME
                                           ASSETS     RATIO OF       TO AVERAGE        RATIO OF NET        TO AVERAGE
                                           END OF    EXPENSES TO     NET ASSETS      INVESTMENT INCOME     NET ASSETS      PORTFOLIO
                            TOTAL          PERIOD    AVERAGE NET     (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                            RETURN         (000)      ASSETS           WAIVERS)           ASSETS             WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5    0.92%    $  143,827       0.60%2           0.80%2             4.55%2              4.35%2           14%
5/4/98 1 through 9/30/98     8.38        145,708       0.60 2           0.90 2             4.67 2              4.37 2           24
SERVICE CLASS
10/1/98 through 3/31/99 5    0.77%    $   32,471       0.90%2           1.10%2             4.25%2              4.05%2           14%
9/30/98                      8.28         34,803       0.88             1.18               4.37                4.07             24
9/30/97                      8.11         84,596       0.85             1.17               4.59                4.27             77
2/1/96 through 9/30/96       0.15         88,077       0.85 2           1.17 2             4.44 2              4.13 2          109
3/1/95 through 1/31/96      10.35         97,976       0.88 2           0.90 2             4.43 2              4.41 2           26
2/28/95                      1.49         96,857       0.79             0.87               4.71                4.63             28
2/28/94                      5.18        111,354       0.38             0.86               4.75                4.27             12
INVESTOR A CLASS
10/1/98 through 3/31/99 5    0.68%3   $    1,868       1.10%2           1.30%2             4.02%2              3.82%2           14%
9/30/98                      8.10 3        1,432       1.06             1.36               4.26                3.96             24
9/30/97                      7.94 3        1,548       1.02             1.34               4.41                4.09             77
2/1/96 through 9/30/96      (0.01)3          894       1.01 2           1.33 2             4.29 2              3.98 2          109
1/26/96 1 through 1/31/96    0.63 3           14       1.02 2           1.36 2             2.79 2              2.45 2           26
INVESTOR B CLASS
10/1/98 through 3/31/99 5    0.31%4   $    1,101       1.75%2           1.95%2             3.39%2              3.19%2           14%
9/30/98                      7.30 4        1,051       1.80             2.10               3.43                3.13             24
9/30/97                      7.14 4          767       1.74             2.06               3.60                3.28 2           77
7/2/96 1 through 9/30/96     2.04 4           30       1.74 2           2.06 2             3.48 2              3.16 2          109
INVESTOR C CLASS
12/9/98 1 through 3/31/99 5 (0.17)%4  $       20       1.75%2           1.95%2             3.24%2              3.04%2           14%
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5    1.26%    $  100,678       0.60%2           0.74%2             4.69%2              4.55%2            2%
9/30/98                      8.56        101,066       0.60             0.93               4.64                4.31             77
9/30/97                      8.53            928       0.55             1.06               4.80                4.29             87
9/30/96                      6.12            409       0.51             1.10               4.96                4.37            136
9/30/95                     10.75            200       0.12             1.19               5.61                4.54             63
9/30/94                     (3.75)           127       0.10             1.49               5.16                3.77             61
SERVICE CLASS
10/1/98 through 3/31/99 5    1.11%    $      308       0.90%2           1.04%2             4.38%2              4.24%2            2%
9/30/98                      8.23            712       0.88             1.21               4.37                4.04             77
9/30/97                      8.21          7,421       0.85             1.36               4.51                4.00             87
9/30/96                      5.80          6,377       0.79             1.38               4.69                4.10            136
9/30/95                     10.45          5,150       0.39             1.46               5.39                4.31             63
9/30/94                     (4.00)         4,428       0.35             1.74               5.06                3.67             61
INVESTOR A CLASS
10/1/98 through 3/31/99 5    1.03%3   $    2,994       1.10%2           1.24%2             4.19%2              4.05%2            2%
9/30/98                      8.05 3        2,774       1.06             1.39               4.22                3.89             77
9/30/97                      8.03 3        2,614       1.02             1.53               4.35                3.84             87
9/30/96                      5.66 3        2,833       0.91             1.50               4.57                3.98            136
9/30/95                     10.46 3        3,303       0.38             1.45               5.42                4.35             63
9/30/94                     (3.75)3        3,825       0.10             1.49               5.18                3.79             61
INVESTOR B CLASS
10/1/98 through 3/31/99 5    0.65%4   $    1,446       1.75%2           1.89%2             3.51%2              3.37%2            2%
9/30/98                      7.25 4        1,116       1.79             2.12               3.41                3.08             77
9/30/97                      7.23 4          622       1.75             2.26               3.52                3.01             87
9/30/96                      4.87 4          161       1.66             2.26               3.80                3.21            136
10/13/94 1 through 9/30/95   9.33 4          106       1.17 2           2.25 2             4.48 2              3.41 2           63
INVESTOR C CLASS
10/1/98 through 3/31/99 5    0.65%4   $      474       1.75%2           1.89%2             3.48%2              3.34%2            2%
8/26/98 1 through 09/30/98   1.60 4          527       1.71 2           2.04 2             2.82 2              2.49 2           77

See accompanying notes to financial statements.

                                      44-45

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                         NET GAIN                         DISTRIBUTIONS      NET
                                     ASSET                       (LOSS) ON        DISTRIBUTIONS       FROM NET       ASSSET
                                     VALUE          NET          INVESTMENTS        FROM NET          REALIZED       VALUE
                                    BEGINNING    INVESTMENT    (BOTH REALIZED      INVESTMENT         CAPITAL        END OF
                                    OF PERIOD      INCOME      AND UNREALIZED)       INCOME            GAINS         PERIOD
---------------------------------------------------------------------------------------------------------------------------
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5            $10.33        $0.22           $(0.07)          $(0.23)          $(0.14)         $10.11
5/11/98 1 through 9/30/98             10.00         0.17             0.34            (0.18)              --           10.33
SERVICE CLASS
10/1/98 through 3/31/99 5            $10.33        $0.23           $(0.09)          $(0.22)          $(0.14)         $10.11
5/11/98 1 through 9/30/98             10.00         0.16             0.34            (0.17)              --           10.33
INVESTOR A CLASS
10/1/98 through 3/31/99 5            $10.33        $0.21           $(0.08)          $(0.21)          $(0.14)         $10.11
5/11/98 1 through 9/30/98             10.00         0.15             0.34            (0.16)              --           10.33
INVESTOR B CLASS
10/1/98 through 3/31/99 5            $10.33        $0.17           $(0.08)          $(0.17)          $(0.14)         $10.11
5/11/98 1 through 9/30/98             10.00         0.12             0.34            (0.13)              --           10.33
INVESTOR C CLASS
10/1/98 through 3/31/99 5            $10.33        $0.17           $(0.08)          $(0.17)          $(0.14)         $10.11
5/11/98 1 through 9/30/98             10.00         0.12             0.34            (0.13)              --           10.33
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5            $10.31        $0.23           $(0.12)          $(0.23)          $(0.10)         $10.09
5/11/98 1 through 9/30/98             10.00         0.18             0.31            (0.18)              --           10.31
SERVICE CLASS
10/1/98 through 3/31/99 5            $10.31        $0.22           $(0.12)          $(0.22)          $(0.10)         $10.09
5/11/98 1 through 9/30/98             10.00         0.19             0.29            (0.17)              --           10.31
INVESTOR A CLASS
10/1/98 through 3/31/99 5            $10.31        $0.21           $(0.12)          $(0.21)          $(0.10)         $10.09
5/11/98 1 through 9/30/98             10.00         0.16             0.31            (0.16)              --           10.31
INVESTOR B CLASS
10/1/98 through 3/31/99 5            $10.31        $0.15           $(0.10)          $(0.17)          $(0.10)         $10.09
5/11/98 1 through 9/30/98             10.00         0.15             0.29            (0.13)              --           10.31
INVESTOR C CLASS
10/1/98 through 3/31/99 5            $10.31        $0.15           $(0.10)          $(0.17)          $(0.10)         $10.09
5/11/98 1 through 9/30/98             10.00         0.15             0.29            (0.13)              --           10.31


                                                                                                           RATIO OF NET
                                            NET                   RATIO OF EXPENSES                     INVESTMENT INCOME
                                           ASSETS     RATIO OF       TO AVERAGE        RATIO OF NET        TO AVERAGE
                                           END OF    EXPENSES TO     NET ASSETS      INVESTMENT INCOME     NET ASSETS      PORTFOLIO
                            TOTAL          PERIOD    AVERAGE NET     (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                            RETURN         (000)      ASSETS           WAIVERS)           ASSETS             WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5    1.49%   $   110,218       0.68%2           0.87%2             4.42%2              4.23%2            0%
5/11/98 1 through 9/30/98    5.16        114,524       0.70 2           0.88 2             4.18 2              4.00 2           54
SERVICE CLASS
10/1/98 through 3/31/99 5    1.34%   $        --       1.00%2           1.19%2             4.77%2              4.58%2            0%
5/11/98 1 through 9/30/98    5.04             --       0.67 2           0.85 2             5.00 2              4.82 2           54
INVESTOR A CLASS
10/1/98 through 3/31/99 5    1.25%3  $     4,484       1.15%2           1.34%2             3.95%2              3.76%2            0%
5/11/98 1 through 9/30/98    4.97 3        2,546       1.15 2           1.33 2             3.68 2              3.50 2           54
INVESTOR B CLASS
10/1/98 through 3/31/99 5    0.87%4  $     2,889       1.85%2           2.04%2             3.18%2              2.99%2            0%
5/11/98 1 through 9/30/98    4.67 4        1,740       1.83 2           2.01 2             2.89 2              2.71 2           54
INVESTOR C CLASS
10/1/98 through 3/31/99 5    0.87%4  $     1,108       1.85%2           2.04%2             3.20%2              3.01%2            0%
5/11/98 1 through 9/30/98    4.67 4          716       1.89 2           2.07 2             2.81 2              2.63 2           54
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 5    1.09%   $   185,662       0.68%2           0.87%2             4.56%2              4.37%2            8%
5/11/98 1 through 9/30/98    4.95        196,493       0.70 2           0.95 2             4.54 2              4.29 2            7
SERVICE CLASS
10/1/98 through 3/31/99 5    0.94%   $        --       1.00%2           1.19%2             4.22%2              4.03%2            8%
5/11/98 1 through 9/30/98    4.82             --       0.67 2           0.92 2             5.00 2              4.75 2            7
INVESTOR A CLASS
10/1/98 through 3/31/99 5    0.85%3  $     1,455       1.14%2           1.33%2             4.08%2              3.89%2            8%
5/11/98 1 through 9/30/98    4.76 3          975       1.17 2           1.42 2             4.07 2              3.82 2            7
INVESTOR B CLASS
10/1/98 through 3/31/99 5    0.48%4  $       258       1.78%2           1.97%2             3.28%2              3.09%2            8%
5/11/98 1 through 9/30/98    4.45 4           --       0.67 2           0.92 2             0.64 2              0.39 2            7
INVESTOR C CLASS
10/1/98 through 3/31/99 5    0.48%4  $        40       1.57%2           1.76%2             1.49%2              1.30%2            8%
5/11/98 1 through 9/30/98    4.45 4           --       0.67 2           0.92 2             5.00 2              4.75 2            7

1  Commencement of operations of share class.
2  Annualized.
3  Sales load not reflected in total return.
4  Contingent deferred sales load not reflected in total return.
5  Unaudited.

See accompanying notes to financial statements.

                                      46-47

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds(SM) ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund currently has 36 publicly offered portfolios, 6 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio                                                           Share Classes
-----------------------------------------------------------------------------------------------------------------------------------
                           Institutional           Service              Investor A            Investor B            Investor C
-----------------------------------------------------------------------------------------------------------------------------------
                       Contractual  Actual   Contractual   Actual   Contractual  Actual   Contractual  Actual   Contractual  Actual
                          Fees      Fees(4)    Fees(1)     Fees(4)    Fees(2)    Fees(4)    Fees(3)    Fees(4)    Fees(3)    Fees(4)
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Income            None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free
  Income                   None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------------
New Jersey Tax-Free
  Income                   None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Income       None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free
Income                     None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------------
Kentucky Tax-Free
Income                     None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------------

(1)-- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2)-- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3)-- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4)-- the actual fees are as of March 31, 1999.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

     Purchases of Class B shares and Class C shares are subject to contingent deferred sales charges ("CDSCs") if shares are redeemed, declining over 6 years from a high of 4.5% for Class B shares and 1% if shares are redeemed within 12 months of their purchase for Class C shares. CDSCs collected by the Portfolio totaled $24,850 for Class B shares and $223 for Class C shares for the six months ended March 31, 1999.

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds and tax-exempt bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of March 31, 1999, there were no securities valued in accordance with such procedures.

                                 BLACKROCK FUNDS

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     FUTURES TRANSACTIONS -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Fund invests in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Portfolios at March 31, 1999.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

                                 BLACKROCK FUNDS

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                Tax-Free Income,
                             Pennsylvania Tax-Free
                          Income, New Jersey Tax-Free     Delaware Tax-Free
                           Income and  Ohio Tax-Free     Income and Kentucky
                               Income Portfolios      Tax-Free Income Portfolios
                          --------------------------  --------------------------
                                  Investment                  Investment
  Average Daily Net Assets       Advisory Fee                Advisory Fee
  ------------------------ --------------------------  -------------------------
  first $1 billion                 .500%                         .550%
  $1 billion -- $2 billion         .450                          .500
  $2 billion -- $3 billion         .425                          .475
  greater than $3 billion          .400                          .450

     For the period ended March 31, 1999, advisory fees and waivers for each Portfolio were as follows:

                                   Gross                            Net Advisory
                                Advisory Fee          Waiver            Fee
                               --------------     ---------------   ------------
  Tax-Free Income Portfolio ..  $  787,526          $ 226,180        $  561,346
  Pennsylvania Tax-Free
    Income Portfolio .........   2,801,093            598,958         2,202,135
  New Jersey Tax-Free
    Income Portfolio .........     450,282            127,494           322,788
  Ohio Tax-Free Income
    Portfolio ................     249,691             44,846           204,845
  Delaware Tax-Free
    Income Portfolio .........     328,075             73,345           254,730
  Kentucky Tax-Free
    Income Portfolio .........     523,151            117,722           405,429

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC") an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .23% of the first $500 million, .21% of the next $500 million and .19% of assets in excess of $1 billion.

     For the period ended March 31, 1999, administration fees and waivers for each Portfolio were as follows:

                                   Gross                             Net
                             Administration Fee    Waiver     Administration Fee
                             ------------------  ----------   ------------------
  Tax-Free Income Portfolio .  $  362,234        $  94,503      $  267,731
  Pennsylvania Tax-Free
    Income Portfolio ........   1,229,550          200,689       1,028,861
  New Jersey Tax-Free
    Income Portfolio ........     207,126           45,028         162,098
  Ohio Tax-Free Income
    Portfolio ...............     122,081           31,216          90,865
  Delaware Tax-Free
    Income Portfolio ........     137,193           35,790         101,403
  Kentucky Tax-Free
    Income Portfolio ........     218,768           57,071         161,697

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC, BlackRock and BDI may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits (which apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share calsses of a Portfolio) as a percentage of average daily net assets are:

  Tax-Free Income Portfolio ..................    .485%
  Pennsylvania Tax-Free Income Portfolio .....    .470%
  New Jersey Tax-Free Income Portfolio .......    .475%
  Ohio Tax-Free Income Portfolio .............    .515%
  Delaware Tax-Free Income Portfolio .........    .585%
  Kentucky Tax-Free Income Portfolio .........    .585%

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in

                                 BLACKROCK FUNDS

assets, (2) BlackRock  continues to be  the Portfolio's  investment  adviser and
(3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At March 31, 1999, the amount of advisory fee waived and reimbursement of expenses by BlackRock subject to possible reimbursement under the expense limitation agreement were as follows:

  Tax-Free Income Portfolio .........................     $80,744
  Pennsylvania Tax-Free Income Portfolio ............      72,754
  New Jersey Tax-Free Income Portfolio ..............      33,222
  Ohio Tax-Free Income Portfolio ....................      36,291
  Delaware Tax-Free Income Portfolio ................      39,111
  Kentucky Tax-Free Income Portfolio ................      62,456

     In addition, PFPCTrust Co. (formerly PNC Bank, National Association) serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various Service Organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C) PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 1999, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                 Purchases            Sales
                                               -------------      -------------
  Tax-Free Income Portfolio .................. $ 198,649,879      $ 166,257,651
  Pennsylvania Tax-Free Income Portfolio .....   193,067,330         93,579,783
  New Jersey Tax-Free Income Portfolio .......    27,328,512         25,718,904
  Ohio Tax-Free Income Portfolio .............     8,286,459          1,995,497
  Delaware Tax-Free Income Portfolio .........     5,226,400                 --
  Kentucky Tax-Free Income Portfolio .........    15,997,759         18,958,552

                                 BLACKROCK FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                                  Tax-Free Income Portfolio
                                                        ----------------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/99 (Unaudited)                          9/30/98
                                                        ------------------------------------      ----------------------------------
                                                           Shares                 Value              Shares                Value
                                                        ------------         ---------------      ------------         -------------
     Shares sold:
          Institutional Class ........................    4,355,021           $ 50,568,982          6,919,177          $ 80,423,674
          Service Class ..............................      238,143              2,767,475          1,975,361            22,644,691
          Investor A Class ...........................      254,136              2,950,757            210,734             2,415,265
          Investor B Class ...........................      135,260              1,572,092            113,149             1,299,966
          Investor C Class ...........................      192,875              2,243,654             87,176             1,010,999
     Shares issued in conversion:
          Institutional Class ........................           --                     --         18,151,463           207,289,708
     Shares issued in reinvestment of dividends:
          Institutional Class ........................      119,047              1,375,190              4,724                53,637
          Service Class ..............................        7,838                 91,087             24,014               273,213
          Investor A Class ...........................        9,886                114,936             18,627               213,361
          Investor B Class ...........................        3,219                 37,407              3,724                42,714
          Investor C Class ...........................          231                  2,686                110                 1,270
     Shares redeemed:
          Institutional Class ........................   (1,510,563)           (17,566,148)        (1,530,999)          (17,675,320)
          Service Class ..............................     (120,701)            (1,401,684)        (6,720,377)          (77,990,670)
          Investor A Class ...........................     (138,936)            (1,613,893)          (168,026)           (1,932,633)
          Investor B Class ...........................      (22,973)              (266,325)           (25,128)             (289,594)
          Investor C Class ...........................      (10,400)              (121,032)                --                    --
                                                         ----------           ------------         ----------          ------------
     Net increase ....................................    3,512,083           $ 40,755,184         19,063,729          $217,780,281
                                                         ==========           ============         ==========          ============

                                                                           Pennsylvania Tax-Free Income Portfolio
                                                        ----------------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/99 (Unaudited)                          9/30/98
                                                        ------------------------------------      ----------------------------------
                                                           Shares                 Value              Shares                Value
                                                        ------------         ---------------      ------------         -------------
Shares sold:
     Institutional Class .............................     7,114,657          $ 78,773,488          9,572,099          $105,653,542
     Service Class ...................................       719,964             7,975,393          2,812,012            30,669,634
     Investor A Class ................................     1,353,564            14,980,200            895,649             9,825,497
     Investor B Class ................................       566,008             6,271,675            578,240             6,336,016
     Investor C Class ................................        53,953               597,913             16,522               182,840
Shares issued in conversion:
     Institutional Class .............................            --                    --         88,644,492           963,565,622
Shares issued in reinvestment of dividends:
     Institutional Class .............................       235,630             2,599,010                777                 8,537
     Service Class ...................................        36,619               405,913             40,268               441,197
     Investor A Class ................................        52,576               582,667            108,476             1,184,635
     Investor B Class ................................        27,214               301,548             29,789               325,778
     Investor C Class ................................            --                    --                  1                    10
Shares redeemed:
     Institutional Class .............................    (5,311,145)          (58,760,898)        (4,161,868)          (45,745,931)
     Service Class ...................................      (684,834)           (7,580,346)        (5,676,998)          (62,689,684)
     Investor A Class ................................      (879,604)           (9,755,912)          (945,403)          (10,360,756)
     Investor B Class ................................       (98,479)           (1,089,548)          (179,478)           (1,960,782)
     Investor C Class ................................            (2)                  (17)                (1)                  (10)
                                                          ----------          ------------         ----------          ------------
Net increase .........................................     3,186,121          $ 35,301,086         91,734,577          $997,436,145
                                                          ==========          ============         ==========          ============

                                BLACKROCK FUNDS

                                                                             NEW JERSEY TAX-FREE INCOME PORTFOLIO
                                                        ----------------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/99 (Unaudited)                          9/30/98
                                                        ------------------------------------      ----------------------------------
                                                           Shares                 Value              Shares                Value
                                                        ------------         ---------------      ------------         ------------
Shares sold:
     Institutional Class .............................     853,416             $10,199,397         4,688,925           $ 56,230,912
     Service Class ...................................     130,833               1,561,675         1,095,326             12,919,769
     Investor A Class ................................      76,337                 910,762            46,487                552,690
     Investor B Class ................................      14,504                 172,878            23,690                280,849
     Investor C Class ................................       1,670                  20,007                --                     --
Shares issued in conversion:
     Institutional Class .............................          --                      --         7,941,083             93,069,494
Shares issued in reinvestment of dividends:
     Institutional Class .............................      53,037                 631,138                --                     --
     Service Class ...................................      62,531                 748,229           102,249              1,205,295
     Investor A Class ................................       1,731                  20,708             3,225                 37,984
     Investor B Class ................................       1,872                  22,398             2,459                 28,992
     Investor C Class ................................          --                      --                --                     --
Shares redeemed:
     Institutional Class .............................    (828,676)             (9,927,453)         (561,067)            (6,654,369)
     Service Class ...................................    (333,608)             (3,980,869)       (5,573,838)           (66,623,417)
     Investor A Class ................................     (38,921)               (463,980)          (63,928)              (749,845)
     Investor B Class ................................     (10,480)               (124,388)           (4,914)               (58,877)
     Investor C Class ................................          --                      --                --                     --
                                                          --------             -----------        ----------           ------------
Net increase (decrease) ..............................     (15,754)            $  (209,498)        7,699,697           $ 90,239,477
                                                          ========             ===========        ==========           ============


                                                                               Ohio Tax-Free Income Portfolio
                                                        ----------------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/99 (Unaudited)                          9/30/98
                                                        ------------------------------------      ----------------------------------
                                                           Shares                 Value              Shares                Value
                                                        ------------         ---------------      ------------         ------------
Shares sold:
     Institutional Class .............................       497,079          $ 5,365,561              769,961         $ 8,300,574
     Service Class ...................................           650                7,042              202,902           2,150,390
     Investor A Class ................................        56,554              609,485              117,734           1,256,315
     Investor B Class ................................        32,349              350,934               43,310             462,005
     Investor C Class ................................        18,501              200,000               48,417             520,000
Shares issued in conversion:
     Institutional Class .............................            --                   --            8,832,820          93,097,927
Shares issued in reinvestment of dividends:
     Institutional Class .............................        36,794              395,170                   --                  --
     Service Class ...................................            81                  868                   --                  --
     Investor A Class ................................         4,963               53,605                8,404              89,206
     Investor B Class ................................         1,813               19,574                1,842              19,597
     Investor C Class ................................           320                3,450                    2                  24
Shares redeemed:
     Institutional Class .............................      (429,005)          (4,632,612)            (400,563)         (4,278,793)
     Service Class ...................................       (37,492)            (404,456)            (843,984)         (9,094,525)
     Investor A Class ................................       (37,128)            (401,272)            (120,005)         (1,278,452)
     Investor B Class ................................        (1,773)             (19,108)              (1,803)            (19,206)
     Investor C Class ................................       (22,993)            (250,028)                  --                  --
                                                            --------          -----------            ---------         -----------
Net increase .........................................       120,713          $ 1,298,213            8,659,037         $91,225,062
                                                            ========          ===========            =========         ===========

                                BLACKROCK FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

                                                                              Delaware Tax-Free Income Portfolio
                                                        ----------------------------------------------------------------------------
                                                              For the Six Months Ended                      For the Period
                                                                 3/31/99 (Unaudited)                   5/11/98 1 through 9/30/98
                                                        ------------------------------------      ----------------------------------
                                                           Shares                 Value              Shares                Value
                                                        ------------         ---------------      ------------         -------------
Shares sold:
     Institutional Class .............................    584,139              $ 5,936,187            521,512           $ 5,306,999
     Service Class ...................................         --                       --                 10                   100
     Investor A Class ................................    231,887                2,356,582            368,575             3,720,920
     Investor B Class ................................    114,374                1,167,935            173,512             1,749,948
     Investor C Class ................................     40,249                  413,133             69,280               700,205
Shares issued in conversion:
     Institutional Class .............................         --                       --         11,804,724           118,047,237
Shares issued in reinvestment of dividends:
     Institutional Class .............................    144,431                1,460,198                 --                     1
     Service Class ...................................         --                        3                 --                     1
     Investor A Class ................................      4,516                   45,853                478                 4,857
     Investor B Class ................................      3,499                   35,547                809                 8,208
     Investor C Class ................................         98                      994                 --                     1
Shares redeemed:
     Institutional Class .............................   (907,958)              (9,236,869)        (1,244,022)          (12,590,407)
     Service Class ...................................         --                       --                 --                    --
     Investor A Class ................................    (39,264)                (399,064)          (122,682)           (1,249,255)
     Investor B Class ................................       (455)                  (4,600)            (5,952)              (60,179)
     Investor C Class ................................        (17)                    (172)                (1)                  (10)
                                                         --------              -----------         ----------          -------------
Net increase .........................................    175,499              $ 1,775,727         11,566,243          $115,638,626
                                                         ========              ===========         ==========          ============


                                                                             Kentucky Tax-Free Income Portfolio
                                                                           ---------------------------------------------------------
                                                              For the Six Months Ended                      For the Period
                                                                 3/31/99 (Unaudited)                   5/11/98 1 through 9/30/98
                                                        ------------------------------------      ----------------------------------
                                                           Shares                 Value              Shares                Value
                                                        ------------         ---------------      ------------         -------------
Shares sold:
     Institutional Class .............................   1,337,018            $ 13,587,885            679,481           $ 6,873,676
     Service Class ...................................      11,767                 119,792                 10                   100
     Investor A Class ................................      51,828                 523,261             94,545               964,702
     Investor B Class ................................      25,481                 258,747                 10                   100
     Investor C Class ................................       3,964                  40,000                 10                   100
Shares issued in conversion:
     Institutional Class .............................          --                      --         21,994,285           219,942,850
Shares issued in reinvestment of dividends:
     Institutional Class .............................     176,551               1,786,694                 --                     1
     Service Class ...................................          --                       3                 --                     1
     Investor A Class ................................         246                   2,502                 32                   321
     Investor B Class ................................         103                   1,051                 --                     1
     Investor C Class ................................          --                       3                 --                     1
Shares redeemed:
     Institutional Class .............................  (2,168,071)            (22,051,589)        (3,613,300)          (36,667,080)
     Service Class ...................................     (11,767)               (119,086)                --                    --
     Investor A Class ................................      (2,389)                (24,084)                --                    --
     Investor B Class ................................          --                      --                 --                    --
     Investor C Class ................................          --                      --                 --                    --
                                                        ----------            ------------        ------------         ------------
Net increase (decrease) ..............................    (575,269)           $ (5,874,821)        19,155,073          $191,114,773
                                                        ==========            ============        ============         ============

-------------------
1 Commencement of operations.

                                BLACKROCK FUNDS
(E) AT MARCH 31, 1999, NET ASSETS CONSISTED OF:

                                                   Pennsylvania       New Jersey         Ohio          Delaware        Kentucky
                                    Tax-Free         Tax-Free          Tax-Free        Tax-Free        Tax-Free        Tax-Free
                                     Income           Income            Income          Income          Income          Income
                                    Portfolio       Portfolio         Portfolio        Portfolio       Portfolio       Portfolio
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
     Capital paid-in ............  $323,097,424   $1,097,726,279     $169,863,947      $99,686,872     $113,633,182     $177,888,001
     Undistributed net
       investment income ........        31,335               --               --               --               --            6,649
     Distributions in excess
       of net investment
       income ...................            --       (1,074,617)         (71,409)         (16,909)        (117,318)              --
     Accumulated net
       realized gain (loss)
       on investment
       transactions and
       futures contracts ........       (96,446)       1,141,240           49,950           36,697         (177,831)         449,614
     Net unrealized
       appreciation on
       investment
       transactions and
       futures contracts ........    13,616,195       50,150,943        9,444,363        6,192,901        5,361,438        9,070,912
                                   ------------   --------------     ------------     ------------     ------------     ------------
                                   $336,648,508   $1,147,943,845     $179,286,851     $105,899,561     $118,699,471     $187,415,176
                                   ============   ==============     ============     ============     ============     ============

(F)    CONVERSION OF COMMON TRUST FUNDS

     On January 13, 1998, January 22, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional shares of the corresponding portfolio(s) of the Fund and the distribution of such Institutional shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds.

     The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date.

FUNDS CONVERTED ON MAY 11, 1998:

PNC                                    BlackRock               Shares         Net Assets      Net Assets Value      Unrealized
Common Trust Fund                        Fund                  Issued          Converted      Per Share Issued     Appreciation
-------------------------         ----------------------     ----------      ------------     ----------------     ------------
PNC Tax-Free Income               Tax-Free Income            18,151,463      $207,289,708          $11.42          $  7,404,139
PNC Pennsylvania Tax-Free         Pennsylvania Tax-Free
   Income                           Income                   62,664,588       681,164,104           10.87            19,651,255
PNC Long-Term Pennsylvania        Pennsylvania Tax-Free
   Tax-Free Income                  Income                   25,979,904       282,401,518           10.87            13,777,176
PNC New Jersey Tax-Free           New Jersey Tax-Free
   Income                           Income                    7,941,083        93,069,494           11.72             3,307,561
PNC Ohio Tax-Free Income          Ohio Tax-Free Income        8,832,820        93,097,927           10.54             4,176,201
PNC Delaware Tax-Free             Delaware Tax-Free
   Income                           Income                   11,804,724       118,047,237           10.00             3,781,171
PNC Kentucky Tax-Free             Kentucky Tax-Free
   Income                           Income                   21,994,285       219,942,850           10.00             7,351,951

                                BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Adviser
   BlackRock Financial Management, Inc.
   New York, New York 10154

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         Micro-Cap Equity
         International Equity
         International Small Cap Equity
         International Emerging Markets
         Select Equity
         Index Equity

STOCK & BOND PORTFOLIOS
         Balanced

BOND PORTFOLIOS
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Core Bond
         Government Income
         GNMA
         Managed Income
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income
         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market
         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 Hour Account Information
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

Exchange Privileges
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

Automatic Investment Plans
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plans
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

Retirement Plans
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

General Information About The BlackRock Funds
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]

BLACKROCK
FUNDS

P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                  SR 3/31/99 TFP